UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-05159
                                                 ---------------

                               RS Investment Trust
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                388 Market Street
                             San Francisco, CA 94111
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Terry R. Otton
                               c/o RS Investments
                                388 Market Street
                             San Francisco, CA 94111
         --------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-766-3863
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2007
                                             ---------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS DIVERSIFIED GROWTH FUND+
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 87.4%

ADVERTISING AGENCIES -- 2.2%
inVentiv Health, Inc.(1)                                53,960  $  2,066,129
Marchex, Inc., Class B                                 132,000     2,022,240
--------------------------------------------------------------------------------
                                                                   4,088,369
--------------------------------------------------------------------------------

AIR TRANSPORT -- 4.0%
AAR Corp.(1)                                            76,000     2,094,560
Alaska Air Group, Inc.(1)                               53,400     2,034,540
Genesis Lease Ltd., ADR(3)                              62,700     1,639,605
UAL Corp.(1)                                            46,500     1,774,905
--------------------------------------------------------------------------------
                                                                   7,543,610
--------------------------------------------------------------------------------

ALUMINUM -- 1.0%
Century Aluminum Co.(1)                                 41,500     1,945,520
--------------------------------------------------------------------------------
                                                                   1,945,520
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.6%
Array BioPharma, Inc.(1)                               106,737     1,355,560
ViroPharma, Inc.(1)                                    108,400     1,555,540
--------------------------------------------------------------------------------
                                                                   2,911,100
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 1.9%
Scientific Games Corp., Class A(1)                     110,560     3,629,685
--------------------------------------------------------------------------------
                                                                   3,629,685
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 7.9%
Alvarion Ltd.(1)                                       235,700     1,897,385
Atheros Communications(1)                               97,100     2,323,603
Avocent Corp.(1)                                        75,500     2,036,235
Clearwire Corp.(1)                                      99,700     2,040,859
Foundry Networks, Inc.(1)                              131,600     1,785,812
InPhonic, Inc.(1)                                      195,340     2,129,206
WebEx Communications, Inc.(1)                           43,770     2,488,762
--------------------------------------------------------------------------------
                                                                  14,701,862
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.2%
DealerTrack Holdings, Inc.(1)                           79,214     2,433,454
Macrovision Corp.(1)                                    55,500     1,390,275
Parametric Technology Corp.(1)                         133,000     2,538,970
Quest Software, Inc.(1)                                196,930     3,204,051
The TriZetto Group, Inc.(1)                             96,770     1,936,368
The9 Ltd., ADR(1,3)                                     55,200     1,862,448
--------------------------------------------------------------------------------
                                                                  13,365,566
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 4.1%
Cray, Inc.(1)                                          160,732     2,216,494
NetList, Inc.(1)                                       132,090       919,347


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY (CONTINUED)
Synaptics, Inc.(1)                                      95,200  $  2,435,216
Trident Microsystems, Inc.(1)                          101,454     2,035,167
--------------------------------------------------------------------------------
                                                                   7,606,224
--------------------------------------------------------------------------------

CONSTRUCTION -- 1.3%
Chicago Bridge & Iron Co. N. V.,
  ADR(3)                                                77,000     2,367,750
--------------------------------------------------------------------------------
                                                                   2,367,750
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 1.2%
DTS, Inc.(1)                                            95,000     2,301,850
--------------------------------------------------------------------------------
                                                                   2,301,850
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 0.9%
O2Micro International Ltd.,
  ADR(1,3)                                             215,057     1,698,950
--------------------------------------------------------------------------------
                                                                   1,698,950
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 1.7%
TETRA Technologies, Inc.(1)                            129,000     3,187,590
--------------------------------------------------------------------------------
                                                                   3,187,590
--------------------------------------------------------------------------------

ENTERTAINMENT -- 1.9%
Lions Gate Entertainment Corp.(1)                      308,500     3,523,070
--------------------------------------------------------------------------------
                                                                   3,523,070
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 1.4%
Portfolio Recovery Associates,
  Inc.(1)                                               60,806     2,714,988
--------------------------------------------------------------------------------
                                                                   2,714,988
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 0.9%
Five Star Quality Care, Inc.(1)                        171,140     1,759,319
--------------------------------------------------------------------------------
                                                                   1,759,319
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 2.7%
Healthspring, Inc.(1)                                   87,320     2,056,386
Omnicell, Inc.(1)                                      139,350     2,915,202
--------------------------------------------------------------------------------
                                                                   4,971,588
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.9%
Healthways, Inc.(1)                                     75,880     3,547,390
--------------------------------------------------------------------------------
                                                                   3,547,390
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 1.0%
Security Capital Assurance Ltd.                         65,700     1,854,711
--------------------------------------------------------------------------------
                                                                   1,854,711
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 1.9%
Amerisafe, Inc.(1)                                      86,354     1,627,773
First Mercury Financial Corp.(1)                        90,950     1,869,022
--------------------------------------------------------------------------------
                                                                   3,496,795
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.
+ Effective May 1, 2007, the Fund changed its name to the RS Select Growth Fund.


1     |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS DIVERSIFIED GROWTH FUND+ (CONTINUED)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.0%
Affiliated Managers Group, Inc.(1)                      16,460  $  1,783,441
--------------------------------------------------------------------------------
                                                                   1,783,441
--------------------------------------------------------------------------------

MACHINERY - CONSTRUCTION & HANDLING -- 1.1%
The Manitowoc Company, Inc.                             32,100     2,039,313
--------------------------------------------------------------------------------
                                                                   2,039,313
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3.8%
Dril-Quip, Inc.(1)                                      75,300     3,258,984
Superior Energy Services, Inc.(1)                      113,100     3,898,557
--------------------------------------------------------------------------------
                                                                   7,157,541
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 7.2%
American Medical Systems
  Holdings, Inc.(1)                                    140,500     2,974,385
I-Flow Corp.(1)                                        196,600     2,897,884
Kyphon, Inc.(1)                                         43,400     1,959,076
Orthofix International N.V.(1)                          75,900     3,874,695
PolyMedica Corp.                                        43,090     1,824,000
--------------------------------------------------------------------------------
                                                                  13,530,040
--------------------------------------------------------------------------------

METAL FABRICATING -- 1.3%
Quanex Corp.                                            55,500     2,350,425
--------------------------------------------------------------------------------
                                                                   2,350,425
--------------------------------------------------------------------------------

MISCELLANEOUS MATERIALS & COMMODITIES -- 1.3%
Ceradyne, Inc.(1)                                       44,000     2,408,560
--------------------------------------------------------------------------------
                                                                   2,408,560
--------------------------------------------------------------------------------

MISCELLANEOUS TECHNOLOGY -- 0.8%
Vocus, Inc.(1)                                          70,400     1,417,152
--------------------------------------------------------------------------------
                                                                   1,417,152
--------------------------------------------------------------------------------

MISCELLANOUS PRODUCER DURABLES -- 1.5%
BE Aerospace, Inc.(1)                                   88,300     2,799,110
--------------------------------------------------------------------------------
                                                                   2,799,110
--------------------------------------------------------------------------------

OFFSHORE DRILLING -- 1.2%
Atwood Oceanics, Inc.(1)                                39,470     2,316,494
--------------------------------------------------------------------------------
                                                                   2,316,494
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 1.1%
Range Resources Corp.                                   60,000     2,004,000
--------------------------------------------------------------------------------
                                                                   2,004,000
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 3.0%
Entegris, Inc.(1)                                      261,350     2,796,445
FEI Co.(1)                                              79,000     2,848,740
--------------------------------------------------------------------------------
                                                                   5,645,185
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.0%
Meruelo Maddux Properties, Inc.(1)                     206,360  $  1,805,650
--------------------------------------------------------------------------------
                                                                   1,805,650
--------------------------------------------------------------------------------

RESTAURANTS -- 1.0%
California Pizza Kitchen, Inc.(1)                       55,850     1,836,907
--------------------------------------------------------------------------------
                                                                   1,836,907
--------------------------------------------------------------------------------

RETAIL -- 2.8%
Aeropostale, Inc.(1)                                    52,100     2,095,983
Cache, Inc.(1)                                          84,129     1,493,290
Volcom, Inc.(1)                                         48,300     1,659,588
--------------------------------------------------------------------------------
                                                                   5,248,861
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 2.7%
Investment Technology Group,
  Inc.(1)                                               83,450     3,271,240
Thomas Weisel Partners Group,
  Inc.(1)                                               94,800     1,803,096
--------------------------------------------------------------------------------
                                                                   5,074,336
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 3.5%
FTI Consulting, Inc.(1)                                117,330     3,941,115
Net 1 UEPS Technologies, Inc.(1)                       105,800     2,632,304
--------------------------------------------------------------------------------
                                                                   6,573,419
--------------------------------------------------------------------------------

SHIPPING -- 1.2%
Aegean Marine Petroleum Network,
  Inc.                                                 138,110     2,325,772
--------------------------------------------------------------------------------
                                                                   2,325,772
--------------------------------------------------------------------------------

SHOES -- 1.0%
Iconix Brand Group, Inc.(1)                             93,000     1,897,200
--------------------------------------------------------------------------------
                                                                   1,897,200
--------------------------------------------------------------------------------

STEEL -- 2.4%
Carpenter Technology Corp.                              20,300     2,451,428
IPSCO, Inc.                                             15,000     1,971,000
--------------------------------------------------------------------------------
                                                                   4,422,428
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 0.6%
Occam Networks, Inc.(1)                                 99,690     1,113,537
--------------------------------------------------------------------------------
                                                                   1,113,537
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.2%
Time Warner Telecom, Inc., Class
  A(1)                                                 108,120     2,245,652
--------------------------------------------------------------------------------
                                                                   2,245,652
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $142,115,178)                          163,210,960
--------------------------------------------------------------------------------

                                                        Shares      Value
--------------------------------------------------------------------------------

OTHER INVESTMENT COMPANIES -- 8.1%
iShares Russell 2000 Growth Index
  Fund                                                  95,400     7,637,724



See notes to Schedule of Investments on page 29.


2     |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS DIVERSIFIED GROWTH FUND+ (CONTINUED)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

OTHER INVESTMENT COMPANIES (CONTINUED)
Vanguard Small-Cap ETF                                 107,000  $  7,542,430

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENT COMPANIES (Cost $15,068,621)               15,180,154
--------------------------------------------------------------------------------


                                                        Shares      Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN -- 0.1%
RS Core Equity Fund, Class A(10)                           303        11,691
RS Emerging Growth Fund, Class A(10)                        84         3,034
RS Global Natural Resources Fund,
  Class A(10)                                            2,421        80,006
RS Growth Fund, Class A(10)                                 92         1,415
RS Investors Fund, Class A(10)                           2,473        29,704
RS MidCap Opportunities Fund,
  Class A(10)                                            1,017        15,053
RS Partners Fund, Class A(10)                            1,215        44,363
RS Smaller Company Growth Fund,
  Class A(10)                                            1,813        38,733
RS Value Fund, Class A(10)                                  11           330

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $192,603)                              224,329
--------------------------------------------------------------------------------


                                                                    Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.2%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(11)                               7,847,970

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $7,847,970)                     7,847,970
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.8% (Cost $165,224,372)                   186,463,413
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.2%                                            322,099
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $186,785,512
--------------------------------------------------------------------------------




See notes to Schedule of Investments on page 29.


3     |

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SCHEDULE OF INVESTMENTS -- RS EMERGING GROWTH FUND
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.1%

ADVERTISING AGENCIES -- 3.5%
aQuantive, Inc.(1)                                     311,830  $  8,703,175
Marchex, Inc., Class B                                 134,840     2,065,749
ValueClick, Inc.(1)                                    420,120    10,977,736
--------------------------------------------------------------------------------
                                                                  21,746,660
--------------------------------------------------------------------------------

AEROSPACE -- 2.0%
HEICO Corp.                                            222,740     8,127,783
Ladish Co., Inc.(1)                                    120,282     4,527,414
--------------------------------------------------------------------------------
                                                                  12,655,197
--------------------------------------------------------------------------------

AIR TRANSPORT -- 1.1%
Allegiant Travel Co.(1)                                206,980     6,519,870
--------------------------------------------------------------------------------
                                                                   6,519,870
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 1.0%
Boston Private Financial Holdings, Inc.                226,205     6,315,644
--------------------------------------------------------------------------------
                                                                   6,315,644
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 0.9%
Keryx Biopharmaceuticals, Inc.(1)                      505,560     5,318,491
--------------------------------------------------------------------------------
                                                                   5,318,491
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 1.4%
Pinnacle Entertainment, Inc.(1)                        206,110     5,991,618
Scientific Games Corp., Class A(1)                      92,050     3,022,001
--------------------------------------------------------------------------------
                                                                   9,013,619
--------------------------------------------------------------------------------

COMMERCIAL INFORMATION SERVICES -- 0.5%
Ctrip.com International Ltd.,
  ADR(3)                                                49,950     3,345,901
--------------------------------------------------------------------------------
                                                                   3,345,901
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 6.6%
Atheros Communications(1)                              305,870     7,319,469
Cbeyond, Inc.(1)                                       245,720     7,206,968
Ciena Corp.(1)                                         219,520     6,135,584
Foundry Networks, Inc.(1)                              411,150     5,579,305
j2 Global Communications, Inc.(1)                      341,770     9,473,864
NETGEAR, Inc.(1)                                       188,460     5,376,764
--------------------------------------------------------------------------------
                                                                  41,091,954
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 13.7%
Ariba, Inc.(1)                                         470,680     4,424,392
DealerTrack Holdings, Inc.(1)                          280,008     8,601,846
Digital River, Inc.(1)                                 159,770     8,827,292
Equinix, Inc.(1)                                        93,520     8,008,117
Informatica Corp.(1)                                   567,160     7,616,959
MicroStrategy, Inc., Class A(1)                         57,460     7,262,369
Nuance Communications, Inc.(1)                         580,300     8,884,393


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------


COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Salary.com, Inc.(1)                                    358,465  $  3,989,715
Sigma Designs, Inc.(1)                                 171,260     4,497,288
Systems Xcellence, Inc.(1)                             320,990     6,047,452
The TriZetto Group, Inc.(1)                            543,070    10,866,831
The9 Ltd., ADR(1,3)                                    197,550     6,665,337
--------------------------------------------------------------------------------
                                                                  85,691,991
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 1.6%
Synaptics, Inc.(1)                                     260,510     6,663,846
Trident Microsystems, Inc.(1)                          175,200     3,514,512
--------------------------------------------------------------------------------
                                                                  10,178,358
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.6%
Netflix, Inc.(1)                                       280,330     6,500,853
THQ, Inc.(1)                                           221,910     7,587,103
WebSideStory, Inc.(1)                                  181,120     2,345,504
--------------------------------------------------------------------------------
                                                                  16,433,460
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.7%
Oakley, Inc.                                           215,860     4,347,420
--------------------------------------------------------------------------------
                                                                   4,347,420
--------------------------------------------------------------------------------

COSMETICS -- 1.1%
Bare Escentuals, Inc.(1)                               186,310     6,682,940
--------------------------------------------------------------------------------
                                                                   6,682,940
--------------------------------------------------------------------------------

 DRUGS & PHARMACEUTICALS -- 1.6%
 Catalyst Pharmaceutical Partners,
   Inc.(1)                                              95,075       380,300
 Medicis Pharmaceutical Corp.,
   Class A                                             161,470     4,976,506
United Therapeutics Corp.(1)                            90,940     4,890,753
--------------------------------------------------------------------------------
                                                                  10,247,559
--------------------------------------------------------------------------------

ELECTRONICS -- 0.7%
Daktronics, Inc.                                       150,960     4,142,342
--------------------------------------------------------------------------------
                                                                   4,142,342
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 3.8%
Accuray, Inc.(1)                                       116,070     2,581,397
Hologic, Inc.(1)                                       194,450    11,208,098
Illumina, Inc.(1)                                      338,380     9,914,534
--------------------------------------------------------------------------------
                                                                  23,704,029
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 5.4%
FormFactor, Inc.(1)                                     70,770     3,166,957
Netlogic Microsystems, Inc.(1)                         267,350     7,116,857
O2Micro International Ltd.,
   ADR(1,3)                                            896,730     7,084,167
 PLX Technology, Inc.(1)                               347,140     3,381,144
 Silicon Laboratories, Inc.(1)                         111,780     3,344,458
 Silicon Motion Technology Corp.,
   ADR(1,3)                                            229,560     5,169,691

See notes to Schedule of Investments on page 29.


4     |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS EMERGING GROWTH FUND (CONTINUED)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS (CONTINUED)
Techwell, Inc.(1)                                      368,676  $  4,597,390
--------------------------------------------------------------------------------
                                                                  33,860,664
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 1.1%
TETRA Technologies, Inc.(1)                            275,550     6,808,841
--------------------------------------------------------------------------------
                                                                   6,808,841
--------------------------------------------------------------------------------

FINANCE COMPANIES -- 1.3%
 International Securities Exchange
   Holdings, Inc., Class A                             166,920     8,145,696
--------------------------------------------------------------------------------
                                                                   8,145,696
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 3.5%
Global Cash Access Holdings,
  Inc.(1)                                              119,400     1,992,786
Portfolio Recovery Associates,
  Inc.(1)                                              272,240    12,155,516
Sotheby's                                              179,410     7,980,157
--------------------------------------------------------------------------------
                                                                  22,128,459
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.9%
Heartland Payment Systems, Inc.                        226,020     5,343,113
--------------------------------------------------------------------------------
                                                                   5,343,113
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES -- 1.0%
FactSet Research Systems, Inc.                         101,660     6,389,331
--------------------------------------------------------------------------------
                                                                   6,389,331
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 2.4%
ICON PLC, ADR(1,3)                                     146,182     6,227,353
Psychiatric Solutions, Inc.(1)                         135,730     5,471,277
Sunrise Senior Living, Inc.(1)                          83,910     3,316,123
--------------------------------------------------------------------------------
                                                                  15,014,753
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 2.1%
Allscripts Healthcare Solutions,
  Inc.(1)                                              207,210     5,555,300
Vital Images, Inc.(1)                                  232,430     7,730,622
--------------------------------------------------------------------------------
                                                                  13,285,922
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.5%
Healthways, Inc.(1)                                    200,970     9,395,347
--------------------------------------------------------------------------------
                                                                   9,395,347
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 1.9%
First Mercury Financial Corp.(1)                       301,630     6,198,497
Tower Group, Inc.                                      176,520     5,687,474
--------------------------------------------------------------------------------
                                                                  11,885,971
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.3%
Affiliated Managers Group, Inc.(1)                      52,690     5,708,961
Optionable, Inc.(1)                                    371,430     2,202,580
--------------------------------------------------------------------------------
                                                                   7,911,541
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

LEISURE TIME -- 0.6%
Life Time Fitness, Inc.(1)                              76,480  $  3,931,837
--------------------------------------------------------------------------------
                                                                   3,931,837
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 2.2%
Core Laboratories N.V.(1)                               85,000     7,125,550
Dril-Quip, Inc.(1)                                     152,030     6,579,858
--------------------------------------------------------------------------------
                                                                  13,705,408
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 6.5%
American Medical Systems Holdings,
  Inc.(1)                                              204,760     4,334,769
AngioDynamics, Inc.(1)                                 145,730     2,461,380
Kyphon, Inc.(1)                                        257,320    11,615,425
Mentor Corp.                                            59,830     2,752,180
NuVasive, Inc.(1)                                      252,700     6,001,625
PolyMedica Corp.                                       181,499     7,682,853
ResMed, Inc.(1)                                        116,550     5,870,623
--------------------------------------------------------------------------------
                                                                  40,718,855
--------------------------------------------------------------------------------

MISCELLANEOUS MATERIALS & COMMODITIES -- 1.0%
Ceradyne, Inc.(1)                                      114,760     6,281,962
--------------------------------------------------------------------------------
                                                                   6,281,962
--------------------------------------------------------------------------------

MISCELLANEOUS TECHNOLOGY -- 0.3%
Vocus, Inc.(1)                                         104,240     2,098,351
--------------------------------------------------------------------------------
                                                                   2,098,351
--------------------------------------------------------------------------------

MISCELLANOUS PRODUCER DURABLES -- 1.3%
BE Aerospace, Inc.(1)                                  248,700     7,883,790
--------------------------------------------------------------------------------
                                                                   7,883,790
--------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.6%
Team, Inc.(1)                                           89,894     3,429,456
--------------------------------------------------------------------------------
                                                                   3,429,456
--------------------------------------------------------------------------------

PRINTING & COPYING SERVICES -- 1.3%
VistaPrint Ltd.(1)                                     204,880     7,846,904
--------------------------------------------------------------------------------
                                                                   7,846,904
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 0.9%
Varian Semiconductor Equipment
  Associates, Inc.(1)                                  106,640     5,692,443
--------------------------------------------------------------------------------
                                                                   5,692,443
--------------------------------------------------------------------------------

RESTAURANTS -- 0.9%
California Pizza Kitchen, Inc.(1)                      172,740     5,681,419
--------------------------------------------------------------------------------
                                                                   5,681,419
--------------------------------------------------------------------------------

RETAIL -- 4.4%
Bebe Stores, Inc.                                      310,090     5,389,364
GSI Commerce, Inc.(1)                                  328,811     7,427,840


See notes to Schedule of Investments on page 29.


5     |

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SCHEDULE OF INVESTMENTS -- RS EMERGING GROWTH FUND (CONTINUED)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

RETAIL (CONTINUED)
Volcom, Inc.(1)                                        232,127  $  7,975,884
Zumiez, Inc.(1)                                        168,030     6,741,364
--------------------------------------------------------------------------------
                                                                  27,534,452
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 3.3%
Investment Technology Group,
  Inc.(1)                                              288,370    11,304,104
optionsXpress Holdings, Inc.                           164,150     3,864,091
Penson Worldwide, Inc.(1)                              173,400     5,234,946
--------------------------------------------------------------------------------
                                                                  20,403,141
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 4.5%
51job, Inc., ADR(1,3)                                  152,240     2,469,333
AMN Healthcare Services, Inc.(1)                       288,330     6,522,024
eTelecare Global Solutions, Inc.,
  ADR(1,3)                                               8,604       130,350
Kenexa Corp.(1)                                        157,490     4,902,664
Perficient, Inc.(1)                                    394,340     7,800,045
PRG-Schultz International, Inc.(1)                       3,720        53,159
Resources Connection, Inc.(1)                          201,520     6,446,625
--------------------------------------------------------------------------------
                                                                  28,324,200
--------------------------------------------------------------------------------

SHIPPING -- 1.0%
Aegean Marine Petroleum Network, Inc.                  373,990     6,297,992
--------------------------------------------------------------------------------
                                                                   6,297,992
--------------------------------------------------------------------------------

SHOES -- 1.9%
Crocs, Inc.(1)                                          91,160     4,307,310
Iconix Brand Group, Inc.(1)                            373,610     7,621,644
--------------------------------------------------------------------------------
                                                                  11,928,954
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.5%
Time Warner Telecom, Inc., Class A(1)                  434,190     9,018,126
--------------------------------------------------------------------------------
                                                                   9,018,126
--------------------------------------------------------------------------------

WHOLESALERS -- 0.7%
Houston Wire & Cable Co.(1)                            151,300     4,239,426
--------------------------------------------------------------------------------
                                                                   4,239,426
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $511,098,519)                          612,621,789
--------------------------------------------------------------------------------


                                                        Shares      Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN -- 0.1%
RS Core Equity Fund, Class A(10)                           601        23,174
RS Global Natural Resources Fund,
  Class A(10)                                            4,819       159,260
RS Growth Fund, Class A(10)                                268         4,121
RS Investors Fund, Class A(10)                           5,084        61,058
RS MidCap Opportunities Fund,
  Class A(10)                                            2,187        32,362
RS Partners Fund, Class A(10)                            2,133        77,887


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN
(CONTINUED)
RS Smaller Company Growth Fund,
  Class A(10)                                            3,559  $     76,030
RS Value Fund, Class A(10)                                  38         1,088

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $369,770)                              434,980
--------------------------------------------------------------------------------


                                                                    Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.5%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(11)                              33,362,132
BlackRock Liquidity Funds TempFund
  Portfolio-Institutional Shares(11)                               7,695,121

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $41,057,253)                   41,057,253
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 104.7% (Cost $552,525,542)                  654,114,022
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (4.7)%                                 (29,501,535)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $624,612,487
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.


6     |

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SCHEDULE OF INVESTMENTS -- RS GROWTH FUND
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.1%

AEROSPACE -- 3.8%
Lockheed Martin Corp.                                   25,600  $  2,483,712
The Boeing Co.                                          25,000     2,222,750
United Technologies Corp.                               35,000     2,275,000
--------------------------------------------------------------------------------
                                                                   6,981,462
--------------------------------------------------------------------------------

AGRICULTURE - FISHING & RANCHING -- 1.7%
Monsanto Co.                                            56,000     3,077,760
--------------------------------------------------------------------------------
                                                                   3,077,760
--------------------------------------------------------------------------------

AIR TRANSPORT -- 1.1%
AMR Corp.(1)                                            67,000     2,040,150
--------------------------------------------------------------------------------
                                                                   2,040,150
--------------------------------------------------------------------------------

ALUMINUM -- 1.5%
Alcoa, Inc.                                             80,000     2,712,000
--------------------------------------------------------------------------------
                                                                   2,712,000
--------------------------------------------------------------------------------

AUTO PARTS - ORIGINAL EQUIPMENT -- 0.9%
Autoliv, Inc.                                           30,000     1,713,300
--------------------------------------------------------------------------------
                                                                   1,713,300
--------------------------------------------------------------------------------

BANKS - NON U.S. -- 1.1%
Bank of Ireland, ADR(3)                                 23,874     2,065,101
--------------------------------------------------------------------------------
                                                                   2,065,101
--------------------------------------------------------------------------------

BEVERAGE - DISTILLERS -- 1.3%
Brown-Forman Corp., Class B                             35,000     2,294,600
--------------------------------------------------------------------------------
                                                                   2,294,600
--------------------------------------------------------------------------------

BEVERAGE - SOFT DRINKS -- 1.2%
PepsiCo, Inc.                                           36,000     2,288,160
--------------------------------------------------------------------------------
                                                                   2,288,160
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.3%
Genentech, Inc.(1)                                      30,000     2,463,600
--------------------------------------------------------------------------------
                                                                   2,463,600
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 2.1%
Time Warner Cable, Inc.(1)                             105,000     3,934,350
--------------------------------------------------------------------------------
                                                                   3,934,350
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 1.2%
Harrah's Entertainment, Inc.                            27,000     2,280,150
--------------------------------------------------------------------------------
                                                                   2,280,150
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 11.1%
Cisco Systems, Inc.(1)                                 125,000     3,191,250
Clearwire Corp.(1)                                     107,800     2,206,666
Corning, Inc.(1)                                       115,000     2,615,100
Juniper Networks, Inc.(1)                              135,000     2,656,800


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY (CONTINUED)
L-3 Communications Holdings, Inc.                       22,000  $  1,924,340
NDS Group PLC, ADR(1,3)                                 29,000     1,448,260
QUALCOMM, Inc.                                          80,000     3,412,800
Research In Motion Ltd.(1)                              21,000     2,866,290
--------------------------------------------------------------------------------
                                                                  20,321,506
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.0%
Adobe Systems, Inc.(1)                                  45,000     1,876,500
Akamai Technologies, Inc.(1)                            45,000     2,246,400
BEA Systems, Inc.(1)                                   210,000     2,433,900
Business Objects S.A., ADR(1,3)                         45,000     1,628,550
Microsoft Corp.                                        100,000     2,787,000
Sybase, Inc.(1)                                         72,700     1,837,856
--------------------------------------------------------------------------------
                                                                  12,810,206
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 3.8%
Apple, Inc.(1)                                          25,000     2,322,750
EMC Corp.(1)                                           200,000     2,770,000
Hewlett-Packard Co.                                     45,000     1,806,300
--------------------------------------------------------------------------------
                                                                   6,899,050
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.0%
Google, Inc., Class A(1)                                 3,000     1,374,480
Yahoo! Inc.(1)                                          75,000     2,346,750
--------------------------------------------------------------------------------
                                                                   3,721,230
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 4.7%
American Express Co.                                    45,000     2,538,000
Chicago Mercantile Exchange
  Holdings, Inc.                                         1,800       958,428
Citigroup, Inc.                                         45,000     2,310,300
The Goldman Sachs Group, Inc.                           13,500     2,789,505
--------------------------------------------------------------------------------
                                                                   8,596,233
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 5.8%
Abbott Laboratories                                     57,000     3,180,600
Cardinal Health, Inc.                                   35,000     2,553,250
Gilead Sciences, Inc.(1)                                38,000     2,907,000
Sepracor, Inc.(1)                                       45,000     2,098,350
--------------------------------------------------------------------------------
                                                                  10,739,200
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT & COMPONENTS -- 1.3%
Emerson Electric Co.                                    55,000     2,369,950
--------------------------------------------------------------------------------
                                                                   2,369,950
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 1.0%
Broadcom Corp., Class A(1)                              60,000     1,924,200
--------------------------------------------------------------------------------
                                                                   1,924,200
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 29.


7     |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS GROWTH FUND (CONTINUED)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

ELECTRONICS - TECHNOLOGY -- 1.0%
Rockwell Automation, Inc.                               32,000  $  1,915,840
--------------------------------------------------------------------------------
                                                                   1,915,840
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 0.9%
CBOT Holdings, Inc., Class A(1)                          9,000     1,633,500
--------------------------------------------------------------------------------
                                                                   1,633,500
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.7%
Alliance Data Systems Corp.(1)                          52,000     3,204,240
--------------------------------------------------------------------------------
                                                                   3,204,240
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 2.6%
CVS/Caremark Corp.                                      55,000     1,877,700
Express Scripts, Inc.(1)                                35,000     2,825,200
--------------------------------------------------------------------------------
                                                                   4,702,900
--------------------------------------------------------------------------------

HOTEL/MOTEL -- 1.6%
Starwood Hotels & Resorts
   Worldwide, Inc.                                      45,300     2,937,705
--------------------------------------------------------------------------------
                                                                   2,937,705
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 2.2%
Assurant, Inc.                                          38,000     2,037,940
The Hartford Financial Services
   Group, Inc.                                          21,000     2,007,180
--------------------------------------------------------------------------------
                                                                   4,045,120
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.7%
Cameron International Corp.(1)                          40,000     2,511,600
Halliburton Co.                                         70,000     2,221,800
National-Oilwell Varco, Inc.(1)                         25,000     1,944,750
Weatherford International Ltd.(1)                       45,000     2,029,500
--------------------------------------------------------------------------------
                                                                   8,707,650
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 0.5%
Titanium Metals Corp.(1)                                25,000       897,000
--------------------------------------------------------------------------------
                                                                     897,000
--------------------------------------------------------------------------------

MILLING - FRUIT & GRAIN PROCESSING -- 0.7%
Corn Products International, Inc.                       35,000     1,245,650
--------------------------------------------------------------------------------
                                                                   1,245,650
--------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 3.6%
General Electric Co.                                    57,000     2,015,520
Honeywell International, Inc.                           53,000     2,441,180
Tyco International Ltd.                                 70,000     2,208,500
--------------------------------------------------------------------------------
                                                                   6,665,200
--------------------------------------------------------------------------------

OFFSHORE DRILLING -- 3.1%
ENSCO International, Inc.                               47,500     2,584,000
Transocean, Inc.(1)                                     37,000     3,022,900
--------------------------------------------------------------------------------
                                                                   5,606,900
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 1.4%
XTO Energy, Inc.                                        47,300  $  2,592,513
--------------------------------------------------------------------------------
                                                                   2,592,513
--------------------------------------------------------------------------------

OIL - INTEGRATED DOMESTIC -- 2.2%
ConocoPhillips                                          29,000     1,982,150
Petroleo Brasileiro S.A., ADR(3)                        20,000     1,990,200
--------------------------------------------------------------------------------
                                                                   3,972,350
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 1.6%
Grupo Televisa S.A., ADR(3)                            100,000     2,980,000
--------------------------------------------------------------------------------
                                                                   2,980,000
--------------------------------------------------------------------------------

RETAIL -- 5.3%
Circuit City Stores, Inc.                              105,000     1,945,650
Costco Wholesale Corp.                                  55,000     2,961,200
Kohl's Corp.(1)                                         31,500     2,413,215
Lowe's Cos., Inc.                                       75,000     2,361,750
--------------------------------------------------------------------------------
                                                                   9,681,815
--------------------------------------------------------------------------------

STEEL -- 1.3%
Nucor Corp.                                             36,000     2,344,680
--------------------------------------------------------------------------------
                                                                   2,344,680
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 1.6%
Nokia Oyj, ADR(3)                                      130,000     2,979,600
--------------------------------------------------------------------------------
                                                                   2,979,600
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.1%
Coach, Inc.(1)                                          40,000     2,002,000
--------------------------------------------------------------------------------
                                                                   2,002,000
--------------------------------------------------------------------------------

TIRES & RUBBER -- 1.4%
The Goodyear Tire & Rubber Co.(1)                       80,000     2,495,200
--------------------------------------------------------------------------------
                                                                   2,495,200
--------------------------------------------------------------------------------

TOBACCO -- 1.4%
Altria Group, Inc.                                      29,000     2,546,490
--------------------------------------------------------------------------------
                                                                   2,546,490
--------------------------------------------------------------------------------

UTILITIES - CABLE TV & RADIO -- 1.2%
Comcast Corp., Special Class A(1)                       85,000     2,164,950
--------------------------------------------------------------------------------
                                                                   2,164,950
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 4.1%
America Movil S.A.B. de C.V.,
  ADR(3)                                                60,000     2,867,400
AT&T, Inc.                                              70,000     2,760,100
Windstream Corp.                                       135,000     1,983,150
--------------------------------------------------------------------------------
                                                                   7,610,650
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $161,524,215)                          182,164,161
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.


8     |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS GROWTH FUND (CONTINUED)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN -- 0.0%
RS Core Equity Fund, Class A(10)                            88  $      3,382
RS Emerging Growth Fund, Class
  A(10)                                                     39         1,421
RS Global Natural Resources Fund,
  Class A(10)                                              713        23,578
RS Investors Fund, Class A(10)                             801         9,624
RS MidCap Opportunities Fund,
  Class A(10)                                              329         4,866
RS Partners Fund, Class A(10)                              311        11,366
RS Smaller Company Growth Fund,
  Class A(10)                                              512        10,928
RS Value Fund, Class A(10)                                  10           286

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $55,864)                                65,451
--------------------------------------------------------------------------------


                                                                    Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.7%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(11)                               3,036,437

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,036,437)                     3,036,437
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.8% (Cost $164,616,516)                  185,266,049
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.8)%                                  (1,502,348)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $183,763,701
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.


9     |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- THE INFORMATION AGE FUND(R)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.2%

ADVERTISING AGENCIES -- 8.7%
aQuantive, Inc.(1)                                      74,150  $  2,069,527
Marchex, Inc., Class B                                 132,670     2,032,504
ValueClick, Inc.(1)                                     93,220     2,435,839
--------------------------------------------------------------------------------
                                                                   6,537,870
--------------------------------------------------------------------------------

COMMERCIAL INFORMATION SERVICES -- 1.0%
Ctrip.com International Ltd.,
  ADR(3)                                                11,520       771,667
--------------------------------------------------------------------------------
                                                                     771,667
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 11.2%
Atheros Communications(1)                               38,570       922,980
AudioCodes Ltd.(1)                                      62,030       419,323
Brocade Communications Systems,
  Inc.(1)                                              114,150     1,086,708
Ciena Corp.(1)                                          32,600       911,170
Foundry Networks, Inc.(1)                               74,630     1,012,729
j2 Global Communications, Inc.(1)                       31,680       878,170
NETGEAR, Inc.(1)                                        22,480       641,354
QUALCOMM, Inc.                                          38,590     1,646,250
Sonus Networks, Inc.(1)                                114,120       920,948
--------------------------------------------------------------------------------
                                                                   8,439,632
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 23.8%
Adobe Systems, Inc.(1)                                  12,980       541,266
Akamai Technologies, Inc.(1)                            15,140       755,789
Ariba, Inc.(1)                                         132,810     1,248,414
Citrix Systems, Inc.(1)                                 35,850     1,148,275
Concur Technologies, Inc.(1)                            57,010       995,395
Digital River, Inc.(1)                                  28,640     1,582,360
Equinix, Inc.(1)                                        14,760     1,263,899
F5 Networks, Inc.(1)                                    11,170       744,816
Informatica Corp.(1)                                   120,880     1,623,418
Microsoft Corp.                                         56,200     1,566,294
Nuance Communications, Inc.(1)                          72,750     1,113,802
Omniture, Inc.(1)                                       41,430       755,269
Salary.com, Inc.(1)                                     67,320       749,272
Salesforce.com, Inc.(1)                                 26,370     1,129,163
Sigma Designs, Inc.(1)                                  28,220       741,057
Syntel, Inc.                                             6,970       241,511
The9 Ltd., ADR(1,3)                                     50,730     1,711,630
--------------------------------------------------------------------------------
                                                                  17,911,630
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 9.0%
Apple, Inc.(1)                                          13,880     1,289,591


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------


COMPUTER TECHNOLOGY (CONTINUED)
Rackable Systems, Inc.(1)                               64,200  $  1,089,474
SanDisk Corp.(1)                                        26,738     1,171,124
Seagate Technology                                      31,560       735,348
Synaptics, Inc.(1)                                      61,790     1,580,588
Trident Microsystems, Inc.(1)                           45,700       916,742
--------------------------------------------------------------------------------
                                                                   6,782,867
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 8.2%
Google, Inc., Class A(1)                                 4,150     1,901,364
Netflix, Inc.(1)                                        44,520     1,032,419
THQ, Inc.(1)                                            48,210     1,648,300
Yahoo! Inc.(1)                                          50,178     1,570,069
--------------------------------------------------------------------------------
                                                                   6,152,152
--------------------------------------------------------------------------------

ELECTRONICS -- 1.4%
Daktronics, Inc.                                        38,010     1,042,994
--------------------------------------------------------------------------------
                                                                   1,042,994
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 18.5%
AMIS Holdings, Inc.(1)                                 111,120     1,216,764
Applied Micro Circuits Corp.(1)                        283,840     1,036,016
FormFactor, Inc.(1)                                     13,180       589,805
Marvell Technology Group Ltd.(1)                        66,470     1,117,361
Netlogic Microsystems, Inc.(1)                          39,760     1,058,411
O2Micro International Ltd.,
  ADR(1,3)                                             521,420     4,119,218
PLX Technology, Inc.(1)                                195,592     1,905,066
Silicon Laboratories, Inc.(1)                           38,530     1,152,818
Silicon Motion Technology Corp.,
  ADR(1,3)                                              25,370       571,332
Techwell, Inc.(1)                                       90,930     1,133,897
--------------------------------------------------------------------------------
                                                                  13,900,688
--------------------------------------------------------------------------------

ELECTRONICS - TECHNOLOGY -- 2.2%
Eagle Test Systems, Inc.(1)                             45,450       756,288
Super Micro Computer, Inc.(1)                          101,240       910,148
--------------------------------------------------------------------------------
                                                                   1,666,436
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.5%
WebMD Health Corp., Class A(1)                          20,900     1,099,967
--------------------------------------------------------------------------------
                                                                   1,099,967
--------------------------------------------------------------------------------

LEISURE TIME -- 2.9%
Nintendo Co. Ltd., ADR(3)                               59,600     2,163,480
--------------------------------------------------------------------------------
                                                                   2,163,480
--------------------------------------------------------------------------------

MISCELLANEOUS TECHNOLOGY -- 0.3%
Vocus, Inc.(1)                                          12,500       251,625
--------------------------------------------------------------------------------
                                                                     251,625
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.


10    |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- THE INFORMATION AGE FUND(R) CONTINUED)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 2.4%
KLA-Tencor Corp.                                        21,030  $  1,121,320
Varian Semiconductor Equipment
  Associates, Inc.(1)                                   12,790       682,730
--------------------------------------------------------------------------------
                                                                   1,804,050
--------------------------------------------------------------------------------

RETAIL -- 1.7%
GSI Commerce, Inc.(1)                                   56,939     1,286,252
--------------------------------------------------------------------------------
                                                                   1,286,252
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 0.9%
OpNext, Inc.(1)                                         48,110       711,547
--------------------------------------------------------------------------------
                                                                     711,547
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.5%
Time Warner Telecom, Inc., Class
  A(1)                                                  53,580     1,112,857
--------------------------------------------------------------------------------
                                                                   1,112,857
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $60,955,551)                            71,635,714
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN -- 0.1%
RS Core Equity Fund, Class A(10)                            50         1,929
RS Emerging Growth Fund, Class A(10)                        14           521
RS Global Natural Resources
  Fund, Class A(10)                                        403        13,325
RS Growth Fund, Class A(10)                                 28           434
RS Investors Fund, Class A(10)                             436         5,235
RS MidCap Opportunities Fund,
  Class A(10)                                              167         2,472
RS Partners Fund, Class A(10)                              211         7,690
RS Smaller Company Growth Fund,
  Class A(10)                                              295         6,304
RS Value Fund, Class A(10)                                   4           120

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $33,600)                                38,030
--------------------------------------------------------------------------------

                                                                    Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.8%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(11)                               3,812,043
BlackRock Liquidity Funds TempFund
  Portfolio-Institutional Shares(11)                                 542,975

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,355,018)                     4,355,018
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.1% (Cost $65,344,169)                    76,028,762
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.1)%                                    (837,083)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $ 75,191,679
--------------------------------------------------------------------------------



See notes to Schedule of Investments on page 29.


11    |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS INTERNET AGE FUND(R)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.2%

ADVERTISING AGENCIES -- 12.2%
aQuantive, Inc.(1)                                      94,010  $  2,623,819
Marchex, Inc., Class B                                 177,970     2,726,500
ValueClick, Inc.(1)                                     70,590     1,844,517
--------------------------------------------------------------------------------
                                                                   7,194,836
--------------------------------------------------------------------------------

COMMERCIAL INFORMATION SERVICES -- 1.5%
Ctrip.com International Ltd.,
  ADR(3)                                                12,970       868,796
--------------------------------------------------------------------------------
                                                                     868,796
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 5.0%
AudioCodes Ltd.(1)                                      46,040       311,230
Cbeyond, Inc.(1)                                        25,640       752,021
Ciena Corp.(1)                                          24,680       689,806
NETGEAR, Inc.(1)                                        17,010       485,295
Sonus Networks, Inc.(1)                                 85,150       687,161
--------------------------------------------------------------------------------
                                                                   2,925,513
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 26.8%
Adobe Systems, Inc.(1)                                  10,850       452,445
Akamai Technologies, Inc.(1)                            11,830       590,554
Ariba, Inc.(1)                                          99,790       938,026
Citrix Systems, Inc.(1)                                 27,970       895,879
Concur Technologies, Inc.(1)                            41,530       725,114
Digital River, Inc.(1)                                  32,410     1,790,652
Equinix, Inc.(1)                                        11,910     1,019,853
Informatica Corp.(1)                                    91,220     1,225,085
Nuance Communications, Inc.(1)                          41,540       635,977
Omniture, Inc.(1)                                       32,320       589,194
Salary.com, Inc.(1)                                     51,020       567,853
Salesforce.com, Inc.(1)                                 20,930       896,223
Sigma Designs, Inc.(1)                                  21,720       570,367
Submarino SA, GDR 144A(3,7)                             29,040     1,970,065
Syntel, Inc.                                             5,210       180,526
The9 Ltd., ADR(1,3)                                     65,630     2,214,356
Vignette Corp.(1)                                       32,890       610,767
--------------------------------------------------------------------------------
                                                                  15,872,936
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 3.6%
Rackable Systems, Inc.(1)                               50,340       854,270
Synaptics, Inc.(1)                                      23,230       594,223
Trident Microsystems, Inc.(1)                           34,100       684,046
--------------------------------------------------------------------------------
                                                                   2,132,539
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 13.5%
Google, Inc., Class A(1,8)                               5,100     2,336,616


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS (CONTINUED)
Netflix, Inc.(1)                                        81,480  $  1,889,521
THQ, Inc.(1)                                            40,730     1,392,559
Yahoo! Inc.(1,8)                                        76,340     2,388,679
--------------------------------------------------------------------------------
                                                                   8,007,375
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT & COMPONENTS -- 1.1%
Color Kinetics, Inc.(1)                                 33,440       649,739
--------------------------------------------------------------------------------
                                                                     649,739
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 14.4%
AMIS Holdings, Inc.(1)                                  84,980       930,531
FormFactor, Inc.(1)                                     10,240       458,240
Netlogic Microsystems, Inc.(1)                          30,090       800,996
O2Micro International Ltd.,
  ADR(1,3)                                             394,680     3,117,972
PLX Technology, Inc.(1)                                143,210     1,394,866
Silicon Laboratories, Inc.(1)                           30,110       900,891
Techwell, Inc.(1)                                       71,200       887,864
--------------------------------------------------------------------------------
                                                                   8,491,360
--------------------------------------------------------------------------------

ELECTRONICS - TECHNOLOGY -- 1.2%
Super Micro Computer, Inc.(1)                           79,270       712,637
--------------------------------------------------------------------------------
                                                                     712,637
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.4%
WebMD Health Corp., Class A(1)                          15,830       833,133
--------------------------------------------------------------------------------
                                                                     833,133
--------------------------------------------------------------------------------

LEISURE TIME -- 3.3%
Nintendo Co. Ltd., ADR(3)                               53,230     1,932,249
--------------------------------------------------------------------------------
                                                                   1,932,249
--------------------------------------------------------------------------------

MISCELLANEOUS TECHNOLOGY -- 0.3%
Vocus, Inc.(1)                                           9,400       189,222
--------------------------------------------------------------------------------
                                                                     189,222
--------------------------------------------------------------------------------

PRINTING & COPYING SERVICES -- 2.4%
VistaPrint Ltd.(1)                                      37,760     1,446,208
--------------------------------------------------------------------------------
                                                                   1,446,208
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 0.9%
Varian Semiconductor Equipment
  Associates, Inc.(1)                                    9,690       517,252
--------------------------------------------------------------------------------
                                                                     517,252
--------------------------------------------------------------------------------

RETAIL -- 6.0%
Blue Nile, Inc.(1)                                      15,370       624,944
GSI Commerce, Inc.(1)                                  129,080     2,915,917
--------------------------------------------------------------------------------
                                                                   3,540,861
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.


12    |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS INTERNET AGE FUND(R) (CONTINUED)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 0.9%
OpNext, Inc.(1)                                         36,250  $    536,138
--------------------------------------------------------------------------------
                                                                     536,138
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.7%
Time Warner Telecom, Inc., Class
  A(1)                                                  49,040     1,018,561
--------------------------------------------------------------------------------
                                                                   1,018,561
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $45,066,969)                            56,869,355
--------------------------------------------------------------------------------

                                                        Shares      Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN -- 0.0%
RS Core Equity Fund, Class A(10)                            33         1,262
RS Emerging Growth Fund, Class A(10)                        10           366
RS Global Natural Resources Fund,
  Class A(10)                                              266         8,781
RS Growth Fund, Class A(10)                                 23           361
RS Investors Fund, Class A(10)                             296         3,558
RS MidCap Opportunities Fund,
  Class A(10)                                              112         1,654
RS Partners Fund, Class A(10)                              136         4,972
RS Smaller Company Growth Fund,
  Class A(10)                                              192         4,094
RS Value Fund, Class A(10)                                   3            93

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $22,293)                                25,141
--------------------------------------------------------------------------------


                                                                       Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.7%
BlackRock Liquidity Funds
  TempCash
  Portfolio-Institutional
  Shares(11)                                                       2,774,949

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,774,949)                     2,774,949
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.9% (Cost $47,864,211)                    59,669,445
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (1.2)% (Proceeds $(583,917))               (718,649)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.3%                                            193,416
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $ 59,144,212
--------------------------------------------------------------------------------



Schedule of Securities Sold Short - RS Internet Age Fund(R)


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 1.2%

FINANCIAL INFORMATION SERVICES -- 1.2%
Move, Inc.(1)                                          129,720       718,649
--------------------------------------------------------------------------------
                                                                     718,649
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT (Proceeds $583,917)                 $    718,649
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.


13   |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS MIDCAP OPPORTUNITIES FUND
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.2%

AEROSPACE -- 1.4%
AerCap Holdings N.V.(1)                                132,000  $  3,842,520
--------------------------------------------------------------------------------
                                                                   3,842,520
--------------------------------------------------------------------------------

AIR TRANSPORT -- 1.3%
UAL Corp.(1)                                            90,000     3,435,300
--------------------------------------------------------------------------------
                                                                   3,435,300
--------------------------------------------------------------------------------

AUTO PARTS - AFTER MARKET -- 1.2%
TRW Automotive Holdings Corp.(1)                        94,000     3,273,080
--------------------------------------------------------------------------------
                                                                   3,273,080
--------------------------------------------------------------------------------

AUTO PARTS - ORIGINAL EQUIPMENT -- 0.5%
Delphi Corp.(1)                                        463,700     1,344,730
--------------------------------------------------------------------------------
                                                                   1,344,730
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 3.2%
AmericanWest Bancorp                                   110,000     2,369,400
Northern Trust Corp.                                    55,000     3,307,700
Zions Bancorp                                           37,000     3,127,240
--------------------------------------------------------------------------------
                                                                   8,804,340
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 3.3%
Celgene Corp.(1)                                        60,000     3,147,600
Cephalon, Inc.(1)                                       33,500     2,385,535
Qiagen N.V.(1)                                         200,000     3,436,000
--------------------------------------------------------------------------------
                                                                   8,969,135
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 3.0%
Simpson Manufacturing Co., Inc.                         98,000     3,022,320
Texas Industries, Inc.                                  36,000     2,719,080
Vulcan Materials Co.                                    20,000     2,329,600
--------------------------------------------------------------------------------
                                                                   8,071,000
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 2.6%
Boyd Gaming Corp.                                       70,000     3,334,800
Scientific Games Corp., Class A(1)                     110,000     3,611,300
--------------------------------------------------------------------------------
                                                                   6,946,100
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 10.5%
Atheros Communications(1)                              115,500     2,763,915
Brocade Communications Systems, Inc.(1)                455,000     4,331,600
Clearwire Corp.(1)                                     182,900     3,743,963
Foundry Networks, Inc.(1)                              280,000     3,799,600
Harris Corp.                                            63,000     3,209,850
Juniper Networks, Inc.(1)                              162,000     3,188,160
L-3 Communications Holdings, Inc.                       40,000     3,498,800
QUALCOMM, Inc.                                          94,000     4,010,040
--------------------------------------------------------------------------------
                                                                  28,545,928
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.5%
Akamai Technologies, Inc.(1)                            48,000  $  2,396,160
Autodesk, Inc.(1)                                       82,000     3,083,200
Citrix Systems, Inc.(1)                                110,000     3,523,300
Nuance Communications, Inc.(1)                         139,300     2,132,683
Parametric Technology Corp.(1)                         155,000     2,958,950
Sybase, Inc.(1)                                        107,700     2,722,656
VeriFone Holdings, Inc.(1)                              95,000     3,489,350
--------------------------------------------------------------------------------
                                                                  20,306,299
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 2.2%
Network Appliance, Inc.(1)                              81,000     2,958,120
Trident Microsystems, Inc.(1)                          147,800     2,964,868
--------------------------------------------------------------------------------
                                                                   5,922,988
--------------------------------------------------------------------------------

CONSTRUCTION -- 1.5%
Chicago Bridge & Iron Co. N. V., ADR(3)                134,000     4,120,500
--------------------------------------------------------------------------------
                                                                   4,120,500
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.1%
Harman International Industries, Inc                    27,100     2,603,768
THQ, Inc.(1)                                            92,000     3,145,480
--------------------------------------------------------------------------------
                                                                   5,749,248
--------------------------------------------------------------------------------

COSMETICS -- 1.2%
Avon Products, Inc.                                     90,000     3,353,400
--------------------------------------------------------------------------------
                                                                   3,353,400
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 2.5%
Allergan, Inc.                                          27,000     2,992,140
MedImmune, Inc.(1)                                     105,000     3,820,950
--------------------------------------------------------------------------------
                                                                   6,813,090
--------------------------------------------------------------------------------

ELECTRONICS -- 1.2%
Avid Technology, Inc.(1)                                97,500     3,400,800
--------------------------------------------------------------------------------
                                                                   3,400,800
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 2.1%
Hologic, Inc.(1)                                        68,000     3,919,520
Intuitive Surgical, Inc.(1)                             15,000     1,823,550
--------------------------------------------------------------------------------
                                                                   5,743,070
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 2.9%
AMIS Holdings, Inc.(1)                                 151,500     1,658,925
MEMC Electronic Materials, Inc.(1)                      50,000     3,029,000
SunPower Corp.(1)                                       72,000     3,276,000
--------------------------------------------------------------------------------
                                                                   7,963,925
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 0.2%
ATS Corp.(1)                                           183,700       670,505
--------------------------------------------------------------------------------
                                                                     670,505
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.


14   |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS MIDCAP OPPORTUNITIES FUND (CONTINUED)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.5%
Alliance Data Systems Corp.(1)                          66,000  $  4,066,920
Fiserv, Inc.(1)                                         53,000     2,812,180
--------------------------------------------------------------------------------
                                                                   6,879,100
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 3.7%
Psychiatric Solutions, Inc.(1)                         110,000     4,434,100
Sunrise Senior Living, Inc.(1)                          76,500     3,023,280
Tenet Healthcare Corp.(1)                              425,000     2,732,750
--------------------------------------------------------------------------------
                                                                  10,190,130
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 1.7%
Cerner Corp.(1)                                         55,100     3,000,195
Pediatrix Medical Group, Inc.(1)                        30,000     1,711,800
--------------------------------------------------------------------------------
                                                                   4,711,995
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 2.3%
Express Scripts, Inc.(1)                                44,000     3,551,680
Stericycle, Inc.(1)                                     34,000     2,771,000
--------------------------------------------------------------------------------
                                                                   6,322,680
--------------------------------------------------------------------------------

HOTEL/MOTEL -- 1.0%
Hilton Hotels Corp.                                     75,000     2,697,000
--------------------------------------------------------------------------------
                                                                   2,697,000
--------------------------------------------------------------------------------

HOUSEHOLD FURNISHINGS -- 1.0%
Tempur-Pedic International, Inc.                       105,000     2,728,950
--------------------------------------------------------------------------------
                                                                   2,728,950
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 1.1%
Covanta Holdings Corp.(1)                              135,000     2,994,300
--------------------------------------------------------------------------------
                                                                   2,994,300
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 2.0%
Affiliated Managers Group, Inc.(1)                      23,000     2,492,050
T. Rowe Price Group, Inc.                               60,000     2,831,400
--------------------------------------------------------------------------------
                                                                   5,323,450
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.3%
BJ Services Co.                                        112,000     3,124,800
Cameron International Corp.(1)                          33,000     2,072,070
Smith International, Inc.                               72,000     3,459,600
Superior Energy Services, Inc.(1)                       85,000     2,929,950
--------------------------------------------------------------------------------
                                                                  11,586,420
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.1%
Dade Behring Holdings, Inc.                             65,000     2,850,250
Thermo Fisher Scientific, Inc.(1)                       60,000     2,805,000
--------------------------------------------------------------------------------
                                                                   5,655,250
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

METAL FABRICATING -- 2.8%
Mueller Water Products, Inc.                           270,000  $  3,728,700
Quanex Corp.                                            90,000     3,811,500
--------------------------------------------------------------------------------
                                                                   7,540,200
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 1.1%
Titanium Metals Corp.(1)                                86,000     3,085,680
--------------------------------------------------------------------------------
                                                                   3,085,680
--------------------------------------------------------------------------------

MILLING - FRUIT & GRAIN PROCESSING -- 1.3%
Corn Products International, Inc.                      101,900     3,626,621
--------------------------------------------------------------------------------
                                                                   3,626,621
--------------------------------------------------------------------------------

OFFSHORE DRILLING -- 2.9%
ENSCO International, Inc.                               60,000     3,264,000
GlobalSantaFe Corp.                                     30,000     1,850,400
Transocean, Inc.(1)                                     35,000     2,859,500
--------------------------------------------------------------------------------
                                                                   7,973,900
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 1.2%
Southwestern Energy Co.(1)                              77,000     3,155,460
--------------------------------------------------------------------------------
                                                                   3,155,460
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.8%
Lam Research Corp.(1)                                   52,500     2,485,350
Varian Semiconductor Equipment
  Associates, Inc.(1)                                   43,000     2,295,340
--------------------------------------------------------------------------------
                                                                   4,780,690
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.1%
KKR Financial Corp.                                    105,000     2,880,150
--------------------------------------------------------------------------------
                                                                   2,880,150
--------------------------------------------------------------------------------

RETAIL -- 5.8%
Aeropostale, Inc.(1)                                    70,000     2,816,100
Family Dollar Stores, Inc.                             102,000     3,021,240
Limited Brands, Inc.                                   131,000     3,413,860
Pacific Sunwear of California,
  Inc.(1)                                              180,000     3,749,400
The TJX Cos., Inc.                                     105,000     2,830,800
--------------------------------------------------------------------------------
                                                                  15,831,400
--------------------------------------------------------------------------------

SAVINGS & LOAN -- 1.1%
People's United Financial, Inc.                         65,000     2,886,000
--------------------------------------------------------------------------------
                                                                   2,886,000
--------------------------------------------------------------------------------

SCIENTIFIC EQUIPMENT & SUPPLIERS -- 1.0%
Varian, Inc.(1)                                         45,000     2,621,700
--------------------------------------------------------------------------------
                                                                   2,621,700
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.


15   |

-------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS MIDCAP OPPORTUNITIES FUND (CONTINUED)
-------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

STEEL -- 1.4%
IPSCO, Inc.                                             30,000  $  3,942,000
--------------------------------------------------------------------------------
                                                                   3,942,000
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.3%
Under Armour, Inc.(1)                                   70,000     3,591,000
--------------------------------------------------------------------------------
                                                                   3,591,000
--------------------------------------------------------------------------------

TRUCKERS -- 1.1%
Landstar System, Inc.                                   65,000     2,979,600
--------------------------------------------------------------------------------
                                                                   2,979,600
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 1.0%
The AES Corp.(1)                                       130,000     2,797,600
--------------------------------------------------------------------------------
                                                                   2,797,600
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.2%
Nortel Inversora S.A., ADR(1,3)                         46,100       645,400
Time Warner Telecom, Inc., Class A(1)                  130,000     2,700,100
--------------------------------------------------------------------------------
                                                                   3,345,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $239,647,641)                          267,402,734
--------------------------------------------------------------------------------


                                                        Shares      Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN -- 0.0%
RS Core Equity Fund, Class A(10)                            62         2,399
RS Emerging Growth Fund, Class A(10)                        36         1,284
RS Global Natural Resources Fund,
  Class A(10)                                              521        17,217
RS Growth Fund, Class A(10)                                 88         1,358
RS Investors Fund, Class A(10)                             655         7,867
RS Partners Fund, Class A(10)                              223         8,136
RS Smaller Company Growth Fund,
  Class A(10)                                              351         7,501
RS Value Fund, Class A(10)                                  14           401

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $40,933)                                46,163
--------------------------------------------------------------------------------


                                                                    Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.6%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(11)                               4,355,040

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,355,040)                     4,355,040
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

WARRANTS -- 0.1%

FINANCIAL - MISCELLANEOUS -- 0.1%
ATS Corp.(1)                                           143,500  $     55,965

--------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $29,418)                                         55,965
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9% (Cost $244,073,032)                   271,859,902
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.1%                                            407,928
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $272,267,830
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.


16   |

------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS SMALLER COMPANY GROWTH FUND
------------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.6%

ADVERTISING AGENCIES -- 2.2%
DG Fastchannel, Inc.(1)                                123,196  $  2,048,749
Marchex, Inc., Class B                                 288,910     4,426,101
--------------------------------------------------------------------------------
                                                                   6,474,850
--------------------------------------------------------------------------------

AEROSPACE -- 2.7%
HEICO Corp.                                            121,960     4,450,320
Ladish Co., Inc.(1)                                     86,485     3,255,295
--------------------------------------------------------------------------------
                                                                   7,705,615
--------------------------------------------------------------------------------

AIR TRANSPORT -- 0.7%
Allegiant Travel Co.(1)                                 67,670     2,131,605
--------------------------------------------------------------------------------
                                                                   2,131,605
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 3.5%
Century Casinos, Inc.(1)                               425,470     3,510,127
Scientific Games Corp., Class A(1)                     198,890     6,529,559
--------------------------------------------------------------------------------
                                                                  10,039,686
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 6.3%
Atheros Communications(1)                               95,900     2,294,887
Cbeyond, Inc.(1)                                       129,554     3,799,819
j2 Global Communications, Inc.(1)                      184,190     5,105,747
RADVision Ltd.(1)                                      134,710     3,179,156
WebEx Communications, Inc.(1)                           65,520     3,725,467
--------------------------------------------------------------------------------
                                                                  18,105,076
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.4%
Concur Technologies, Inc.(1)                           191,750     3,347,955
DealerTrack Holdings, Inc.(1)                           89,810     2,758,963
Equinix, Inc.(1)                                        29,125     2,493,974
NaviSite, Inc.(1)                                      549,669     3,303,511
Systems Xcellence, Inc.(1)                             143,999     2,712,941
The TriZetto Group, Inc.(1)                            141,560     2,832,616
The9 Ltd., ADR(1,3)                                    112,550     3,797,437
--------------------------------------------------------------------------------
                                                                  21,247,397
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 0.8%
Cray, Inc.(1)                                          174,600     2,407,734
--------------------------------------------------------------------------------
                                                                   2,407,734
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 1.9%
DTS, Inc.(1)                                            66,620     1,614,203
THQ, Inc.(1)                                           113,110     3,867,231
--------------------------------------------------------------------------------
                                                                   5,481,434
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 2.0%
K-V Pharmaceutical Co., Class A(1)                     150,630     3,725,080


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS (CONTINUED)
Medicis Pharmaceutical Corp., Class A                   64,900  $  2,000,218
--------------------------------------------------------------------------------
                                                                   5,725,298
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 1.1%
DeVry, Inc.                                            112,330     3,296,885
--------------------------------------------------------------------------------
                                                                   3,296,885
--------------------------------------------------------------------------------

FINANCE COMPANIES -- 1.3%
International Securities Exchange
  Holdings, Inc., Class A                               73,770     3,599,976
--------------------------------------------------------------------------------
                                                                   3,599,976
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 1.7%
Portfolio Recovery Associates, Inc.(1)                 107,090     4,781,568
--------------------------------------------------------------------------------
                                                                   4,781,568
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 4.0%
Advent Software, Inc.(1)                               135,980     4,741,623
Cybersource Corp.(1)                                   291,335     3,644,601
Online Resources Corp.(1)                              274,870     3,152,759
--------------------------------------------------------------------------------
                                                                  11,538,983
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 1.7%
Five Star Quality Care, Inc.(1)                        476,880     4,902,326
--------------------------------------------------------------------------------
                                                                   4,902,326
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 1.6%
HMS Holdings Corp.(1)                                  129,620     2,838,678
Vital Images, Inc.(1)                                   53,600     1,782,736
--------------------------------------------------------------------------------
                                                                   4,621,414
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.9%
NovaMed, Inc.(1)                                       409,860     2,655,893
--------------------------------------------------------------------------------
                                                                   2,655,893
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 1.4%
Security Capital Assurance Ltd.                        142,740     4,029,550
--------------------------------------------------------------------------------
                                                                   4,029,550
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 3.1%
Amerisafe, Inc.(1)                                     149,187     2,812,175
Amtrust Financial Services, Inc.                       314,170     3,317,635
First Mercury Financial Corp.(1)                       132,890     2,730,890
--------------------------------------------------------------------------------
                                                                   8,860,700
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 0.4%
Optionable, Inc.(1)                                    179,600     1,065,028
--------------------------------------------------------------------------------
                                                                   1,065,028
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.


17   |

------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS SMALLER COMPANY GROWTH FUND (CONTINUED)
------------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

LEISURE TIME -- 1.2%
Life Time Fitness, Inc.(1)                              66,870  $  3,437,787
--------------------------------------------------------------------------------
                                                                   3,437,787
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 5.3%
Core Laboratories N.V.(1)                               42,140     3,532,596
Dril-Quip, Inc.(1)                                      78,880     3,413,926
Oil States International, Inc.(1)                      129,670     4,161,110
Superior Energy Services, Inc.(1)                      121,450     4,186,382
--------------------------------------------------------------------------------
                                                                  15,294,014
--------------------------------------------------------------------------------

MACHINERY - SPECIALTY -- 1.3%
Flow International Corp.(1)                            353,621     3,797,890
--------------------------------------------------------------------------------
                                                                   3,797,890
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 13.6%
American Medical Systems Holdings, Inc.(1)             247,900     5,248,043
AngioDynamics, Inc.(1)                                 214,787     3,627,752
Cutera, Inc.(1)                                         69,980     2,532,576
Kyphon, Inc.(1)                                         42,080     1,899,491
LeMaitre Vascular, Inc.(1)                             491,327     3,169,059
Micrus Endovascular Corp.(1)                           132,840     3,166,906
NuVasive, Inc.(1)                                      153,850     3,653,938
Orthovita, Inc.(1)                                     652,590     1,905,563
PolyMedica Corp.                                       113,383     4,799,502
ResMed, Inc.(1)                                         87,320     4,398,308
The Spectranetics Corp.(1)                             425,860     4,556,702
--------------------------------------------------------------------------------
                                                                  38,957,840
--------------------------------------------------------------------------------

MISCELLANEOUS MATERIALS & COMMODITIES -- 1.3%
Ceradyne, Inc.(1)                                       66,040     3,615,030
--------------------------------------------------------------------------------
                                                                   3,615,030
--------------------------------------------------------------------------------

MISCELLANOUS PRODUCER DURABLES -- 1.9%
BE Aerospace, Inc.(1)                                  168,900     5,354,130
--------------------------------------------------------------------------------
                                                                   5,354,130
--------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 2.1%
SunOpta, Inc.(1)                                       281,494     3,349,779
Team, Inc.(1)                                           70,480     2,688,812
--------------------------------------------------------------------------------
                                                                   6,038,591
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.0%
Varian Semiconductor Equipment
  Associates, Inc.(1)                                   54,600     2,914,548
--------------------------------------------------------------------------------
                                                                   2,914,548
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.7%
KKR Financial Corp.                                    178,190     4,887,752
--------------------------------------------------------------------------------
                                                                   4,887,752
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

RETAIL -- 2.4%
Cache, Inc.(1)                                         142,987  $  2,538,019
Jos. A. Bank Clothiers, Inc.(1)                        126,671     4,477,820
--------------------------------------------------------------------------------
                                                                   7,015,839
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 3.4%
Investment Technology Group, Inc.(1)                   126,970     4,977,224
optionsXpress Holdings, Inc.                           108,920     2,563,977
Penson Worldwide, Inc.(1)                               74,720     2,255,797
--------------------------------------------------------------------------------
                                                                   9,796,998
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 9.1%
Barrett Business Services, Inc.                        189,750     4,373,738
FirstService Corp.(1)                                  150,729     4,157,106
Nutri/System, Inc.(1)                                   99,480     5,213,747
Perficient, Inc.(1)                                    169,790     3,358,446
Rollins, Inc.                                          174,216     4,008,710
Steiner Leisure Ltd.(1)                                114,630     5,156,057
--------------------------------------------------------------------------------
                                                                  26,267,804
--------------------------------------------------------------------------------

SHIPPING -- 1.2%
Aegean Marine Petroleum Network, Inc.                  205,840     3,466,346
--------------------------------------------------------------------------------
                                                                   3,466,346
--------------------------------------------------------------------------------

SHOES -- 2.0%
Crocs, Inc.(1)                                          47,040     2,222,640
Iconix Brand Group, Inc.(1)                            170,546     3,479,138
--------------------------------------------------------------------------------
                                                                   5,701,778
--------------------------------------------------------------------------------

TRUCKERS -- 0.7%
Old Dominion Freight Line, Inc.(1)                      70,130     2,020,445
--------------------------------------------------------------------------------
                                                                   2,020,445
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.1%
Time Warner Telecom, Inc., Class A(1)                  156,190     3,244,066
--------------------------------------------------------------------------------
                                                                   3,244,066
--------------------------------------------------------------------------------

WHOLESALERS -- 0.6%
Houston Wire & Cable Co.(1)                             65,960     1,848,199
--------------------------------------------------------------------------------
                                                                   1,848,199
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $231,282,035)                          272,330,075
--------------------------------------------------------------------------------

                                                        Shares      Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN -- 0.0%
RS Core Equity Fund, Class A(10)                            73         2,808
RS Emerging Growth Fund, Class A(10)                        38         1,375
RS Global Natural Resources Fund,
  Class A(10)                                              608        20,101
RS Growth Fund, Class A(10)                                 99         1,529


See notes to Schedule of Investments on page 29.


18   |

------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS SMALLER COMPANY GROWTH FUND (CONTINUED)
------------------------------------------------------------------------


March 31, 2007 (unaudited)                              Shares      Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN (CONTINUED)
RS Investors Fund, Class A(10)                             759  $      9,110
RS MidCap Opportunities Fund, Class A(10)                  281         4,155
RS Partners Fund, Class A(10)                              271         9,905
RS Value Fund, Class A(10)                                  15           441

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $45,533)                                49,424
--------------------------------------------------------------------------------

                                                                    Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.9%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(11)                               8,322,054

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $8,322,054)                     8,322,054
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 97.5% (Cost $239,649,622)                   280,701,553
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 2.5%                                          7,332,951
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $288,034,504
--------------------------------------------------------------------------------








See notes to Schedule of Investments on page 29.


19   |

------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS GLOBAL NATURAL RESOURCES FUND
------------------------------------------------------------------------


March 31, 2007 (unaudited)   Foreign Currency(2)      Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 91.3%

ALUMINUM -- 5.9%
Alcan, Inc.                                          630,820  $   32,928,804
Century Aluminum Co.(1)                            1,252,320      58,708,762
--------------------------------------------------------------------------------
                                                                  91,637,566
--------------------------------------------------------------------------------

CHEMICALS -- 2.6%
Eastman Chemical Co.                                 628,700      39,815,571
--------------------------------------------------------------------------------
                                                                  39,815,571
--------------------------------------------------------------------------------

COAL -- 8.3%
Arch Coal, Inc.                                    1,057,220      32,446,082
Foundation Coal Holdings, Inc.                       961,560      33,019,971
Peabody Energy Corp.                               1,458,480      58,689,235
Western Canadian Coal Corp.(1)             CAD     2,616,200       4,124,282
--------------------------------------------------------------------------------
                                                                 128,279,570
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 1.2%
 Crosstex Energy, Inc.                               670,809      19,285,759
--------------------------------------------------------------------------------
                                                                  19,285,759
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 3.2%
Brookfield Asset Management,
  Inc., Class A                            CAD       941,050      49,184,025
--------------------------------------------------------------------------------
                                                                  49,184,025
--------------------------------------------------------------------------------

GOLD -- 4.9%
Goldcorp, Inc.                             CAD     1,177,780      28,268,760
Kinross Gold Corp.(1)                      CAD     3,515,121      48,532,723
--------------------------------------------------------------------------------
                                                                  76,801,483
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 0.8%
PICO Holdings, Inc.(1)                               286,778      12,248,288
--------------------------------------------------------------------------------
                                                                  12,248,288
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 11.7%
Basic Energy Services, Inc.(1)                     1,712,590      39,903,347
Key Energy Services, Inc.(1)                       4,848,600      79,274,610
Noble Corp.                                          549,150      43,207,122
Schlumberger Ltd.                                    288,600      19,942,260
--------------------------------------------------------------------------------
                                                                 182,327,339
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 8.3%
BHP Billiton Ltd., ADR(3)                            823,900      39,917,955
Companhia Vale do Rio Doce, ADR(3)                 2,211,100      81,788,589
Ivanhoe Nickel & Platinum Ltd.(1,4,5)                203,624       1,018,120
Sherritt International Corp.                CAD      411,400       5,929,576
--------------------------------------------------------------------------------
                                                                 128,654,240
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)   Foreign Currency(2)      Shares           Value
--------------------------------------------------------------------------------

OFFSHORE DRILLING -- 0.8%
Hercules Offshore, Inc.(1)                           498,620  $   13,093,761
--------------------------------------------------------------------------------
                                                                  13,093,761
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 19.6%
Anderson Energy Ltd.(1,6)                  CAD     4,613,000      17,381,161
Compton Petroleum Corp.(1)                 CAD     3,713,800      37,411,428
Denbury Resources, Inc.(1)                         2,782,600      82,893,654
Newfield Exploration Co.(1)                          951,900      39,703,749
Southwestern Energy Co.(1)                           644,900      26,428,002
Talisman Energy, Inc.                      CAD     4,484,300      78,693,736
XTO Energy, Inc.                                     394,100      21,600,621
--------------------------------------------------------------------------------
                                                                 304,112,351
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 7.3%
Baytex Energy Trust                        CAD       892,800      15,713,899
Exxon Mobil Corp.                                    336,500      25,388,925
MGM Energy Corp.(1)                        CAD        89,892         338,701
Paramount Resources Ltd., Class A(1)       CAD     2,375,600      41,153,746
Petrobank Energy & Resources Ltd.(1)       CAD     1,478,400      30,733,304
--------------------------------------------------------------------------------
                                                                 113,328,575
--------------------------------------------------------------------------------

STEEL -- 8.4%
Allegheny Technologies, Inc.                         927,860      98,993,384
Carpenter Technology Corp.                           257,515      31,097,511
--------------------------------------------------------------------------------
                                                                 130,090,895
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 5.2%
Duke Energy Corp.                                  1,613,760      32,743,190
PPL Corp.                                          1,178,500      48,200,650
--------------------------------------------------------------------------------
                                                                  80,943,840
--------------------------------------------------------------------------------

UTILITIES - GAS DISTRIBUTORS -- 3.1%
Spectra Energy Corp.                               1,847,240      48,526,995
--------------------------------------------------------------------------------
                                                                  48,526,995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,058,863,204)                      1,418,330,258
--------------------------------------------------------------------------------

                                                      Shares           Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN -- 0.0%
RS Core Equity Fund, Class A(10)                         185           7,130
RS Emerging Growth Fund, Class
  A(10)                                                  168           6,061
RS Growth Fund, Class A(10)                              622           9,581
RS Investors Fund, Class A(10)                         2,731          32,805
RS MidCap Opportunities Fund,
  Class A(10)                                            896          13,261
RS Partners Fund, Class A(10)                            589          21,503
RS Smaller Company Growth Fund,
  Class A(10)                                            930          19,860


See notes to Schedule of Investments on page 29.


20   |

------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS GLOBAL NATURAL RESOURCES FUND (CONTINUED)
------------------------------------------------------------------------


March 31, 2007 (unaudited)                            Shares           Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN (CONTINUED)
RS Value Fund, Class A(10)                                85  $        2,474

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $105,523)                              112,675
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.8%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(11)                              78,298,538
BlackRock Liquidity Funds TempFund
  Portfolio-Institutional Shares(11)                              27,451,576

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $105,750,114)                 105,750,114
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.1% (Cost $1,164,718,841)               1,524,193,047
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.9%                                         28,848,024
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                    $1,553,041,071
--------------------------------------------------------------------------------










See notes to Schedule of Investments on page 29.


21   |

------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS INVESTORS FUND
------------------------------------------------------------------------


March 31, 2007 (unaudited)   Foreign Currency(2)      Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 92.5%

AIR TRANSPORT -- 2.9%
Grupo Aeroportuario del Centro
  Norte, ADR(1,3)                                      1,410  $       38,225
Oesterreichische Post AG(1)                EUR        46,100       1,915,214
--------------------------------------------------------------------------------
                                                                   1,953,439
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 5.2%
Liberty Global, Inc., Class A(1)                      43,106       1,419,481
Liberty Global, Inc., Series C(1)                     67,650       2,072,796
--------------------------------------------------------------------------------
                                                                   3,492,277
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 5.1%
Scientific Games Corp., Class A(1)                   104,280       3,423,512
--------------------------------------------------------------------------------
                                                                   3,423,512
--------------------------------------------------------------------------------

CHEMICALS -- 2.8%
Eastman Chemical Co.                                  29,150       1,846,070
--------------------------------------------------------------------------------
                                                                   1,846,070
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 2.4%
Comverse Technology, Inc.(1)                          76,500       1,633,275
--------------------------------------------------------------------------------
                                                                   1,633,275
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 3.0%
Symantec Corp.(1)                                    117,500       2,032,750
--------------------------------------------------------------------------------
                                                                   2,032,750
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 3.6%
Yahoo! Inc.(1)                                        78,000       2,440,620
--------------------------------------------------------------------------------
                                                                   2,440,620
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 8.4%
Apollo Group, Inc., Class A(1)                        48,400       2,124,760
Corinthian Colleges, Inc.(1)                         253,460       3,485,075
--------------------------------------------------------------------------------
                                                                   5,609,835
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 2.5%
eResearch Technology, Inc.(1)                        210,410       1,653,823
--------------------------------------------------------------------------------
                                                                   1,653,823
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 7.1%
Ambac Financial Group, Inc.                           22,530       1,946,367
Fidelity National Financial,
  Inc., Class A                                      115,950       2,783,959
--------------------------------------------------------------------------------
                                                                   4,730,326
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 2.3%
Hanover Insurance Group, Inc.                         32,660       1,506,279
--------------------------------------------------------------------------------
                                                                   1,506,279
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)   Foreign Currency(2)      Shares           Value
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 1.0%
Employers Holdings, Inc.(1)                           33,960  $      679,879
--------------------------------------------------------------------------------
                                                                     679,879
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 3.4%
Amvescap PLC, ADR(3)                                 102,400       2,263,040
--------------------------------------------------------------------------------
                                                                   2,263,040
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.5%
Key Energy Services, Inc.(1)                         183,630       3,002,351
--------------------------------------------------------------------------------
                                                                   3,002,351
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 6.1%
Denbury Resources, Inc.(1)                            61,300       1,826,127
Talisman Energy, Inc.                      CAD       129,600       2,274,314
--------------------------------------------------------------------------------
                                                                   4,100,441
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 1.7%
MGM Energy Corp.(1)                        CAD         2,492           9,389
Paramount Resources Ltd., Class A(1)       CAD        64,500       1,117,367
--------------------------------------------------------------------------------
                                                                   1,126,756
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 3.1%
Grupo Televisa S.A., ADR(3)                           69,100       2,059,180
--------------------------------------------------------------------------------
                                                                   2,059,180
--------------------------------------------------------------------------------

REAL ESTATE -- 4.1%
MI Developments, Inc., Class A                        72,900       2,725,731
--------------------------------------------------------------------------------
                                                                   2,725,731
--------------------------------------------------------------------------------

RESTAURANTS -- 3.1%
Triarc Cos., Inc., Class B                           119,300       2,050,767
--------------------------------------------------------------------------------
                                                                   2,050,767
--------------------------------------------------------------------------------

RETAIL -- 5.0%
Limited Brands, Inc.                                 128,770       3,355,746
--------------------------------------------------------------------------------
                                                                   3,355,746
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 7.5%
Coinstar, Inc.(1)                                     95,300       2,982,890
Corrections Corp. of America(1)                       38,890       2,053,781
--------------------------------------------------------------------------------
                                                                   5,036,671
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 4.8%
Carter's, Inc.(1)                                    127,300       3,225,782
--------------------------------------------------------------------------------
                                                                   3,225,782
--------------------------------------------------------------------------------

UTILITIES - GAS DISTRIBUTORS -- 2.9%
Spectra Energy Corp.                                  73,400       1,928,218
--------------------------------------------------------------------------------
                                                                   1,928,218
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $55,568,549)                            61,876,768
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.


22   |

------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS INVESTORS FUND (CONTINUED)
------------------------------------------------------------------------


March 31, 2007 (unaudited)                            Shares           Value
--------------------------------------------------------------------------------

DEPOSITARY SECURITIES -- 6.6%

DIVERSIFIED FINANCIAL SERVICES -- 5.3%
KKR Private Equity Investors, L.P. 144A(7,9)         147,000  $    3,564,750
--------------------------------------------------------------------------------
                                                                   3,564,750
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.3%
AP Alternative Assets, L.P. 144A(1,7,9)               43,300         866,000
--------------------------------------------------------------------------------
                                                                     866,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL DEPOSITARY SECURITIES (Cost $4,446,792)                      4,430,750
--------------------------------------------------------------------------------

                                                      Shares           Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN -- 0.0%
RS Core Equity Fund, Class A(10)                           3             122
RS Emerging Growth Fund, Class A(10)                       6             219
RS Global Natural Resources Fund,
  Class A(10)                                             32           1,049
RS Growth Fund, Class A(10)                               22             335
RS MidCap Opportunities Fund,
  Class A(10)                                             22             331
RS Partners Fund, Class A(10)                              4             134
RS Smaller Company Growth Fund,
  Class A(10)                                             12             260
RS Value Fund, Class A(10)                                 3              95

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $2,532)                                  2,545
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.1% (Cost $60,017,873)                     66,310,063
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.9%                                            611,660
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                    $   66,921,723
--------------------------------------------------------------------------------












See notes to Schedule of Investments on page 29.


23   |

------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS PARTNERS FUND
------------------------------------------------------------------------


March 31, 2007 (unaudited)   Foreign Currency(2)      Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 88.5%

AIR TRANSPORT -- 4.4%
Grupo Aeroportuario del Centro
  Norte, ADR(1,3)                                  1,191,135  $   32,291,670
Grupo Aeroportuario del Pacifico
  S.A. de C.V., ADR(3)                               698,310      30,027,330
Oesterreichische Post AG(1)                EUR     1,384,600      57,522,889
--------------------------------------------------------------------------------
                                                                 119,841,889
--------------------------------------------------------------------------------

ALUMINUM -- 1.8%
Century Aluminum Co.(1)                            1,007,026      47,209,379
--------------------------------------------------------------------------------
                                                                  47,209,379
--------------------------------------------------------------------------------

AUTO PARTS - AFTER MARKET -- 1.6%
Commercial Vehicle Group, Inc.(1,6)                2,047,101      42,170,281
--------------------------------------------------------------------------------
                                                                  42,170,281
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.7%
Hancock Holding Co.                                  568,920      25,021,102
UMB Financial Corp.                                  469,175      17,716,048
Whitney Holding Corp.                                985,026      30,122,095
--------------------------------------------------------------------------------
                                                                  72,859,245
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 3.0%
Liberty Global, Inc., Class A(1)                   1,241,878      40,895,043
Liberty Global, Inc., Series C(1)                  1,259,441      38,589,272
--------------------------------------------------------------------------------
                                                                  79,484,315
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 2.5%
Scientific Games Corp., Class A(1)                 2,076,745      68,179,538
--------------------------------------------------------------------------------
                                                                  68,179,538
--------------------------------------------------------------------------------

COAL -- 2.5%
Peabody Energy Corp.                               1,653,400      66,532,816
--------------------------------------------------------------------------------
                                                                  66,532,816
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.7%
Ariba, Inc.(1)                                     1,594,936      14,992,398
Lawson Software, Inc.(1)                           3,285,057      26,576,111
Quest Software, Inc.(1)                            1,765,652      28,727,158
SRA International, Inc., Class A(1)                  867,610      21,134,980
Websense, Inc.(1)                                  1,490,612      34,269,170
--------------------------------------------------------------------------------
                                                                 125,699,817
--------------------------------------------------------------------------------

DIVERSIFIED MATERIALS & PROCESSING -- 0.0%
Armor Holdings, Inc.(1)                                4,500         302,985
--------------------------------------------------------------------------------
                                                                     302,985
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)                            Shares           Value
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 2.9%
Corinthian Colleges, Inc.(1,6)                     5,717,652  $   78,617,715
--------------------------------------------------------------------------------
                                                                  78,617,715
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 1.5%
eResearch Technology, Inc.(1,6)                    5,217,475      41,009,353
--------------------------------------------------------------------------------
                                                                  41,009,353
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 1.9%
Avnet, Inc.(1)                                     1,382,417      49,960,550
--------------------------------------------------------------------------------
                                                                  49,960,550
--------------------------------------------------------------------------------

ENTERTAINMENT -- 1.4%
Lions Gate Entertainment Corp.(1)                  3,269,235      37,334,664
--------------------------------------------------------------------------------
                                                                  37,334,664
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.9%
eFunds Corp.(1)                                    1,895,845      50,543,228
--------------------------------------------------------------------------------
                                                                  50,543,228
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES -- 1.0%
Interactive Data Corp.                             1,120,909      27,742,498
--------------------------------------------------------------------------------
                                                                  27,742,498
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 4.2%
Kindred Healthcare, Inc.(1)                        1,481,460      48,562,259
LCA-Vision, Inc.(6)                                1,167,533      48,090,684
United Surgical Partners
  International, Inc.(1)                             579,127      17,842,903
--------------------------------------------------------------------------------
                                                                 114,495,846
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 0.5%
Sierra Health Services, Inc.(1)                      318,700      13,120,879
--------------------------------------------------------------------------------
                                                                  13,120,879
--------------------------------------------------------------------------------

IDENTIFICATION CONTROL & FILTER DEVICES -- 0.3%
Paxar Corp.(1)                                       241,740       6,937,938
--------------------------------------------------------------------------------
                                                                   6,937,938
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 4.5%
Assured Guaranty Ltd.                              1,759,740      48,076,097
Hanover Insurance Group, Inc.                      1,601,570      73,864,408
--------------------------------------------------------------------------------
                                                                 121,940,505
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 2.9%
Employers Holdings, Inc.(1)                        1,424,540      28,519,291
OneBeacon Insurance Group Ltd.(6)                  1,943,689      48,592,225
--------------------------------------------------------------------------------
                                                                  77,111,516
--------------------------------------------------------------------------------



See notes to Schedule of Investments on page 29.


24   |

------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS PARTNERS FUND (CONTINUED)
------------------------------------------------------------------------


March 31, 2007 (unaudited)   Foreign Currency(2)      Shares           Value
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 0.0%
Affiliated Managers Group, Inc.(1)                     8,440  $      914,474
--------------------------------------------------------------------------------
                                                                     914,474
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3.9%
Key Energy Services, Inc.(1)                       6,449,800     105,454,230
--------------------------------------------------------------------------------
                                                                 105,454,230
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 2.3%
Magellan Health Services, Inc.(1)                  1,468,421      61,673,682
--------------------------------------------------------------------------------
                                                                  61,673,682
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 0.2%
Sherritt International Corp.CAD                      462,950       6,672,575
--------------------------------------------------------------------------------
                                                                   6,672,575
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 1.5%
Compton Petroleum Corp.(1)                 CAD     3,939,800      39,688,068
--------------------------------------------------------------------------------
                                                                  39,688,068
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 1.5%
MGM Energy Corp.(1) CAD                               80,780         304,368
Paramount Resources Ltd., Class A(1)       CAD     2,251,400      39,002,165
--------------------------------------------------------------------------------
                                                                  39,306,533
--------------------------------------------------------------------------------

REAL ESTATE -- 2.9%
MI Developments, Inc., Class A                     1,826,900      68,307,791
Quadra Realty Trust, Inc.(1)                         747,635       9,749,160
--------------------------------------------------------------------------------
                                                                  78,056,951
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 5.7%
Annaly Mortgage Management, Inc.                   2,200,107      34,057,656
BioMed Realty Trust, Inc.                          1,491,226      39,219,244
Equity Inns, Inc.                                    342,808       5,615,195
FelCor Lodging Trust, Inc.                           362,373       9,410,827
KKR Financial Corp.                                1,698,290      46,584,095
Meruelo Maddux Properties, Inc.(1)                 2,248,903      19,677,901
--------------------------------------------------------------------------------
                                                                 154,564,918
--------------------------------------------------------------------------------

RENTAL & LEASING SERVICES - CONSUMER -- 3.5%
Aaron Rents, Inc.(6)                               2,294,070      60,655,211
Coinmach Service Corp.                             1,666,400      32,428,144
--------------------------------------------------------------------------------
                                                                  93,083,355
--------------------------------------------------------------------------------

RESTAURANTS -- 3.8%
Triarc Cos., Inc., Class B(6)                      6,003,100     103,193,289
--------------------------------------------------------------------------------
                                                                 103,193,289
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)                            Shares           Value
--------------------------------------------------------------------------------

SAVINGS & LOAN -- 0.9%
FirstFed Financial Corp.(1)                          448,580  $   25,492,801
--------------------------------------------------------------------------------
                                                                  25,492,801
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 8.6%
Coinmach Service Corp., Class A                      815,350       8,650,863
Coinstar, Inc.(1,6)                                2,464,452      77,137,348
Copart, Inc.(1)                                    1,197,789      33,550,070
Corrections Corp. of America(1)                    2,131,430     112,560,818
--------------------------------------------------------------------------------
                                                                 231,899,099
--------------------------------------------------------------------------------

STEEL -- 4.1%
Allegheny Technologies, Inc.                         756,540      80,715,253
Carpenter Technology Corp.                           252,000      30,431,520
--------------------------------------------------------------------------------
                                                                 111,146,773
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 2.4%
Carter's, Inc.(1)                                  2,559,640      64,861,278
--------------------------------------------------------------------------------
                                                                  64,861,278
--------------------------------------------------------------------------------

TRANSPORTATION - MISCELLANEOUS -- 1.0%
Grupo Aeroportuario del Sureste
  S.A.B. de C.V., ADR(3)                             587,690      27,750,722
--------------------------------------------------------------------------------
                                                                  27,750,722
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,863,545,180)                      2,384,853,705
--------------------------------------------------------------------------------

                                                      Shares           Value
--------------------------------------------------------------------------------

DEPOSITARY SECURITIES -- 6.8%

DIVERSIFIED FINANCIAL SERVICES -- 3.7%
KKR Private Equity Investors, L.P. 144A(7,9)         4,067,165    98,628,751
--------------------------------------------------------------------------------
                                                                  98,628,751
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 3.1%
AP Alternative Assets, L.P. 144A(1,7,9)              4,180,500    83,610,000
--------------------------------------------------------------------------------
                                                                  83,610,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL DEPOSITARY SECURITIES (Cost $180,691,941)                  182,238,751
--------------------------------------------------------------------------------

                                                      Shares           Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN -- 0.0%
RS Core Equity Fund, Class A(10)                         396          15,258
RS Emerging Growth Fund, Class A(10)                     247           8,909
RS Global Natural Resources Fund,
  Class A(10)                                          3,424         113,177
RS Growth Fund, Class A(10)                              838          12,901
RS Investors Fund, Class A(10)                         4,760          57,172



See notes to Schedule of Investments on page 29.


25   |

------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS PARTNERS FUND (CONTINUED)
------------------------------------------------------------------------


March 31, 2007 (unaudited)                            Shares           Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN
(CONTINTUED)
RS MidCap Opportunities Fund, Class A(10)              1,593  $       23,580
RS Smaller Company Growth Fund, Class A(10)            2,155          46,030
RS Value Fund, Class A(10)                               131           3,788

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $272,224)                              280,815
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 95.3% (Cost $2,044,509,345)               2,567,373,271
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 4.7%                                        127,433,003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                    $2,694,806,274
--------------------------------------------------------------------------------











See notes to Schedule of Investments on page 29.


26   |

----------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS VALUE FUND
----------------------------------------------------------------------


March 31, 2007 (unaudited)                            Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 89.4%

BANKS - OUTSIDE NEW YORK CITY -- 1.9%
Marshall & Ilsley Corp.                              469,422  $   21,738,933
Synovus Financial Corp.                              653,700      21,140,658
--------------------------------------------------------------------------------
                                                                  42,879,591
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.5%
Martin Marietta Materials, Inc.                       75,000      10,140,000
--------------------------------------------------------------------------------
                                                                  10,140,000
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 4.4%
Liberty Global, Inc., Class A(1)                   1,267,965      41,754,087
Liberty Global, Inc., Series C(1)                  1,851,179      56,720,125
--------------------------------------------------------------------------------
                                                                  98,474,212
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 2.4%
Scientific Games Corp., Class A(1)                 1,649,102      54,140,019
--------------------------------------------------------------------------------
                                                                  54,140,019
--------------------------------------------------------------------------------

CHEMICALS -- 1.5%
Eastman Chemical Co.                                 519,200      32,880,936
--------------------------------------------------------------------------------
                                                                  32,880,936
--------------------------------------------------------------------------------

COAL -- 2.2%
Peabody Energy Corp.                               1,210,010      48,690,802
--------------------------------------------------------------------------------
                                                                  48,690,802
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.2%
News Corp., Class B                                1,118,340      27,365,780
--------------------------------------------------------------------------------
                                                                  27,365,780
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 2.4%
Comverse Technology, Inc.(1)                       2,477,180      52,887,793
--------------------------------------------------------------------------------
                                                                  52,887,793
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 1.8%
Symantec Corp.(1)                                  2,293,300      39,674,090
--------------------------------------------------------------------------------
                                                                  39,674,090
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.6%
Yahoo! Inc.(1)                                     1,823,900      57,069,831
--------------------------------------------------------------------------------
                                                                  57,069,831
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 3.7%
Ameriprise Financial, Inc.                           786,260      44,926,896
Merrill Lynch & Co., Inc.                            458,550      37,449,779
--------------------------------------------------------------------------------
                                                                  82,376,675
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 2.6%
Barr Pharmaceuticals, Inc.(1)                        538,200      24,945,570


March 31, 2007 (unaudited)   Foreign Currency(2)      Shares           Value
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS (CONTINUED)
Warner Chilcott Ltd.(1)                            2,257,750  $   33,437,277
--------------------------------------------------------------------------------
                                                                  58,382,847
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 4.1%
Apollo Group, Inc., Class A(1)                     1,279,215      56,157,538
Career Education Corp.(1)                          1,204,253      36,729,717
--------------------------------------------------------------------------------
                                                                  92,887,255
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 1.1%
Arrow Electronics, Inc.(1)                           674,900      25,477,475
--------------------------------------------------------------------------------
                                                                  25,477,475
--------------------------------------------------------------------------------

ENGINEERING & CONTRACTING SERVICES -- 0.0%
SAIC, Inc.(1)                                         15,760         272,963
--------------------------------------------------------------------------------
                                                                     272,963
--------------------------------------------------------------------------------

ENTERTAINMENT -- 1.8%
Viacom, Inc., Class B(1)                             966,085      39,715,754
--------------------------------------------------------------------------------
                                                                  39,715,754
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 9.7%
Ambac Financial Group, Inc.                          611,190      52,800,704
Brookfield Asset Management,
  Inc., Class A                            CAD       981,550      51,300,760
Fidelity National Financial,
  Inc., Class A                                    2,641,210      63,415,452
First American Corp.                                 961,191      48,751,607
--------------------------------------------------------------------------------
                                                                 216,268,523
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.3%
CheckFree Corp.(1)                                   758,089      28,117,521
First Data Corp.                                     901,200      24,242,280
--------------------------------------------------------------------------------
                                                                  52,359,801
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 0.5%
Sunrise Senior Living, Inc.(1)                       277,832      10,979,921
--------------------------------------------------------------------------------
                                                                  10,979,921
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 2.8%
Assurant, Inc.                                       523,620      28,081,741
Genworth Financial, Inc., Class A                    993,180      34,701,709
--------------------------------------------------------------------------------
                                                                  62,783,450
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 3.7%
Amvescap PLC, ADR(3)                               1,926,700      42,580,070
Federated Investors, Inc., Class B                 1,089,340      40,000,565
--------------------------------------------------------------------------------
                                                                  82,580,635
--------------------------------------------------------------------------------



See notes to Schedule of Investments on page 29.


27   |

----------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- RS VALUE FUND
----------------------------------------------------------------------


March 31, 2007 (unaudited)   Foreign Currency(2)      Shares           Value
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 1.4%
Magellan Health Services, Inc.(1)                    763,070  $   32,048,940
--------------------------------------------------------------------------------
                                                                  32,048,940
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 0.2%
Ivanhoe Nickel & Platinum Ltd.(1,4,5)                698,422       3,492,110
--------------------------------------------------------------------------------
                                                                   3,492,110
--------------------------------------------------------------------------------

MISCELLANEOUS EQUIPMENT -- 2.4%
W.W. Grainger, Inc.                                  688,810      53,203,684
--------------------------------------------------------------------------------
                                                                  53,203,684
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 3.9%
Denbury Resources, Inc.(1)                         1,117,495      33,290,176
Talisman Energy, Inc.                      CAD     3,127,900      54,890,649
--------------------------------------------------------------------------------
                                                                  88,180,825
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 1.7%
Grupo Televisa S.A., ADR(3)                        1,299,600      38,728,080
--------------------------------------------------------------------------------
                                                                  38,728,080
--------------------------------------------------------------------------------

REAL ESTATE -- 2.2%
MI Developments, Inc., Class A                     1,334,220      49,886,486
--------------------------------------------------------------------------------
                                                                  49,886,486
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.0%
Alexandria Real Estate Equities, Inc.                223,619      22,444,639
--------------------------------------------------------------------------------
                                                                  22,444,639
--------------------------------------------------------------------------------

RETAIL -- 5.3%
Advance Auto Parts, Inc.                             539,000      20,778,450
Limited Brands, Inc.                               2,542,100      66,247,126
Ross Stores, Inc.                                    944,500      32,490,800
--------------------------------------------------------------------------------
                                                                 119,516,376
--------------------------------------------------------------------------------

SAVINGS & LOAN -- 2.0%
People's Bank                                      1,000,966      44,442,890
--------------------------------------------------------------------------------
                                                                  44,442,890
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 3.9%
Corrections Corp. of America(1)                    1,651,570      87,219,412
--------------------------------------------------------------------------------
                                                                  87,219,412
--------------------------------------------------------------------------------

STEEL -- 3.1%
Allegheny Technologies, Inc.                         660,400      70,458,076
--------------------------------------------------------------------------------
                                                                  70,458,076
--------------------------------------------------------------------------------

UTILITIES - CABLE TV & RADIO -- 2.5%
Comcast Corp.(1)                                   2,136,105      55,431,925
--------------------------------------------------------------------------------
                                                                  55,431,925
--------------------------------------------------------------------------------


March 31, 2007 (unaudited)                            Shares           Value
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 4.6%
Duke Energy Corp.                                  2,248,110  $   45,614,152
PPL Corp.                                          1,384,800      56,638,320
--------------------------------------------------------------------------------
                                                                 102,252,472
--------------------------------------------------------------------------------

UTILITIES - GAS DISTRIBUTORS -- 2.0%
Spectra Energy Corp.                               1,715,570      45,068,024
--------------------------------------------------------------------------------
                                                                  45,068,024
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,608,636,564)                      2,000,662,292
--------------------------------------------------------------------------------

                                                      Shares           Value
--------------------------------------------------------------------------------

DEPOSITARY SECURITIES -- 5.9%

DIVERSIFIED FINANCIAL SERVICES -- 3.3%
KKR Private Equity Investors, L.P. 144A(7,9)       3,083,700      74,779,725
--------------------------------------------------------------------------------
                                                                  74,779,725
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 2.6%
AP Alternative Assets, L.P. 144A(1,7,9)            2,872,950      57,459,000
--------------------------------------------------------------------------------
                                                                  57,459,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL DEPOSITARY SECURITIES (Cost $132,823,609)                  132,238,725
--------------------------------------------------------------------------------

                                                      Shares           Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS - FOR TRUSTEE DEFERRED COMPENSATION PLAN -- 0.0%
RS Core Equity Fund, Class A(10)                         202           7,771
RS Emerging Growth Fund, Class A(10)                     190           6,843
RS Global Natural Resources Fund,
  Class A(10)                                          1,810          59,824
RS Growth Fund, Class A(10)                              629           9,691
RS Investors Fund, Class A(10)                         2,855          34,289
RS MidCap Opportunities Fund, Class A(10)                945          13,983
RS Partners Fund, Class A(10)                            680          24,850
RS Smaller Company Growth Fund,
  Class A(10)                                          1,035          22,105

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $170,454)                              179,356
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 95.3% (Cost $1,741,630,627)               2,133,080,373
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 4.7%                                        105,679,152
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                    $2,238,759,525
--------------------------------------------------------------------------------



See notes to Schedule of Investments on page 29.


28   |

----------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------


(1)  Non income-producing security.
(2)  Foreign-denominated security: CAD - Canadian Dollar, EUR - Euro Dollar.
(3)  ADR -- American Depository Receipt. GDR -- Global Depository Receipt.
(4)  Fair value security.
(5)  Restricted security. See note below.
(6)  Affiliated issuer. See note below.
(7) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. The aggregate market value as a percentage of net assets of the securities is as follows: RS Internet Age Fund 3.3%, RS Investors Fund 6.6%, RS Partners Fund 6.8% and RS Value Fund 5.9%. These securities have been deemed liquid by the investment adviser pursuant to the Funds' liquidity procedures approved by the Board of Trustees
(8)  A portion of the security is held as collateral for short positions.
(9)  Restricted depositary units.
(10) Investments in designated RS Mutual Funds under a deferred compensation plan adopted May 6, 2002, for disinterested Trustees.
(11) Money Market Fund registered under the Investment Company Act of 1940.



TAX BASIS OF INVESTMENTS The cost of investments for federal income tax purposes at March 31, 2007, for each Fund is listed below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart.

                                                          Net Unrealized Appreciation      Gross Unrealized       Gross Unrealized
  Fund                              Cost of Investments                on Investments          Appreciation           Depreciation
  RS Diversified Growth           $         166,539,916     $              19,923,497    $       22,456,832    $         2,533,335
------------------------------------------------------------------------------------------------------------------------------------
  RS Emerging Growth                        555,531,865                    98,582,157           112,228,336             13,646,179
------------------------------------------------------------------------------------------------------------------------------------
  RS Growth                                 165,895,238                    19,370,811            20,974,142              1,603,331
------------------------------------------------------------------------------------------------------------------------------------
  The Information Age Fund(R)                66,531,735                     9,497,027            11,800,786              2,303,759
------------------------------------------------------------------------------------------------------------------------------------
  RS Internet Age Fund(R)                    47,415,472                    11,535,324            12,377,740                842,416
------------------------------------------------------------------------------------------------------------------------------------
  RS MidCap Opportunities                   245,551,364                    26,308,538            28,720,554              2,412,016
------------------------------------------------------------------------------------------------------------------------------------
  RS Smaller Company Growth                 241,028,132                    39,673,421            45,427,280              5,753,859
------------------------------------------------------------------------------------------------------------------------------------
  RS Global Natural Resources             1,166,362,411                   357,830,636           386,429,690             28,599,054
------------------------------------------------------------------------------------------------------------------------------------
  RS Investors                               60,105,633                     6,204,430             7,895,362              1,690,932
------------------------------------------------------------------------------------------------------------------------------------
  RS Partners                             2,044,509,444                   522,863,827           556,262,649             33,398,822
------------------------------------------------------------------------------------------------------------------------------------
  RS Value                                1,742,320,681                   390,759,692           400,554,111              9,794,419
------------------------------------------------------------------------------------------------------------------------------------

RESTRICTED SECURITIES A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds' Board of Trustees. See table below for restricted securities held at March 31, 2007.

                                                                                                                         % of Fund's
  Fund                Security                           Shares            Cost            Value     Acquisition Date    Net Assets
  RS Global Natural   Ivanhoe Nickel & Platinum Ltd.    203,624     $   784,997     $  1,018,120     4/27/97 - 5/7/98
  Resources
------------------------------------------------------------------------------------------------------------------------------------
                                                                        784,997        1,018,120                              0.07%
------------------------------------------------------------------------------------------------------------------------------------

  RS Value            Ivanhoe Nickel & Platinum Ltd.    698,422       2,837,501        3,492,110     4/25/97 - 5/7/98
------------------------------------------------------------------------------------------------------------------------------------
                                                                      2,837,501        3,492,110                              0.20%
------------------------------------------------------------------------------------------------------------------------------------

AFFILIATED ISSUERS If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund's investment represents an investment in an affiliate as defined by the Investment Company Act of 1940, as amended. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended March 31, 2007 is listed below.


29   |

----------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
----------------------------------------------------------------------


                                                                                              Shares Held
                                                      Beginning         Gross         Gross        at End               Value at End
Fund               Issuer                             of Period     Additions    Reductions     of Period       Income     of Period
RS Global          Anderson Energy Ltd.               4,613,000             -             -     4,613,000     $      -   $17,381,161
Natural Resources
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     -    17,381,161
------------------------------------------------------------------------------------------------------------------------------------

RS Partners        Aaron Rents, Inc.                  2,294,070             -             -     2,294,070       34,411    60,655,211
                   Coinstar, Inc.                     2,464,452             -             -     2,464,452            -    77,137,348
                   Commercial Vehicle Group, Inc.     2,047,101             -             -     2,047,101            -    42,170,281
                   Corinthian Colleges, Inc.          5,717,652             -             -     5,717,652            -    78,617,715
                   eResearch Technology, Inc.         5,048,430       169,045             -     5,217,475            -    41,009,353
                   LCA-Vision, Inc.                   1,167,533             -             -     1,167,533      210,156    48,090,684
                   OneBeacon Insurance Group Ltd.             -     1,943,689             -     1,943,689      408,175    48,592,225
                   Triarc Cos., Inc., Class B         6,003,100             -             -     6,003,100      540,279   103,193,289
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,193,021   499,466,106
------------------------------------------------------------------------------------------------------------------------------------


For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.






30   |

RS Asset Allocation Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                Value
------------------------------------------------------------
Common Stocks - 2.5%
Aerospace and Defense - 0.1%
     244   Boeing Co.                           $     21,694
     536   Honeywell Int'l., Inc.                     24,688
     246   Lockheed Martin Corp.                      23,867
     112   Northrop Grumman Corp.                      8,313
     424   Raytheon Co.                               22,243
     436   United Technologies Corp.                  28,340

                                                     129,145

Air Freight and Logistics - 0.0%
     419   United Parcel Svc., Inc. - Class B         29,372

Automobiles - 0.0%
     535   Ford Motor Co.                              4,221
     338   General Motors Corp.                       10,357
     319   Harley-Davidson, Inc.                      18,741

                                                      33,319

Beverages - 0.1%
     338   Anheuser-Busch Cos., Inc.                  17,055
     195   Coca-Cola Co.                               9,360
     367   PepsiCo., Inc.                             23,327

                                                      49,742

Biotechnology - 0.0%
     342   Amgen, Inc.*                               19,111
     117   Biogen Idec, Inc.*                          5,193
     426   MedImmune, Inc.*                           15,502

                                                      39,806

Building Products - 0.0%
     508   Masco Corp.                                13,919

Capital Markets - 0.1%
     194   Ameriprise Financial, Inc.                 11,085
     347   Bank of New York, Inc.                     14,071
      48   Charles Schwab Corp.                          878
     100   Goldman Sachs Group, Inc.                  20,663
     160   Lehman Brothers Hldgs., Inc.               11,211
     356   Mellon Financial Corp.                     15,358
     210   Merrill Lynch & Co., Inc.                  17,151
     252   Morgan Stanley                             19,847
      57   State Street Corp.                          3,691

                                                     113,955

Chemicals - 0.1%
     267   Dow Chemical Co.                           12,245
     335   E.I. Du Pont de Nemours & Co.              16,559
     200   Monsanto Co.                               10,992
     170   Rohm & Haas Co.                             8,792

                                                      48,588

Commercial Banks - 0.1%
     172   BB&T Corp.                                  7,055
     117   Fifth Third Bancorp                         4,527
     310   KeyCorp                                    11,616
     712   U.S. Bancorp                               24,899
     492   Wachovia Corp.                             27,084
   1,100   Wells Fargo & Co.                          37,873

                                                     113,054

Shares                                                Value
------------------------------------------------------------
Commercial Services and Supplies - 0.0%
     307   Cintas Corp.                         $     11,083
     479   Waste Management, Inc.                     16,482

                                                      27,565

Communications Equipment - 0.1%
   2,325   Cisco Systems, Inc.*                       59,357
     582   Corning, Inc.*                             13,235
     675   Motorola, Inc.                             11,927
     568   QUALCOMM, Inc.                             24,231

                                                     108,750

Computers and Peripherals - 0.1%
     776   Dell, Inc.*                                18,011
     886   EMC Corp.*                                 12,271
     815   Hewlett Packard Co.                        32,714
     100   Int'l. Business Machines Corp.              9,426
   4,116   Sun Microsystems, Inc.*                    24,737

                                                      97,159

Consumer Finance - 0.1%
     972   American Express Co.                       54,821
     146   Capital One Financial Corp.                11,017
     165   SLM Corp.                                   6,748

                                                      72,586

Diversified Financial Services - 0.1%
   1,320   Bank of America Corp.                      67,346
   1,073   Citigroup, Inc.                            55,088
     466   J.P. Morgan Chase & Co.                    22,545

                                                     144,979

Diversified Telecommunication Services - 0.1%
   1,948   AT&T, Inc.                                 76,810
      85   Embarq Corp.                                4,790
   1,071   Verizon Comm.                              40,612
     376   Windstream Corp.                            5,523

                                                     127,735

Electric Utilities - 0.0%
     404   Duke Energy Corp.                           8,197
     250   Exelon Corp.                               17,177
     128   FPL Group, Inc.                             7,830
     195   Progress Energy, Inc.                       9,836
     100   Southern Co.                                3,665

                                                      46,705

Electrical Equipment - 0.0%
     200   Cooper Inds. Ltd. - Class A                 8,998

Electronic Equipment and Instruments - 0.0%
   2,123   Solectron Corp.*                            6,687

Energy Equipment and Services - 0.0%
     105   Baker Hughes, Inc.                          6,944
     362   Schlumberger Ltd.                          25,014

                                                      31,958

Food and Staples Retailing - 0.0%
     409   Kroger Co.                                 11,554
     299   Safeway, Inc.                              10,955
     152   Supervalu, Inc.                             5,939

Shares                                                Value
------------------------------------------------------------
     200   Wal-Mart Stores, Inc.                $      9,390

                                                      37,838

Food Products - 0.1%
     294   Archer-Daniels-Midland Co.                 10,790
     321   Campbell Soup Co.                          12,503
     162   ConAgra Foods, Inc.                         4,035
     128   General Mills, Inc.                         7,452
     224   H.J. Heinz Co.                             10,555
     234   Hershey Co.                                12,791
     212   Kellogg Co.                                10,903
      61   W.M. Wrigley Jr. Co.                        3,107

                                                      72,136

Health Care Equipment and Supplies - 0.1%
     328   Baxter Int'l., Inc.                        17,276
      22   Becton Dickinson & Co., Inc.                1,692
     632   Boston Scientific Corp.*                    9,189
     272   C.R. Bard, Inc.                            21,627
     256   Medtronic, Inc.                            12,559
     184   St. Jude Medical, Inc.*                     6,920
     100   Stryker Corp.                               6,632
      84   Zimmer Hldgs., Inc.*                        7,174

                                                      83,069

Health Care Providers and Services - 0.1%
      96   AmerisourceBergen Corp.                     5,064
      46   Cigna Corp.                                 6,562
      78   McKesson Corp.                              4,566
   1,512   Tenet Healthcare Corp.*                     9,722
     258   WellPoint, Inc.*                           20,924

                                                      46,838

Hotels, Restaurants and Leisure - 0.0%
      90   Carnival Corp.                              4,217
     551   McDonald's Corp.                           24,823
     386   Starbucks Corp.*                           12,105
     159   Wyndham Worldwide Corp.*                    5,430

                                                      46,575

Household Products - 0.1%
      55   Kimberly-Clark Corp.                        3,767
     974   Procter & Gamble Co.                       61,518

                                                      65,285

Independent Power Producers and Energy Traders - 0.0%
   1,368   AES Corp.*                                 29,439
     184   TXU Corp.                                  11,795

                                                      41,234

Industrial Conglomerates - 0.1%
     236   3M Co.                                     18,038
     703   General Electric Co.                       24,858
     324   Tyco Int'l. Ltd.                           10,222

                                                      53,118

Information Technology Services - 0.1%
     242   Automatic Data Processing, Inc.            11,713
     625   Electronic Data Systems Corp.              17,300
     116   First Data Corp.                            3,120
     257   Paychex, Inc.                               9,733

Shares                                                Value
------------------------------------------------------------
     108   Sabre Hldgs. Corp. - Class A         $      3,537
     116   Western Union Co.                           2,546

                                                      47,949

Insurance - 0.1%
     153   AFLAC, Inc.                                 7,200
     208   Allstate Corp.                             12,492
     615   American Int'l. Group, Inc.                41,340
     362   Chubb Corp.                                18,705
     258   Loews Corp.                                11,721
     164   Marsh & McLennan Cos., Inc.                 4,804
     100   MetLife, Inc.                               6,315
     512   Progressive Corp.                          11,172
     387   Travelers Cos., Inc.                       20,035

                                                     133,784

Internet Software and Services - 0.0%
     384   Yahoo! Inc.*                               12,015

Leisure Equipment and Products - 0.0%
      49   Eastman Kodak Co.                           1,106
     448   Mattel, Inc.                               12,351

                                                      13,457

Machinery - 0.0%
     252   Caterpillar, Inc.                          16,892
     100   Deere & Co.                                10,864

                                                      27,756

Media - 0.1%
     374   CBS Corp. - Class B                        11,441
   1,046   Clear Channel Comm., Inc.                  36,652
     925   Comcast Corp. - Class A*                   24,004
      29   Gannett Co., Inc.                           1,632
     495   New York Times Co. - Class A               11,637
   1,112   Time Warner, Inc.                          21,929
      77   Tribune Co.                                 2,472
     374   Viacom, Inc. - Class B*                    15,375
     967   Walt Disney Co.                            33,294

                                                     158,436

Metals and Mining - 0.0%
     264   Alcoa, Inc.                                 8,950

Multiline Retail - 0.0%
     202   Kohl's Corp.*                              15,475
     281   Target Corp.                               16,652

                                                      32,127

Multi-Utilities - 0.0%
      82   Public Svc. Enterprise Group, Inc.          6,809

Oil, Gas and Consumable Fuels - 0.2%
     412   Anadarko Petroleum Corp.                   17,708
     774   Chevron Corp.                              57,245
     578   ConocoPhillips                             39,506
     236   El Paso Corp.                               3,415
   1,900   Exxon Mobil Corp.                         143,355
     202   Spectra Energy Corp.                        5,307

                                                     266,536

Shares                                                Value
------------------------------------------------------------
Personal Products - 0.0%
     100   Avon Products, Inc.                  $      3,726

Pharmaceuticals - 0.1%
     116   Allergan, Inc.                             12,855
     962   Bristol-Myers Squibb Corp.                 26,705
     449   Eli Lilly & Co.                            24,116
     672   Johnson & Johnson                          40,495
     279   King Pharmaceuticals, Inc.*                 5,488
   1,915   Pfizer, Inc.                               48,373
     475   Schering-Plough Corp.                      12,117

                                                     170,149

Real Estate Investment Trusts - 0.0%
     483   Plum Creek Timber Co., Inc.                19,040
     172   Simon Ppty. Group, Inc.                    19,135

                                                      38,175

Real Estate Management and Development - 0.0%
     199   Realogy Corp.*                              5,892

Road and Rail - 0.0%
     152   Burlington Northern Santa Fe Corp.         12,225
     100   Union Pacific Corp.                        10,155

                                                      22,380

Semiconductors and Semiconductor Equipment - 0.1%
      54   Analog Devices, Inc.                        1,863
     548   Applied Materials, Inc.                    10,039
     432   Broadcom Corp. - Class A*                  13,854
   1,330   Intel Corp.                                25,443
     448   KLA-Tencor Corp.                           23,887
     249   Linear Technology Corp.                     7,866
     494   Maxim Integrated Products, Inc.            14,524
     702   Micron Technology, Inc.*                    8,480
   1,003   Texas Instruments, Inc.                    30,190

                                                     136,146

Software - 0.1%
     204   Adobe Systems, Inc.*                        8,507
     490   CA, Inc.                                   12,696
   2,445   Microsoft Corp.                            68,142
     379   Symantec Corp.*                             6,557

                                                      95,902

Specialty Retail - 0.1%
     316   Bed, Bath & Beyond, Inc.*                  12,694
     100   Best Buy Co., Inc.                          4,872
     247   Gap, Inc.                                   4,251
     630   Lowe's Cos., Inc.                          19,839
     648   Staples, Inc.                              16,744

                                                      58,400

Textiles, Apparel and Luxury Goods - 0.0%
     355   NIKE, Inc. - Class B                       37,722

Thrifts and Mortgage Finance - 0.0%
     350   Federal National Mortgage Assn.            19,103
     345   Washington Mutual, Inc.                    13,931

                                                      33,034

Tobacco - 0.1%
     616   Altria Group, Inc.                         54,091

Shares                                                Value
------------------------------------------------------------
     209   UST, Inc.                            $     12,118

                                                      66,209

Wireless Telecommunication Services - 0.0%
     364   ALLTEL Corp.                               22,568
     410   Sprint Nextel Corp.                         7,774

                                                      30,342

           Total Common Stocks                     3,096,011
           (Cost $2,779,424)

Mutual Fund - 92.1%
Equity - 92.1%
11,780,278 RS S&P 500 Index Fund, Class A+(1)   $115,093,319
           (Cost $102,574,640)

Principal
Amount                                                Value
------------------------------------------------------------
U.S. Government Securities - 0.9%
U.S. Treasury Bills - 0.9%
U.S. Treasury Bills
$300,000   4.922% due 6/21/2007(2)              $    296,678
 800,000   4.987% due 5/31/2007(2)                   793,351

                                                   1,090,029

           Total U.S. Government Securities        1,090,029
           (Cost $1,090,029)

Shares                                                Value
------------------------------------------------------------
Other Investments - For Trustee Deferred
Compensation Plan (3)- 0.0%
2          RS Core Equity Fund, Class A         $         71
7          RS Emerging Growth Fund, Class A              259
21         RS Global Natural Resources Fund,
           Class A                                       704
16         RS Growth Fund, Class A                       250
46         RS Investors Fund, Class A                    557
14         RS Midcap Opportunities Fund, Class A         210
4          RS Partners Fund, Class A                     149
7          RS Smaller Company Growth Fund, Class A       157
5          RS Value Fund, Class A                        150

           Total Other Investments - For
           Trustee Deferred Compensation Plan          2,507
           (Cost $2,472)

Principal
Amount                                                Value
------------------------------------------------------------
Repurchase Agreement - 4.8%
$6,014,000 State Street Bank and Trust Co.      $  6,014,000
           repurchase agreement,
           dated 3/30/2007, maturity
           value $6,016,581 at
           5.15%, due 4/2/2007(4)
           (Cost $6,014,000)

Total Investments - 100.3%                    $  125,295,866
(Cost $112,460,565)
Liabilities in Excess of Cash,
Receivables and Other Assets - (0.3)%               -339,113

Net Assets - 100%                             $  124,956,753

* Non-income producing security.
+  RS S&P 500 Index Fund schedule of investments are included herein.
(1)  Majority-owned subsidiary.
(2) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(3) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(4) The repurchase agreement is fully collateralized by $6,025,000 in U.S. Government Agency, 5.50%, due 11/17/2016, with a value of $6,137,969.

                                         Face Value
Number      Description      Expiration  (Thousands)    Unrealized
of Contract                                             Depreciation
Sold Futures Contracts
50          S & P 500 Index  Jun-07       $17,890     $     -174,001


-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $    13,286,296
Gross unrealized depreciation .................        (451,071)
                                                ----------------
Net unrealized appreciation ................... $    12,835,225
                                                ================
-------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Investment in Affiliates (4)

       A summary of AAF transactions in affiliated securities during the three months ended March 31, 2007 is set forth below:

                        Balance of        Gross                  Balance of
                       Shares Held    Purchases        Gross    Shares Held
                       December 31,         and    Sales and      March 31,
    Name of Issuer            2006    Additions   Reductions          2007
-----------------------    ------------------------------------------------
Majority-Owned Subsidiary
RS S&P 500
Index Fund, Class A     12,286,351            -      506,073    11,780,278


                                      Dividends Net Realized            Net
                             Value     Included   Gains from       Realized
                         March 31,  In Dividend   Underlying           Gain
    Name of Issuer            2007       Income        Funds       on Sales
-----------------------    ------------------------------------------------
Majority-Owned Subsidiary
RS S&P 500
Index Fund, Class A   $115,093,319     $     -     $       -     $  606,503

----------------------------------------------------------------------------
----------------------------------------------------------------------------


For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Cash Management Fund

Schedule of Investments

March 31, 2007 (Unaudited)

   Principal                                                    Value
   Amount
------------------------------------------------------- --------------
Corporate Bonds - 11.2%
Capital Markets - 1.1%
$  5,000,000   Morgan Stanley Group, Inc.                $   5,000,000
               5.80% due 4/1/2007

Conglomerates - 3.5%
               General Electric Capital Corp.
   5,000,000   5.00% due 6/15/2007                           4,997,319
   10,000,000  5.41% due 4/15/2007(1)                       10,006,897

                                                            15,004,216

Financial - 2.8%
   2,406,000   CIT Group, Inc.                               2,409,085
               5.50% due 11/30/2007
               Lehman Brothers Hldgs., Inc.
   5,000,000   4.00% due 1/22/2008                           4,947,456
   3,300,000   8.25% due 6/15/2007                           3,319,264
   1,462,000   8.50% due 5/1/2007                            1,465,775

                                                            12,141,580

Financial-Banks - 3.1%
   1,830,000   Banc One Corp.                                1,833,141
               7.60% due 5/1/2007
   10,000,000  Bank of America Corp.                        10,000,000
               5.28% due 4/2/2007(1)
   1,500,000   NBD Bancorp                                   1,502,570
               7.125% due 5/15/2007

                                                            13,335,711

Food and Staples Retailing - 0.7%
   3,000,000   Wal-Mart Stores, Inc.                         2,992,355
               4.375% due 7/12/2007

               Total Corporate Bonds                        48,473,862
               (Cost $48,473,862)

Certificates of Deposit - 8.8%
$  10,000,000  Abbey National Treasury Svcs.             $   9,999,977
               5.319% due 6/8/2007
   10,000,000  Barclays Bank PLC                            10,000,000
               5.29% due 6/28/2007
   5,000,000   Depfa Bank PLC                                5,000,000
               5.29% due 6/15/2007
   3,475,000   HSBC Bank USA                                 3,465,579
               3.87% due 6/7/2007
   10,000,000  Societe Generale NA                           9,999,447
               5.258% due 4/10/2007(1)

               Total Certificates of Deposit                38,465,003
               (Cost $38,465,003)

U.S. Government Securities - 5.7%
U.S. Government Agency Securities - 5.7%
$  15,000,000  FHLB                                      $  15,000,000
               5.25% due 9/04/2007 - 11/30/2007
               FNMA
   5,000,000   3.375% due 9/7/2007                           4,959,979

   Principal                                                    Value
   Amount
------------------------------------------------------- --------------
$  5,000,000   5.11% due 8/7/2007                        $   4,909,156

                                                            24,869,135

               Total U.S. Government Securities             24,869,135
               (Cost $24,869,135)

Commercial Paper - 55.7%
ASSET BACKED - 3.4%
Barton Capital Corp.
$  5,000,000   5.23% due 4/13/2007(2)                    $   4,991,283
   5,000,000   5.26% due 4/4/2007(2)                         4,997,809
   5,000,000   Sheffield Receivables Corp.                   4,986,850
               5.26% due 4/19/2007(2)

               TOTAL ASSET BACKED                           14,975,942

FINANCIAL - 29.4%
Capital Markets - 5.1%
   10,000,000  Goldman Sachs Group LP                        9,998,536
               5.27% due 4/2/2007
   12,000,000  J.P. Morgan Chase & Co.                      11,998,207
               5.38% due 4/2/2007

                                                            21,996,743

Diversified Financial Services - 2.3%
   10,000,000  Credit Suisse First Boston (USA), Inc.        9,927,361
               5.23% due 5/21/2007

Finance Companies - 3.2%
               Private Export Funding Corp.
   5,000,000   5.22% due 4/5/2007                            4,997,100
   9,000,000   5.23% due 4/19/2007                           8,976,465

                                                            13,973,565

Financial-Banks - 14.2%
   10,000,000  BNP Paribas Finance, Inc.                     9,992,732
               5.233% due 4/6/2007
   10,000,000  Deutsche Bank Financial LLC                   9,976,578
               5.27% due 4/17/2007
   10,000,000  Dexia Delaware LLC                            9,986,912
               5.235% due 4/10/2007
   10,000,000  Dresdner U.S. Fin., Inc.                      9,924,600
               5.22% due 5/23/2007
   10,000,000  HVB U.S. Finance, Inc.                        9,986,875
               5.25% due 4/10/2007(2)
   2,000,000   Societe Generale NA                           1,988,959
               5.23% due 5/9/2007
   10,000,000  UBS Finance LLC                               9,968,039
               5.23% due 4/23/2007

                                                            61,824,695

Financial-Other - 4.6%
   10,000,000  Bear Stearns Co., Inc.                        9,941,889
               5.23% due 5/11/2007
   10,000,000  Rabobank U.S. Financial Corp.                 9,988,366
               5.235% due 4/9/2007

                                                            19,930,255

               TOTAL FINANCIAL                             127,652,619

   Principal                                                    Value
   Amount
------------------------------------------------------- --------------
INDUSTRIAL - 22.9%
Agricultural - 2.3%
$  10,000,000  Cargill, Inc.                             $   9,998,500
               5.40% due 4/2/2007

Automotive - 4.6%
               BMW U.S. Capital LLC
   5,000,000   5.22% due 4/2/2007(2)                         4,999,275
   5,000,000   5.23% due 4/2/2007(2)                         4,999,274
   10,000,000  Toyota Motor Credit Corp.                     9,973,850
               5.23% due 4/19/2007

                                                            19,972,399

Computers and Peripherals - 2.3%
   10,000,000  Hewlett Packard Co.                           9,994,178
               5.24% due 4/5/2007(2)

Food and Staples Retailing - 4.5%
   10,000,000  Sysco Corp.                                   9,962,227
               5.23% due 4/27/2007(2)
   10,000,000  Wal-Mart Funding                              9,923,003
               5.23% due 5/24/2007

                                                            19,885,230

Machinery - 4.6%
   10,000,000  Dover Corp.                                   9,997,083
               5.25% due 4/3/2007(2)
   10,000,000  John Deere Capital Corp.                      9,932,917
               5.25% due 5/17/2007

                                                            19,930,000

Oil and Gas Services - 2.3%
   10,000,000  Koch Inds., Inc.                              9,962,083
               5.25% due 4/27/2007(2)

Pharmaceuticals - 2.3%
   10,000,000  Alcon Capital Corp.                           9,965,067
               5.24% due 4/25/2007

               TOTAL INDUSTRIAL                             99,707,457

               Total Commercial Paper                      242,336,018
               (Cost $242,336,018)

Taxable Municipal Securities - 18.3%
California - 3.6%
$  7,465,000   California Housing Fin. Agency            $   7,465,000
               5.35% due 4/4/2007(1)
   8,100,000   Sacramento Cnty., CA                          8,100,000
               5.35% due 4/4/2007(1)

                                                            15,565,000

Colorado - 2.5%
   10,875,000  Colorado Housing & Fin. Auth.                10,875,000
               5.35% due 4/4/2007(1)

Connecticut - 1.8%
   8,000,000   Connecticut St. Housing & Fin. Auth.          8,000,000
               5.28% due 4/5/2007(1)

Michigan - 0.8%
   3,450,000   Michigan St. Housing Dev. Auth.               3,450,000
               5.35% due 4/4/2007(1)

   Principal                                                    Value
   Amount
------------------------------------------------------- --------------
New York - 6.4%
$  15,955,000  New York City Trans.                      $  15,955,000
               5.35% due 4/4/2007(1)
   6,735,000   New York St. Dormitory
               Auth. Rev. 5.34% due 4/5/2007(1)              6,735,000
   5,000,000   Port Auth. of New
               York & New Jersey                             5,000,857
               5.50% due 8/15/2007

                                                            27,690,857

Utah - 3.2%
     820,000   Utah Housing Corp.
               Single Family Ser. C-3 Cl. I                    820,000
               5.35% due 4/4/2007(1)
   1,740,000   Utah Housing Corp.
               Single Family Ser. D-2 Cl. I                  1,740,000
               5.35% due 4/4/2007(1)
   3,835,000   Utah Housing Corp.
               Single Family Ser. D-3 Cl. I                  3,835,000
               5.35% due 4/4/2007(1)
   2,100,000   Utah Housing Corp.
               Single Family Ser. E-2 Cl. I                  2,100,000
   2,085,000   5.35% due 4/4/2007(1)
               Utah St. Housing Fin.
               Agency Ser. F-3 Cl. I                         2,085,000
   3,385,000   5.35% due 4/4/2007(1)
               Utah St. Housing Fin.
               Agency Ser. G-3 Cl. I                         3,385,000
               5.35% due 4/4/2007(1)
                                                            13,965,000

               Total Taxable Municipal Securities           79,545,857
               (Cost $79,545,857)


   Shares                                                       Value

   Shares                                                       Value
------------------------------------------------------- --------------
Other Investments - For Trustee Deferred Compensation Plan (3) - 0.0%
           6   RS Core Equity Fund, Class A              $         236
          24   RS Emerging Growth Fund, Class A                    853
          70   RS Global Natural Resources Fund,
               Class A                                           2,269
          54   RS Growth Fund, Class A                             821
         153   RS Investors Fund, Class A                        1,816
          47   RS Midcap Opportunities Fund, Class A               685
          13   RS Partners Fund, Class A                           482
          24   RS Smaller Company Growth Fund,
               Class A                                             512
          17   RS Value Fund, Class A                              482

               Total Other Investments - For                     8,156
               Trustee Deferred Compensation Plan
               (Cost $8,156)

Total Investments - 99.7%                                $ 433,698,031
(Cost $433,698,031)
Cash, Receivables, and Other Assets                          1,191,600
    Less Liabilities - 0.3%

Net Assets - 100%                                        $ 434,889,631

(1) Floating rate note. The rate shown is the rate in effect at 3/31/2007. The due date shown is the next reset date.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $74,876,937 representing 17.2% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(3) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.

-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Core Equity Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                              Value
--------------------------------------------------------------------------
Common Stocks - 100.0%
Aerospace and Defense - 3.5%
    187,600         Boeing Co.                           $      16,679,516
    168,900         General Dynamics Corp.                      12,903,960

                                                                29,583,476

Airlines - 0.8%
    229,890         AMR Corp.*                                   7,000,150

Biotechnology - 3.6%
    236,000         Celgene Corp.*                              12,380,560
    230,500         Gilead Sciences, Inc.*                      17,633,250

                                                                30,013,810

Capital Markets - 4.5%
    113,900         Goldman Sachs Group, Inc.                   23,535,157
    158,300         Legg Mason, Inc.                            14,913,443

                                                                38,448,600

Chemicals - 0.7%
    108,200         Rohm & Haas Co.                              5,596,104

Commercial Banks - 1.1%
    126,900         PNC Financial Svcs. Group, Inc.              9,132,993

Commercial Services and Supplies - 1.0%
    246,700         Waste Management, Inc.                       8,488,947

Communications Equipment - 6.0%
    686,800         Corning, Inc.*                              15,617,832
    754,400         Nokia Corp. ADR                             17,290,848
    418,900         QUALCOMM, Inc.                              17,870,274

                                                                50,778,954

Computers and Peripherals - 5.3%
    354,600         Apple Computer, Inc.*                       32,945,886
    842,000         EMC Corp.*                                  11,661,700

                                                                44,607,586

Construction and Engineering - 1.0%
    394,630         KBR, Inc.*                                   8,030,720

Consumer Finance - 1.7%
    322,000         Americredit Corp*                            7,360,920
    162,600         SLM Corp.                                    6,650,340

                                                                14,011,260

Diversified Financial Services - 7.2%
    650,400         J.P. Morgan Chase & Co.                     31,466,352
    277,500         MasterCard, Inc. - Class A                  29,481,600

                                                                60,947,952

Diversified Telecommunication Services - 3.6%
    768,697         AT&T, Inc.                                  30,309,723

Electronic Equipment and Instruments - 0.8%
    331,300         Jabil Circuit, Inc.                          7,093,133

Energy Equipment and Services - 5.8%
    742,700         Halliburton Co.                             23,573,298
    310,800         Transocean, Inc.*                           25,392,360

                                                                48,965,658

Food and Staples Retailing - 1.0%
    181,300         Wal-Mart Stores, Inc.                        8,512,035

Shares                                                              Value
--------------------------------------------------------------------------
Food Products - 3.1%
    217,700         Campbell Soup Co.                    $       8,479,415
    308,200         General Mills, Inc.                         17,943,404

                                                                26,422,819

Gas Utilities - 2.0%
    522,400         Enterprise Products Partners LP             16,612,320

Health Care Providers and Services - 3.2%
    168,800         Medco Health Solutions, Inc.*               12,243,064
    275,900         UnitedHealth Group, Inc.                    14,614,423

                                                                26,857,487

Hotels, Restaurants and Leisure - 2.2%
    414,400         McDonald's Corp.                            18,668,720

Household Durables - 1.4%
    386,500         Newell Rubbermaid, Inc.                     12,016,285

Independent Power Producers and Energy Traders - 2.8%
  1,113,900         AES Corp.*                                  23,971,128

Industrial Conglomerates - 3.5%
    495,200         General Electric Co.                        17,510,272
    395,600         Tyco Int'l. Ltd.                            12,481,180

                                                                29,991,452

Information Technology Services - 3.5%
    527,100         Accenture Ltd. - Class A                    20,314,434
    128,117         Fidelity Nat'l. Information Svcs., Inc.      5,824,199
    157,600         Western Union Co.                            3,459,320

                                                                29,597,953

Insurance - 5.4%
    604,800         Aon Corp.                                   22,958,208
    249,659         Fidelity Nat'l. Financial - Class A          5,994,313
    128,800         Genworth Financial, Inc. - Class A           4,500,272
    367,300         W. R. Berkley Corp.                         12,164,976

                                                                45,617,769

Internet Software and Services - 2.7%
    359,100         eBay, Inc.*                                 11,904,165
     24,600         Google, Inc. - Class A*                     11,270,736

                                                                23,174,901

Machinery - 1.8%
    228,600         Caterpillar, Inc.                           15,323,058

Media - 1.5%
    435,800         Grupo Televisa S.A. ADR                     12,986,840

Multiline Retail - 1.6%
    298,900         Federated Department Stores, Inc.           13,465,445

Oil, Gas and Consumable Fuels - 4.2%
    259,500         Chevron Corp.                               19,192,620
    123,900         Devon Energy Corp.                           8,576,358
    126,000         Noble Energy, Inc.                           7,515,900

                                                                35,284,878

Pharmaceuticals - 5.4%
    445,700         Abbott Laboratories                         24,870,060
    421,700         Wyeth                                       21,097,651

                                                                45,967,711
Shares                                                              Value
--------------------------------------------------------------------------
Road and Rail - 1.0%
    101,300         Burlington Northern Santa Fe Corp.   $       8,147,559

Specialty Retail - 1.3%
    353,600         Lowe's Cos., Inc.                           11,134,864

Thrifts and Mortgage Finance - 1.5%
    218,500         Federal Home Loan Mortgage Corp.            12,998,565

Tobacco - 3.1%
    297,500         Altria Group, Inc.                          26,123,475

Wireless Telecommunication Services - 1.2%
    208,800         America Movil SAB de C.V. ADR                9,978,552

                    Total Common Stocks                        845,862,882
                    (Cost $721,734,652)

Other Investments - For Trustee Deferred Compensation Plan (1) - 0.0%
         47         RS Emerging Growth Fund, Class A     $           1,704
        140         RS Global Natural Resources Fund, Class A        4,626
        107         RS Growth Fund, Class A                          1,644
        304         RS Investors Fund, Class A                       3,656
         93         RS Midcap Opportunities Fund, Class A            1,379
         27         RS Partners Fund, Class A                          978
         48         RS Smaller Company Growth Fund, Class A          1,028
         34         RS Value Fund, Class A                             982

                    Total Other Investments - For                   15,997
                       Trustee Deferred Compensation Plan
                    (Cost $15,771)

Short-Term Investment - 0.2%
                    Federated Prime Obligations Fund(2)  $       1,839,610
                    (Cost $1,839,610)

Total Investments - 100.2%                                     847,718,489
(Cost $723,590,033)
Liabilities in Excess of Cash,
Receivables and Other Assets - (0.2)%                           -1,636,525

Net Assets - 100%                                        $     846,081,964

* Non-income producing security.
(1) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(2) Money Market Fund registered under the Investment Company Act of 1940.

Glossary:
ADR - American Depositary Receipt.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $    141,687,154
Gross unrealized depreciation .................      (17,604,499)
                                                ----------------
Net unrealized appreciation ................... $    124,082,655
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Emerging Markets Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                        Value
--------------------------------------------------------------------
Common Stocks - 94.2%
Bolivia - 0.4%
Metals and Mining - 0.4%
    83,675   Apex Silver Mines Ltd.*                 $     1,080,244

Brazil - 6.8%
Airlines - 0.8%
    67,400   Gol - Linhas Aereas
             Inteligentes S.A. ADR                         2,050,982
Commercial Banks - 0.6%
    16,800   Unibanco - Uniao de Bancos
             Brasileiros S.A. GDR                          1,469,328
Metals and Mining - 1.3%
    93,700   Comp. Vale Do Rio Doce ADR                    3,465,963
Oil, Gas and Consumable Fuels - 3.6%
    91,700   Petroleo Brasileiro S.A. ADR                  9,125,067
Textiles, Apparel and Luxury Goods - 0.5%
   100,000   Lojas Renner S.A.                             1,296,746

                                                          17,408,086

Chile - 0.4%
Commercial Banks - 0.4%
    21,000   Banco Santander Chile ADR                     1,047,270

Egypt - 1.6%
Commercial Banks - 0.8%
   204,000   Commercial Int'l. Bank GDR                    1,989,000
Construction Materials - 0.8%
    21,200   Orascom Construction Inds. GDR                2,151,800

                                                           4,140,800

Hong Kong - 6.4%
Automobiles - 0.7%
 4,250,000   Denway Motors Ltd.                            1,854,731
Diversified Telecommunication Services - 2.0%
 2,515,000   Hutchison Telecom. Int'l. Ltd.*               5,091,927
Electronic Equipment and Instruments - 1.1%
   648,000   Kingboard Chemical Hldgs. Ltd.                2,720,111
Real Estate Management and Development - 0.2%
   486,000   China Overseas Land & Investment Ltd.           611,403
Specialty Retail - 0.7%
 1,534,000   GOME Electrical Appliance Hldgs. Ltd.         1,706,015
Wireless Telecommunication Services - 1.7%
   488,000   China Mobile (Hong Kong) Ltd.                 4,440,452

                                                          16,424,639

India - 4.9%
Information Technology Services - 2.7%
   136,900   Infosys Technologies Ltd. ADR                 6,879,225
Oil, Gas and Consumable Fuels - 2.2%
    87,300   Reliance Inds. Ltd. GDR*+                     5,482,440

                                                          12,361,665

Indonesia - 4.2%
Commercial Banks - 2.1%
 8,869,500   PT Bank Mandiri Tbk                           2,430,000
 5,271,000   PT Bank Rakyat Indonesia Tbk                  2,917,101

                                                           5,347,101
Diversified Telecommunication Services - 2.1%
 4,111,000   PT Indosat Tbk                                2,815,754

Shares                                                        Value
--------------------------------------------------------------------
 2,449,000   PT Telekomunikasi  Indonesia Tbk        $     2,643,578

                                                           5,459,332

                                                          10,806,433

Israel - 2.0%
Pharmaceuticals - 2.0%
   133,000   Teva Pharmaceutical Inds. Ltd. ADR            4,978,190

Luxembourg - 0.5%
Metals and Mining - 0.5%
    45,300   Ternium S.A. ADR*                             1,265,682

Malaysia - 3.5%
Commercial Banks - 1.1%
   955,000   Bumiputra-Commerce Hldgs. Berhad              2,748,301
Food Products - 1.3%
   506,400   IOI Corp. Berhad                              3,236,859
Industrial Conglomerates - 1.1%
 1,198,000   Sime Darby Berhad                             2,806,594

                                                           8,791,754

Mexico - 6.8%
Commercial Banks - 1.7%
   934,800   Grupo Fin. Banorte S.A. de C.V.               4,434,503
Food and Staples Retailing - 1.5%
   898,022   Wal-Mart de Mexico S.A. de C.V.*              3,833,219
Household Durables - 0.6%
   932,000   Consorcio ARA S.A. de C.V.                    1,606,489
Wireless Telecommunication Services - 3.0%
 1,367,950   America Movil SAB de C.V.                     3,281,792
    89,700   America Movil SAB de C.V. ADR                 4,286,763

                                                           7,568,555

                                                          17,442,766

Mozambique - 0.6%
Metals and Mining - 0.6%
 1,430,000   Kenmare Resources PLC*                        1,365,218

People's Republic of China - 7.7%
Electric Utilities - 1.9%
 2,546,000   Datang Int'l. Power Generation Co. Ltd.       2,420,945
 2,946,000   Huaneng Power Int'l., Inc.                    2,556,231

                                                           4,977,176
Energy Equipment and Services - 1.2%
 1,259,000   China Shenhua Energy Co. Ltd.                 3,045,266
Machinery - 0.1%
   316,000   Shanghai Prime Machinery Co. Ltd.*              144,375
Metals and Mining - 0.6%
   840,000   Angang Steel Co. Ltd.                         1,457,729
Oil, Gas and Consumable Fuels - 1.9%
 2,898,000   CNOOC Ltd.                                    2,540,544
 2,000,000   PetroChina Co. Ltd.                           2,370,165

                                                           4,910,709
Transportation Infrastructure - 0.4%
 1,382,000   Jiangsu Expressway Co. Ltd.                   1,078,886
Wireless Telecommunication Services - 1.6%
 2,822,000   China Unicom Ltd.                             4,066,616

                                                          19,680,757

Shares                                                        Value
--------------------------------------------------------------------
Russia - 7.8%
Commercial Banks - 0.1%
       700   Sberbank GDR                            $       301,918
Diversified Consumer Services - 0.5%
    43,100   AFK Sistema GDR                               1,224,040
Metals and Mining - 0.8%
    11,000   MMC Norilsk Nickel ADR                        2,090,000
Oil, Gas and Consumable Fuels - 5.4%
   214,450   OAO Gazprom ADR                               8,985,455
   576,700   OAO Rosneft Oil Co. GDR*+                     4,803,911

                                                          13,789,366
Wireless Telecommunication Services - 1.0%
    26,100   VimpelCom ADR*                                2,475,324

                                                          19,880,648

South Africa - 6.9%
Commercial Banks - 1.7%
   136,000   ABSA Group Ltd.                               2,604,442
   535,000   FirstRand Ltd.                                1,806,589

                                                           4,411,031
Food and Staples Retailing - 0.5%
   108,811   Massmart Hldgs. Ltd.                          1,259,878
Industrial Conglomerates - 0.4%
    55,268   Imperial Hldgs. Ltd.                          1,149,362
Media - 0.9%
    94,500   Naspers Ltd.                                  2,276,561
Metals and Mining - 3.4%
    10,135   Anglo American Platinum Corp.                 1,592,245
   104,100   Anglo American PLC                            5,472,931
    48,000   Impala Platinum Hldgs. Ltd.                   1,502,331

                                                           8,567,507

                                                          17,664,339

South Korea - 18.0%
Beverages - 0.7%
    14,500   Hite Brewery Co. Ltd.                         1,733,804
Commercial Banks - 1.8%
    69,500   Daegu Bank Ltd.                               1,263,166
   170,230   Industrial Bank of Korea                      3,410,571

                                                           4,673,737
Construction and Engineering - 1.2%
    57,270   Hyundai Development Co.                       3,159,178
Diversified Financial Services - 1.3%
    62,000   Hana Financial Group, Inc.                    3,209,226
Food and Staples Retailing - 2.4%
     7,700   Orion Corp.                                   1,906,893
     7,500   Shinsegae Co. Ltd.                            4,304,618

                                                           6,211,511
Household Durables - 0.6%
    56,400   Woongjin Coway Co. Ltd.                       1,582,569
Insurance - 2.3%
    87,800   Hyundai Marine & Fire Ins. Co. Ltd.*          1,213,158
    27,500   Samsung Fire & Marine Ins. Co. Ltd.*          4,603,550

                                                           5,816,708
Marine - 2.3%
    67,000   Daewoo Shipbuilding & Marine
             Engineering Co. Ltd.                          2,460,382

Shares                                                        Value
--------------------------------------------------------------------
   131,200   Samsung Heavy Inds. Co. Ltd.            $     3,500,154

                                                           5,960,536
Metals and Mining - 0.6%
     3,400   POSCO                                         1,427,433
Pharmaceuticals - 1.1%
    17,990   Yuhan Corp.                                   2,820,349
Trading Companies and Distributors - 3.7%
   261,200   Samsung Corp.                                 9,439,124

                                                          46,034,175

Taiwan - 12.4%
Chemicals - 0.4%
   615,000   Taiwan Fertilizer Co. Ltd.                    1,022,212
Commercial Banks - 1.7%
 3,853,000   Chang Hwa Commercial Bank Ltd.*               2,322,978
 1,502,000   Far Eastern Int'l. Bank                         803,427
 2,148,000   Taishin Financial Hldgs. Co. Ltd.*            1,103,536

                                                           4,229,941
Computers and Peripherals - 0.9%
   156,000   High Tech Computer Corp.                      2,404,352
Diversified Financial Services - 1.7%
 2,489,602   Shin Kong Financial Hldg. Co. Ltd.            2,208,214
 4,877,570   SinoPac Financial Hldgs. Co. Ltd.             2,240,528

                                                           4,448,742
Electronic Equipment and Instruments - 3.1%
 1,177,164   Hon Hai Precision Inds. Co. Ltd.              7,897,565
Insurance - 0.4%
 2,414,000   China Life Insurance Co. Ltd.*                1,068,755
Multiline Retail - 0.8%
 3,038,360   Far Eastern Dept. Stores Ltd.                 2,024,655
Semiconductors and Semiconductor Equipment - 3.4%
 4,167,589   Taiwan Semiconductor Mfg.                     8,551,807

                                                          31,648,029

Thailand - 1.7%
Beverages - 0.6%
 9,615,000   Thai Beverage Pub. Co. Ltd.                   1,552,391
Commercial Banks - 0.6%
   537,600   Bangkok Bank Pub. Co. Ltd.                    1,658,406
Oil, Gas and Consumable Fuels - 0.5%
   453,300   PTT Exploration & Production
             Pub. Co. Ltd. 1,165,296

                                                           4,376,093

Turkey - 1.6%
Commercial Banks - 1.2%
   685,274   Turkiye Garanti Bankasi A.S.                  3,079,053
Wireless Telecommunication Services - 0.4%
   188,048   Turkcell Iletisim Hizmetleri A.S.               959,842

                                                           4,038,895

             Total Common Stocks                         240,435,683
             (Cost $172,632,745)

Preferred Stocks - 4.0%
Brazil - 3.6%
Commercial Banks - 3.6%
 1,634,160   Itausa-Investimentos Itau S.A.          $     9,127,168
Food Products - 0.0%
 4,700,000   Comp. Lorenz S.A.*++                                  0

                                                           9,127,168

Shares                                                        Value
--------------------------------------------------------------------
Colombia - 0.4%
Commercial Banks - 0.4%
    35,800   Bancolombia S.A. ADR                    $       991,302

             Total Preferred Stocks                       10,118,470
             (Cost $3,604,784)

Other Investments - For Trustee Deferred Compensation Plan (1)- 0.0%
         4   RS Core Equity Fund, Class A            $           135
        14   RS Emerging Growth Fund, Class A                    491
        40   RS Global Natural Resources Fund, Class A         1,331
        31   RS Growth Fund, Class A                             473
        88   RS Investors Fund, Class A                        1,052
        27   RS Midcap Opportunities Fund, Class A               396
         8   RS Partners Fund, Class A                           282
        14   RS Smaller Company Growth Fund, Class A             296
        10   RS Value Fund, Class A                              283

             Total Other Investments - For
             Trustee Deferred Compensation Plan                4,739
             (Cost $4,676)

Principal
Amount                                                        Value
--------------------------------------------------------------------
Repurchase Agreement - 1.2%
$3,060,000   State Street Bank and Trust Co.         $     3,060,000
             repurchase agreement
             dated 3/30/2007, maturity
             value $3,060,638 at
             2.50%, due 4/2/2007(2)
             (Cost $3,060,000)

Total Investments - 99.4%                                253,618,892
(Cost $179,302,205)
Cash, Receivables, and Other
Assets Less Liabilities - 0.6%                             1,642,143

Net Assets - 100%                                    $   255,261,035

* Non-income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees and may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $10,286,351 representing 4.0% of net assets.
++ At 3/31/2007, these securities have been deemed illiquid by the investment adviser with a market value of $0.
(1) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(2) The repurchase agreement is fully collateralized by $3,200,000 in U.S. Treasury Bills, 4.83%, due 9/27/2007, with a value of $3,123,200.
Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $     76,023,047
Gross unrealized depreciation .................       (1,846,874)
                                                ----------------
Net unrealized appreciation ................... $     74,176,173
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS High Yield Bond Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Principal                                       Rating        Value
Amount                                         Moody's/
                                                 S&P*
--------------------------------------------------------------------
Corporate Bonds - 93.3%
Aerospace and Defense - 3.0%
                Alion Science & Technology
                Corp.                          B3/CCC+ $     206,000
$      200,000  Sr. Nt.+
                10.25% due 2/1/2015
                Comm. & Power Inds., Inc.
       490,000  Sr. Sub. Nt.                    B2/B-        508,375
                8.00% due 2/1/2012
                DRS Technologies, Inc.
       520,000  Sr. Sub. Nt.                     B3/B        540,800
                7.625% due 2/1/2018
                Hawker Beechcraft
                Acquisition Co.                Caa1/B-       292,600
       280,000  Sr. Sub. Nt.+
                9.75% due 4/1/2017
                L-3 Comms. Corp.
       180,000  Sr. Sub. Nt.                   Ba3/BB+       174,825
                5.875% due 1/15/2015
       204,000  Sr. Sub. Nt.                   Ba3/BB+       200,940
                6.125% due 7/15/2013
       200,000  Sr. Sub. Nt.                   Ba3/BB+       198,250
                6.375% due 10/15/2015
                Transdigm, Inc.
       400,000  Sr. Sub. Nt.                    B3/B-        413,000
                7.75% due 7/15/2014

                                                           2,534,790

Automotive - 6.7%
                American Axle & Mfg., Inc.
       150,000  Sr. Nt.                         Ba3/BB       149,625
                7.875% due 3/1/2017
                Ford Motor Credit Co.
       800,000  Nt.                             B1/B         791,165
                6.75% due 8/15/2008
     1,400,000  Sr. Nt.                         B1/B       1,360,664
                7.25% due 10/25/2011
       700,000  Sr. Nt.                         B1/B         673,570
                8.00% due 12/15/2016
       538,000  Sr. Nt.+                        B1/B         566,698
                9.75% due 9/15/2010
       570,000  Sr. Nt.                         B1/B         603,632
                9.875% due 8/10/2011
                General Motors Corp.
       525,000  Sr. Deb.                       Caa1/B-       471,188
                8.375% due 7/15/2033
                Goodyear Tire & Rubber Co.
       140,000  Sr. Nt.+                        B2/B-        150,500
                8.625% due 12/1/2011
       140,000  Sr. Nt.+(1)                     B2/B-        140,525
                9.14% due 12/1/2009
                TRW Automotive, Inc.
       437,000  Sr. Nt.+                       Ba3/BB-       428,260
                7.25% due 3/15/2017
                United Components, Inc.
       400,000  Sr. Sub. Nt.                   Caa1/CCC+     414,000
                9.375% due 6/15/2013

                                                           5,749,827

Principal                                       Rating        Value
Amount                                         Moody's/
                                                 S&P*
--------------------------------------------------------------------
Building Materials - 1.2%
                Norcraft Cos. Fin.
$      500,000  Sr. Sub. Nt.                    B1/B-  $     515,000
                9.00% due 11/1/2011
                U.S. Concrete, Inc.
       480,000  Sr. Sub. Nt.                    B2/B-        487,200
                8.375% due 4/1/2014

                                                           1,002,200

Chemicals - 5.3%
                Equistar Chemicals LP
       785,000  Sr. Nt.                         B1/BB-       826,212
                10.125% due 9/1/2008
                Huntsman Int'l. LLC
       180,000  Sr. Sub. Nt.+                    B2/B        186,075
                7.875% due 11/15/2014
                Koppers, Inc.
       398,000  Sr. Nt.                          B2/B        431,830
                9.875% due 10/15/2013
                Lyondell Chemical Co.
       125,000  Sr. Nt.                         B1/B+        130,938
                8.00% due 9/15/2014
     2,552,000  Sr. Sub. Nt.                    B2/B       2,564,760
                10.875% due 5/1/2009
                Momentive Performance
                Materials, Inc.                 B3/B-        370,800
       360,000  Sr. Nt.+
                9.75% due 12/1/2014

                                                           4,510,615

Construction Machinery - 2.0%
                Ashtead Capital, Inc.
       300,000  Nt.+                             B3/B        319,500
                9.00% due 8/15/2016
                Ashtead Hldgs. PLC
       200,000  Sr. Nt.+                         B3/B        209,000
                8.625% due 8/1/2015
                Rental Svc. Corp.
        45,000  Sr. Nt.+                       Caa1/B-        47,925
                9.50% due 12/1/2014
                Titan Int'l Inc.
       160,000  Sr. Nt.+                         B3/B        164,600
                8.00% due 1/15/2012
                United Rentals NA, Inc.
       960,000  Sr. Sub. Nt.                     B3/B        986,400
                7.75% due 11/15/2013

                                                           1,727,425

Consumer Products - 2.3%
                Elizabeth Arden, Inc.
       410,000  Sr. Sub. Nt.                    B1/B-        418,200
                7.75% due 1/15/2014
                Jafra Cosmetics Int'l., Inc.
       539,000  Sr. Sub. Nt.                    B1/B-        570,666
                10.75% due 5/15/2011
                Jarden Corp.
       495,000  Sr. Sub. Nt.                    B3/B-        499,950
                7.50% due 5/1/2017
                Riddell Bell Hldgs., Inc.
       530,000  Sr. Sub. Nt.                    B3/B-        523,375
                8.375% due 10/1/2012

                                                           2,012,191

Principal                                       Rating        Value
Amount                                         Moody's/
                                                 S&P*
--------------------------------------------------------------------
Diversified Manufacturing - 0.4%
                American Railcar Inds., Inc.
$       80,000  Sr. Nt.+                        B1/BB- $      82,200
                7.50% due 3/1/2014
                Baldor Electric Co.
       160,000  Sr. Nt.                          B3/B        169,200
                8.625% due 2/15/2017
                ESCO Corp.
        90,000  Sr. Nt.+                         B2/B         95,400
                8.625% due 12/15/2013

                                                             346,800

Electric - 3.8%
                Nevada Power Co.
       300,000  Mtg. Nt. Ser. N                Ba1/BB+       312,632
                6.65% due 4/1/2036
                NRG Energy, Inc.
       360,000  Sr. Nt.                         B1/B-        369,450
                7.375% due 1/15/2017
                Reliant Resources, Inc.
       400,000  Sr. Sec. Nt.                     B2/B        435,500
                9.50% due 7/15/2013
                Sierra Pacific Resources
       557,000  Sr. Nt.                          B1/B        602,524
                8.625% due 3/15/2014
                TECO Energy, Inc.
       202,000  Sr. Nt.                        Ba2/BB        212,353
                6.75% due 5/1/2015
     1,295,000  Nt.                            Ba2/BB      1,366,225
                7.00% due 5/1/2012

                                                           3,298,684

Energy - 5.2%
                Allis-Chalmers Energy, Inc.
       250,000  Sr Nt.                           B3/B        251,875
                9.00% due 1/15/2014
                Basic Energy Svcs., Inc.
       200,000  Sr. Nt.                          B1/B        195,000
                7.125% due 4/15/2016
                Belden & Blake Corp.
       200,000  Sr. Sec. Nt.                   Caa2/CCC+     204,500
                8.75% due 7/15/2012
                Chaparral Energy, Inc.
       295,000  Sr. Nt.                        Caa1/CCC+     291,312
                8.50% due 12/1/2015
                Chesapeake Energy Corp.
       318,000  Sr. Nt.                        Ba2/BB        316,410
                6.375% due 6/15/2015
       300,000  Sr. Nt.                        Ba2/BB        318,750
                7.625% due 7/15/2013
                Complete Production
                Svcs., Inc.                      B2/B        184,500
       180,000  Sr. Nt.+
                8.00% due 12/15/2016
                Encore Acquisition Co.
       600,000  Sr. Sub. Nt.                     B1/B        570,000
                7.25% due 12/1/2017
                Hanover Compressor Co.
       100,000  Sr. Nt.                          B2/B        102,500
                7.50% due 4/15/2013
                Hilcorp Energy I LP

Principal                                       Rating        Value
Amount                                         Moody's/
                                                 S&P*
--------------------------------------------------------------------
$      165,000  Sr. Nt.+                        B3/B   $     162,113
                7.75% due 11/1/2015
       200,000  Sr. Nt.+                        B3/B         212,000
                9.00% due 6/1/2016
                OPTI Canada, Inc.
        90,000  Sr. Sec. Nt.+                   B1/BB         93,600
                8.25% due 12/15/2014
                Pioneer Natural Resource Co.
       600,000  Sr. Nt.                        Ba1/BB+       589,720
                6.875% due 5/1/2018
                Pride Int'l., Inc.
       219,000  Sr. Nt.                        Ba2/BB-       224,475
                7.375% due 7/15/2014
                Western Oil Sands, Inc.
       298,000  Sr. Sec Nt.                    Ba3/BBB-      333,015
                8.375% due 5/1/2012
                Whiting Petroleum Corp.
       400,000  Sr. Sub. Nt.                     B1/B        390,000
                7.00% due 2/1/2014

                                                           4,439,770

Entertainment - 0.3%
                Snoqualmie Entertainment
                Authority                        B3/B        293,906
       285,000  Nt.+
                9.125% due 2/1/2015

Environmental - 0.4%
                Allied Waste NA, Inc.
       335,000  Sr. Nt.                         B1/BB        347,563
                7.875% due 4/15/2013

Financial-Other - 0.6% NCO Group, Inc.
       330,000  Sr. Nt.+(1)                     B3/B-        330,825
                10.23% due 11/15/2013
       180,000  Sr. Sub. Nt.+                  Caa1/B-       189,675
                11.875% due 11/15/2014

                                                             520,500

Food and Beverage - 4.2%
                Aramark Corp.
       285,000  Sr. Nt.+                        B3/B-        296,400
                8.50% due 2/1/2015
       135,000  Sr. Nt.+(1)                     B3/B-        138,713
                8.86% due 2/1/2015
                ASG Consolidated LLC
       550,000  Sr. Disc. Nt.(2)                B3/B-        497,750
                0/11.50% due 11/1/2011
                Constellation Brands, Inc.
       600,000  Sr. Nt.                        Ba3/BB-       607,500
                7.25% due 9/1/2016
                Dean Foods Co.
       600,000  Sr. Nt.                         Ba2/B+       602,250
                7.00% due 6/1/2016
                Del Monte Corp.
       618,000  Sr. Sub. Nt.                     B2/B        611,047
                6.75% due 2/15/2015
                Michael Foods, Inc.
       808,000  Sr. Sub. Nt.                    B3/B-        820,120
                8.00% due 11/15/2013

                                                           3,573,780

Principal                                       Rating        Value
Amount                                         Moody's/
                                                 S&P*
--------------------------------------------------------------------
Gaming - 6.6%
                Boyd Gaming Corp.
$      600,000  Sr. Sub. Nt.                   Ba3/B+  $     598,500
                6.75% due 4/15/2014
       400,000  Sr. Sub. Nt.                   Ba3/B+        392,000
                7.125% due 2/1/2016
                Buffalo Thunder Dev. Auth.
       140,000  Sr. Sec. Nt.+                    B2/B        142,800
                9.375% due 12/15/2014
                Great Canadian Gaming Corp.
       140,000  Sr. Sub. Nt.+                   B2/B+        140,875
                7.25% due 2/15/2015
                Harrahs Operating Co., Inc.
     1,440,000  Nt.                            Baa3/BB     1,275,754
                6.50% due 6/1/2016
                MGM Mirage, Inc.
       870,000  Sr. Nt.                         Ba2/BB       880,875
                7.625% due 1/15/2017
                Pokagon Gaming Authority
       200,000  Sr. Nt.+                         B3/B        220,500
                10.375% due 6/15/2014
                Seminole Hard Rock
                Entertainment, Inc.             B1/BB         86,700
        85,000  Sr. Sec. Nt.+(1)
                7.848% due 3/15/2014
                Seneca Gaming Corp.
       955,000  Sr. Nt.                         Ba2/BB       960,969
                7.25% due 5/1/2012
                Station Casinos, Inc.
       825,000  Sr. Sub. Nt.                    Ba3/B        755,906
                6.875% due 3/1/2016
                Turning Stone Resort & Casino
       200,000  Sr. Nt.+                        B1/B+        205,500
                9.125% due 9/15/2014

                                                           5,660,379

Health Care - 6.0%
                Alliance Imaging, Inc.
       700,000  Sr. Sub. Nt.                    B3/B-        686,000
                7.25% due 12/15/2012
                Fresenius Medical Care
       570,000  Capital Tr.                     B1/B+        598,500
                7.875% due 6/15/2011
                HCA, Inc.
       400,000  Sr. Nt.                        Caa1/B-       386,000
                6.95% due 5/1/2012
     1,130,000  Sr. Sec. Nt.+                  B2/BB-      1,218,987
                9.25% due 11/15/2016
                IASIS Healthcare LLC
       970,000  Sr. Sub. Nt.                    B3/B-      1,003,950
                8.75% due 6/15/2014
                Triad Hospitals, Inc.
       850,000  Sr. Sub. Nt.                    B2/B+        887,188
                7.00% due 11/15/2013
                U.S. Oncology, Inc.
       330,000  Sr. Sub. Nt.                    B2/B-        367,950
                10.75% due 8/15/2014

                                                           5,148,575

Home Construction - 0.5%
                K. Hovnanian Enterprises, Inc.
       175,000  Sr. Nt.                        Ba1/BB        151,813
                6.25% due 1/15/2015

Principal                                       Rating        Value
Amount                                         Moody's/
                                                 S&P*
--------------------------------------------------------------------
$      200,000  Sr. Nt.                        Ba1/BB  $     171,500
                6.25% due 1/15/2016
       100,000  Sr. Nt.                        Ba1/BB         96,500
                8.625% due 1/15/2017

                                                             419,813

Industrial-Other - 1.4% Belden CDT, Inc.
       175,000  Sr. Sub. Nt.+                  Ba2/BB-       178,504
                7.00% due 3/15/2017
                Compagnie Generale de
                Geophysique-Veritas             Ba3/B+        88,612
        85,000  Sr. Nt.
                7.75% due 5/15/2017
                Education Management LLC
       500,000  Sr. Nt.                        B2/CCC+       526,250
                8.75% due 6/1/2014
                RBS Global, Inc. & Rexnord
                Corp.
       143,000  Sr. Nt.+                       B3/CCC+       144,430
                8.875% due 9/1/2016
       143,000  Sr. Nt.                        B3/CCC+       148,720
                9.50% due 8/1/2014
                Seitel Acquisition Corp.
       140,000  Sr. Nt.+                        B3/B-        141,750
                9.75% due 2/15/2014

                                                           1,228,266

Insurance - 0.5%
                UnumProvident Finance Co.
       400,000  Sr. Nt.+                       Ba1/BB+       417,115
                6.85% due 11/15/2015

Lodging - 1.0%
                Host Marriott LP
       900,000  Sr. Nt. Ser. O                  Ba1/BB       893,250
                6.375% due 3/15/2015

Media-Cable - 3.8%
                Cablevision Systems Corp.
       510,000  Sr. Nt.                         B3/B+        517,650
                8.00% due 4/15/2012
                Charter Comm. Hldgs. II LLC
     1,272,000  Sr. Nt.                        Caa2/CCC-   1,341,960
                10.25% due 9/15/2010
                Charter Comm. Operating LLC
       372,000  Sr. Nt.+                        B3/B-        387,345
                8.00% due 4/30/2012
                CSC Hldgs., Inc.
       400,000  Sr. Nt. Ser. B                  B2/B+        410,000
                7.625% due 4/1/2011
                Insight Comm., Inc.
       515,000  Sr. Disc. Nt.                  B3/CCC+       538,175
                12.25% due 2/15/2011
                NTL Cable PLC
        50,000  Sr. Nt.                         B2/B-         52,750
                9.125% due 8/15/2016

                                                           3,247,880

Media-NonCable - 6.0%
                Block Comm., Inc.
       400,000  Sr. Nt.+                        B2/B-        406,000
                8.25% due 12/15/2015

Principal                                       Rating        Value
Amount                                         Moody's/
                                                 S&P*
--------------------------------------------------------------------
                Dex Media East LLC
$      351,000  Sr. Sub. Nt.                     B2/B  $     383,906
                12.125% due 11/15/2012
                DirecTV Hldgs. LLC
       388,000  Sr. Nt.                        Ba3/BB-       368,600
                6.375% due 6/15/2015
                EchoStar DBS Corp.
       365,000  Sr. Nt.                        Ba3/BB-       367,281
                6.375% due 10/1/2011
       295,000  Sr. Nt.                        Ba3/BB-       296,844
                6.625% due 10/1/2014
                Hughes Network Systems LLC/
                HNS Finance                     B1/B-        105,250
       100,000  Sr. Nt.
                9.50% due 4/15/2014
                Idearc, Inc.
       540,000  Sr. Nt.+                        B2/B+        555,525
                8.00% due 11/15/2016
                Mediacom Broadband LLC
       200,000  Sr. Nt.+                         B3/B        204,500
                8.50% due 10/15/2015
                R.H. Donnelley Corp.
       140,000  Sr. Disc. Nt. Ser. A-1          B3/B         136,150
                6.875% due 1/15/2013
       260,000  Sr. Disc. Nt. Ser. A-2          B3/B         252,850
                6.875% due 1/15/2013
                R.H. Donnelley Fin. Corp. I
       465,000  Sr. Sub. Nt.                     B2/B        502,200
                10.875% due 12/15/2012
                Radio One, Inc.
       400,000  Sr. Sub. Nt.                    B1/B-        386,000
                6.375% due 2/15/2013
                Reader's Digest Assn., Inc.
       565,000  Sr. Sub. Nt.+                  Caa1/CCC+     543,813
                9.00% due 2/15/2017
                Valassis Comms., Inc.
       660,000  Sr. Nt.+                        B3/B-        648,450
                8.25% due 3/1/2015

                                                           5,157,369

Metals and Mining - 2.1%
                Aleris Int'l Inc.
       360,000  Sr. Nt.+                        B3/B-        379,800
                9.00% due 12/15/2014
                Freeport-McMoRan Copper &
                Gold, Inc.
       175,000  Sr. Nt.                        Ba3/B+        188,344
                8.25% due 4/1/2015
       175,000  Sr. Nt.                        Ba3/B+        189,219
                8.375% due 4/1/2017
     1,015,000  Sr. Nt.                        Baa3/BB+    1,068,287
                10.125% due 2/1/2010

                                                           1,825,650

Natural Gas-Distributors - 0.9%
                Amerigas Partners LP
       800,000  Sr. Nt.                         B1/NR        802,000
                7.125% due 5/20/2016

Natural Gas-Pipelines - 3.9%
                El Paso Natural Gas Co.
       300,000  Sr. Nt. Ser. A                 Baa3/BB       313,074
                7.625% due 8/1/2010

Principal                                       Rating        Value
Amount                                         Moody's/
                                                 S&P*
--------------------------------------------------------------------
                El Paso Performance-Linked Tr.
$      200,000  Nt.+                            Ba3/BB $     212,750
                7.75% due 7/15/2011
                Kinder Morgan Finance Corp.
       600,000  Sr. Nt.                        Baa2/BB-      562,564
                5.70% due 1/5/2016
                Markwest Energy Partners LP
       600,000  Sr. Nt. Ser. B                   B2/B        625,500
                8.50% due 7/15/2016
                SemGroup LP
       760,000  Sr. Nt.+                        B1/NR        771,400
                8.75% due 11/15/2015
                Williams Cos., Inc.
       600,000  Sr. Nt.                         Ba2/BB       642,000
                7.75% due 6/15/2031
                Williams Partners LP
       180,000  Nt.+                           Ba3/BB+       190,350
                7.25% due 2/1/2017

                                                           3,317,638

Noncaptive Consumer - 0.4%
                ACE Cash Express, Inc.
       360,000  Sr. Nt.+                       Caa1/B-       370,800
                10.25% due 10/1/2014

Noncaptive Diversified - 2.7%
                General Motors Acceptance
                Corp.
       400,000  Nt.                            Ba1/BB+       400,008
                6.15% due 4/5/2007
     1,990,000  Nt.                            Ba1/BB+     1,956,353
                6.75% due 12/1/2014

                                                           2,356,361

Packaging - 1.9%
                Crown Americas LLC
       800,000  Sr. Nt.                          B1/B        832,000
                7.75% due 11/15/2015
                Owens-Brockway Glass
                Container, Inc.
       400,000  Sr. Sec. Nt.                   Ba2/BB-       413,000
                7.75% due 5/15/2011
       373,000  Sr. Sec. Nt.                   Ba2/BB-       380,460
                8.875% due 2/15/2009

                                                           1,625,460

Paper and Forest Products - 4.9%
Abitibi-Consolidated, Inc.
       810,000  Nt.                             B3/B+        820,125
                8.55% due 8/1/2010
                Bowater, Inc.
       760,000  Nt.                             B3/B+        685,900
                6.50% due 6/15/2013
                Caraustar Inds., Inc.
       600,000  Nt.                             B3/B+        585,000
                7.375% due 6/1/2009
                Graphic Packaging Int'l., Inc.
     1,022,000  Sr. Sub. Nt.                    B3/B-      1,087,152
                9.50% due 8/15/2013
                Jefferson Smurfit Corp.
       700,000  Sr. Nt.                        B3/CCC+       679,000
                7.50% due 6/1/2013

Principal                                       Rating        Value
Amount                                         Moody's/
                                                 S&P*
--------------------------------------------------------------------
                Norske Skog Canada Ltd.
$      360,000  Sr. Nt. Ser. D                  B2/B+  $     365,400
                8.625% due 6/15/2011

                                                           4,222,577

Restaurants - 0.2%
                Sbarro, Inc.
       143,000  Sr. Nt.+                       Caa1/CCC      148,720
                10.375% due 2/1/2015

Retailers - 1.3%
                Autonation, Inc.
       100,000  Sr. Nt.                        Ba2/BB+       101,000
                7.00% due 4/15/2014
        50,000  Sr. Nt.(1)                     Ba2/BB+        50,500
                7.36% due 4/15/2013
                Michaels Stores, Inc.
       180,000  Sr. Nt.+                       B2/CCC        192,600
                10.00% due 11/1/2014
       360,000  Sr. Sub. Nt.+                  Caa1/CCC      387,900
                11.375% due 11/1/2016
                Rent-A-Center, Inc.
       400,000  Sr. Sub. Nt. Ser. B             B2/B+        403,000
                7.50% due 5/1/2010

                                                           1,135,000

Services - 1.4%
                FTI Consulting, Inc.
       100,000  Sr. Nt                          Ba2/B+       105,000
                7.75% due 10/1/2016
                TDS Investor Corp.
       600,000  Sr. Nt.+(1)                    B3/CCC+       612,000
                9.985% due 9/1/2014
                West Corp.
       360,000  Sr. Nt.+                       Caa1/B-       372,600
                9.50% due 10/15/2014
        90,000  Sr. Sub. Nt.+                  Caa1/B-        94,950
                11.00% due 10/15/2016

                                                           1,184,550

Supermarkets - 0.8%
                Delhaize America, Inc.
       400,000  Debt.                          Ba1/BB+       480,608
                9.00% due 4/15/2031
                Supervalu, Inc.
       180,000  Sr. Nt.                          B1/B        187,650
                7.50% due 11/15/2014

                                                             668,258

Technology - 4.0%
                Freescale Semiconductor, Inc.
       360,000  Sr. Nt.+                        B1/B         360,450
                8.875% due 12/15/2014
       705,000  Sr. Nt.+                        B1/B         699,712
                9.125% due 12/15/2014
       180,000  Sr. Nt.+(1)                     B1/B         179,550
                9.23% due 12/15/2014
       180,000  Sr. Sub. Nt.+                   B2/B         180,450
                10.125% due 12/15/2016
                Iron Mountain, Inc.
       700,000  Sr. Sub. Nt.                     B3/B        720,300
                8.625% due 4/1/2013
                Nortel Networks Ltd.

Principal                                       Rating        Value
Amount                                         Moody's/
                                                 S&P*
--------------------------------------------------------------------
$      200,000  Sr. Nt.+(1)                     B3/B-  $     214,000
                9.61% due 7/15/2011
       200,000  Sr. Nt.+                        B3/B-        222,000
                10.75% due 7/15/2016
                NXP BV/NXP Funding LLC
       150,000  Sr. Sec. Nt.+                  Ba2/BB+       154,875
                7.875% due 10/15/2014
       150,000  Sr. Sec. Nt.+(1)               Ba2/BB+       154,313
                8.11% due 10/15/2013
                Open Solutions, Inc.
       143,000  Sr. Sub. Nt.+                  Caa1/CCC+     147,290
                9.75% due 2/1/2015
                Solectron Global Fin. Ltd.
       200,000  Sr. Sub. Nt.                     B3/B        199,500
                8.00% due 3/15/2016
                SunGard Data Systems, Inc.
       200,000  Sr. Nt.                        Caa1/B-       214,500
                9.125% due 8/15/2013

                                                           3,446,940

Tobacco - 0.7%
                Reynolds American, Inc.
       600,000  Sr. Sec. Nt.                    Ba2/BB       628,746
                7.25% due 6/1/2013

Transportation - 1.3%
                Avis Budget Car Rental LLC
       100,000  Sr. Nt.+                       Ba3/BB-       102,000
                7.625% due 5/15/2014
       300,000  Sr. Nt.+                       Ba3/BB-       306,000
                7.75% due 5/15/2016
       100,000  Sr. Nt.+(1)                    Ba3/BB-       102,000
                7.86% due 5/15/2014
                OMI Corp.
       600,000  Sr. Nt.                         B1/BB        609,000
                7.625% due 12/1/2013

                                                           1,119,000

Wireless Communications - 2.2%
                Centennial Cell Comm. Corp.
       300,000  Sr. Nt.                         B2/CCC       324,000
                10.125% due 6/15/2013
                Inmarsat Fin. PLC
       310,000  Sr. Nt.                         Ba3/B+       323,175
                7.625% due 6/30/2012
                Intelsat Bermuda Ltd.
       100,000  Sr. Nt.                         B2/B+        110,750
                9.25% due 6/15/2016
                MetroPCS Wireless, Inc.
       570,000  Sr. Nt.+                       Caa2/CCC      602,775
                9.25% due 11/1/2014
                Panamsat Corp.
       500,000  Sr. Nt.                          B2/B        550,625
                9.00% due 6/15/2016

                                                           1,911,325

Wireline Communications - 3.4%
                Nordic Telephone Co. Hldgs.
       200,000  Sr. Nt.+                         B2/B        214,000
                8.875% due 5/1/2016
                Qwest Corp.
       270,000  Sr. Nt.                        Ba1/BB+       284,850
                7.50% due 10/1/2014

Principal                                       Rating        Value
Amount                                         Moody's/
                                                 S&P*
--------------------------------------------------------------------
$      500,000  Sr. Nt.                        Ba1/BB+ $     533,750
                7.625% due 6/15/2015
       885,000  Sr. Nt.                        Ba1/BB+       940,312
                7.875% due 9/1/2011
                U.S. West Comm. Corp.
       480,000  Debt.                          Ba1/BB+       500,400
                8.875% due 6/1/2031
                Windstream Corp.
       140,000  Sr. Nt.+                       Ba3/BB-       140,000
                7.00% due 3/15/2019
       300,000  Sr. Nt.                        Ba3/BB-       328,125
                8.625% due 8/1/2016

                                                           2,941,437

                Total Corporate Bonds                     80,235,160
                (Cost $78,172,611)

Indexed Securities - 3.6%
                Dow Jones Credit Default Index
$    1,000,000  Series HY-8-T2+                 B3/NR  $     990,000
                6.75% due 6/29/2012
     2,100,000  Series HY-8-T3+                 B3/NR      2,081,625
                7.50% due 6/29/2012

                Total Indexed Securities                   3,071,625
                (Cost $3,086,875)

Shares                                                        Value
------------------------------------------------       -------------
Warrant - 0.0%
   330          XM Satellite Radio, Inc.               $       1,825
                exp. 3/15/2010
                (Cost $66,660)

Other Investments - For Trustee Deferred Compensation Plan (3)-0.0%
             1  RS Core Equity Fund, Class A           $          46
             5  RS Emerging Growth Fund, Class A                 169
            14  RS Global Natural Resources Fund,
                Class A                                          458
            11  RS Growth Fund, Class A                          163
            30  RS Investors Fund, Class A                       362
             9  RS Midcap Opportunities Fund, Class A            136
             3  RS Partners Fund, Class A                         97
             5  RS Smaller Company Growth Fund, Class A          102
             3  RS Value Fund, Class A                            97

                Total Other Investments - For
                Trustee Deferred Compensation Plan             1,630
                (Cost $1,608)

Principal                                                     Value
Amount
------------------------------------------------       -------------
Repurchase Agreement - 5.0%
$    4,288,000  State Street Bank and Trust Co.        $   4,288,000
                repurchase agreement,
                dated 3/30/2007, maturity
                value $4,289,840 at
                5.15%, due 4/2/2007(4)
                (Cost $4,288,000)

Total Investments - 101.9%                                87,598,240
(Cost $85,615,754)
Liabilities in Excess of Cash,
Receivables and Other Assets - (1.9)%                     -1,596,553

Net Assets - 100%                                      $  86,001,687

*  Unaudited.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $21,389,519 representing 24.9% of net assets of which $20,688,094 have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(1) Floating rate note. The rate shown is the rate in effect at 3/31/2007. (2) Step-up bond. (3) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees. (4) The repurchase agreement is fully collateralized by $4,295,000 in U.S. Government Agency, 5.50%, due 11/17/2016, with a value of $4,375,531.

Glossary:
NR - Not Rated.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $      2,248,112
Gross unrealized depreciation .................         (310,999)
                                                ----------------
Net unrealized appreciation ................... $      1,937,113
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS International Growth Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                           Value
-----------------------------------------------------------------------
Common Stocks - 98.0%
Australia - 5.4%
Beverages - 0.4%
    63,800   Fosters Group Ltd.                       $         354,169
Commercial Banks - 1.3%
    24,304   Australia and NZ Banking Group Ltd.                584,970
    19,400   Westpac Banking Corp.                              414,268

                                                                999,238
Commercial Services and Supplies - 0.4%
    25,800   Brambles Ltd.                                      284,562
Construction Materials - 0.2%
    24,000   James Hardie Inds. NV                              162,599
Food and Staples Retailing - 0.7%
    23,606   Woolworths Ltd.                                    520,153
Insurance - 0.3%
    29,000   AMP Ltd.                                           244,181
Media - 0.1%
    25,900   John Fairfax Hldgs. Ltd.                           104,527
Metals and Mining - 1.3%
    42,506   BHP Billiton Ltd.                                1,029,616
Oil, Gas and Consumable Fuels - 0.3%
     8,400   Woodside Petroleum Ltd.                            268,822
Real Estate Investment Trusts - 0.4%
    17,000   Westfield Group                                    283,389

                                                              4,251,256

Belgium - 1.9%
Diversified Financial Services - 1.9%
    12,603   Groupe Bruxelles Lambert S.A.                    1,476,352

Denmark - 4.3%
Chemicals - 1.4%
    11,980   Novozymes AS - Class B                           1,072,936
Commercial Banks - 2.2%
    37,140   Danske Bank AS                                   1,729,798
Marine - 0.7%
        57   A.P. Moller-Maersk AS - Class B                    595,407

                                                              3,398,141

Finland - 2.5%
Construction and Engineering - 2.5%
    34,200   Kone OYJ - Class B                               1,956,262

France - 10.7%
Diversified Financial Services - 1.8%
     9,517   Eurazeo                                          1,436,105
Food and Staples Retailing - 2.0%
    21,334   Carrefour S.A.                                   1,562,133
Health Care Equipment and Supplies - 2.6%
    17,790   Essilor Int'l. S.A.                              2,046,143
Multi-Utilities - 1.1%
    10,300   Electricite de France S.A.                         864,533
Personal Products - 1.8%
    13,091   L'Oreal S.A.                                     1,430,922
Pharmaceuticals - 1.4%
    13,265   Sanofi-Aventis                                   1,154,915

                                                              8,494,751

Germany - 5.5%
Diversified Financial Services - 1.4%
     5,000   Deutsche Boerse AG                               1,146,821

Shares                                                           Value
-----------------------------------------------------------------------
Health Care Providers and Services - 2.5%
    31,200   Celesio AG                               $       1,962,834
Software - 1.6%
    28,652   SAP AG                                           1,278,712

                                                              4,388,367

Hong Kong - 1.9%
Commercial Banks - 0.2%
    74,500   BOC Hong Kong Hldgs. Ltd.                          180,582
Distributors - 0.3%
    88,400   Li & Fung Ltd.                                     277,742
Diversified Financial Services - 0.3%
    27,000   Hong Kong Exchanges & Clearing Ltd.                262,612
Media - 0.2%
    20,000   Television Broadcasts Ltd.                         125,035
Real Estate Management and Development - 0.9%
    26,000   Cheung Kong Hldgs. Ltd.                            329,084
   125,000   Hang Lung Pptys. Ltd.                              349,542

                                                                678,626

                                                              1,524,597

Ireland - 3.4%
Commercial Banks - 1.5%
    39,230   Allied Irish Banks PLC                           1,164,750
Construction Materials - 1.9%
    35,380   CRH PLC                                          1,514,152

                                                              2,678,902

Japan - 20.5%
Automobiles - 1.3%
    94,100   Nissan Motor Co. Ltd.                            1,010,916
Building Products - 1.4%
    76,000   Asahi Glass Co.                                  1,072,462
Commercial Banks - 1.6%
       109   Mitsubishi UFJ Financial Group, Inc.             1,233,105
Construction and Engineering - 0.9%
    34,000   CHIYODA Corp.                                      747,586
Electrical Equipment - 0.9%
    69,000   Mitsubishi Electric Corp.                          712,508
Electronic Equipment and Instruments - 3.2%
     5,500   HIROSE ELECTRIC CO. LTD.                           662,910
     3,700   Keyence Corp.                                      836,839
     6,400   Nidec Corp.                                        413,729
    54,000   YASKAWA Electric Corp.                             639,374

                                                              2,552,852
Insurance - 1.1%
    70,000   Mitsui Sumitomo Insurance Co.                      880,619
Internet Software and Services - 0.5%
       783   Rakuten, Inc.                                      373,634
Marine - 0.7%
    51,000   Mitsui O.S.K. Lines Ltd.                           567,414
Office Electronics - 2.0%
    28,900   Canon, Inc.                                      1,556,050
Paper and Forest Products - 0.6%
       140   Nippon Paper Group, Inc.                           498,958
Real Estate Management and Development - 0.6%
    12,000   Sumitomo Realty & Dev't. Co. Ltd.                  456,258
Road and Rail - 0.9%
    90,000   Tokyu Corp.                                        702,760

Shares                                                           Value
-----------------------------------------------------------------------
Specialty Retail - 1.1%
     8,980   Yamada Denki Co. Ltd.                    $         838,688
Tobacco - 0.8%
       131   Japan Tobacco, Inc.                                645,167
Trading Companies and Distributors - 2.1%
    16,400   Hitachi High-Technologies Corp.                    449,181
    67,000   Mitsui & Co. Ltd.                                1,253,775

                                                              1,702,956
Wireless Telecommunication Services - 0.8%
        84   KDDI Corp.                                         672,343

                                                             16,224,276

Russia - 0.8%
Oil, Gas and Consumable Fuels - 0.3%
     5,300   OAO Gazprom ADR                                    222,070
Wireless Telecommunication Services - 0.5%
     7,100   Mobile TeleSystems ADR                             397,316

                                                                619,386

Singapore - 0.4%
Industrial Conglomerates - 0.4%
    24,000   Keppel Corp. Ltd.                                  300,504

South Korea - 0.4%
Semiconductors and Semiconductor Equipment - 0.4%
     1,080   Samsung Electronics Co. Ltd. GDR-                  328,590

Spain - 2.5%
Diversified Financial Services - 1.2%
    12,300   Corp. Financiera Alba S.A.                         925,314
Tobacco - 1.3%
    16,720   Altadis S.A.                                     1,074,910

                                                              2,000,224

Sweden - 7.5%
Commercial Banks - 1.5%
    39,376   Svenska Handelsbanken AB - Class A               1,169,732
Health Care Equipment and Supplies - 1.5%
    51,430   Getinge AB - Class B                             1,170,713
Machinery - 4.5%
    74,580   Atlas Copco AB - Class B                         2,375,686
    67,395   Sandvik AB                                       1,196,427

                                                              3,572,113

                                                              5,912,558

Switzerland - 9.2%
Building Products - 1.2%
       610   Geberit AG                                         940,706
Commercial Banks - 2.7%
    35,620   UBS AG                                           2,120,868
Food Products - 1.6%
     3,150   Nestle S.A.                                      1,229,373
Health Care Equipment and Supplies - 0.9%
     2,600   Straumann Hldg. AG                                 747,237
Machinery - 1.0%
    13,280   Schindler Hldg. AG                                 810,424
Pharmaceuticals - 0.8%
     2,880   Basilea Pharmaceutica AG*                          670,361
Textiles, Apparel and Luxury Goods - 1.0%
    13,600   Compagnie Financiere Richemont
             AG - Class A                                       762,098

Shares                                                           Value
-----------------------------------------------------------------------
                                                              7,281,067

Taiwan - 0.3%
Semiconductors and Semiconductor Equipment - 0.3%
    22,326   Taiwan Semiconductor Mfg. Co. Ltd. ADR   $         240,004

United Kingdom - 20.8%
Chemicals - 0.9%
    73,000   Imperial Chemical Inds. PLC                        718,484
Commercial Banks - 3.2%
    38,764   Royal Bank of Scotland Group PLC                 1,513,891
    34,000   Standard Chartered PLC                             979,816

                                                              2,493,707
Commercial Services and Supplies - 1.8%
    56,000   Capita Group PLC                                   752,341
   212,000   Hays PLC                                           654,136

                                                              1,406,477
Food Products - 1.3%
    82,000   Cadbury Schweppes PLC                            1,052,412
Health Care Equipment and Supplies - 0.5%
    34,000   Smith & Nephew PLC                                 432,350
Hotels, Restaurants and Leisure - 0.9%
    14,800   Carnival PLC                                       713,469
Media - 2.0%
    73,000   Reed Elsevier PLC                                  872,958
    62,805   Yell Group PLC                                     739,299

                                                              1,612,257
Oil, Gas and Consumable Fuels - 5.0%
    68,000   BG Group PLC                                       981,154
    16,656   Cairn Energy PLC*                                  509,830
   126,097   John Wood Group PLC                                667,079
    53,900   Royal Dutch Shell PLC - Class A                  1,794,142

                                                              3,952,205
Pharmaceuticals - 2.0%
    56,302   GlaxoSmithKline PLC                              1,548,262
Specialty Retail - 1.4%
   200,000   Kingfisher PLC                                   1,095,442
Tobacco - 0.8%
    14,000   Imperial Tobacco Group PLC                         626,951
Trading Companies and Distributors - 1.0%
    35,000   Wolseley PLC                                       820,548

                                                             16,472,564

             Total Common Stocks                             77,547,801
             (Cost $50,406,011)

Preferred Stocks - 2.0%
Brazil - 2.0%
Commercial Banks - 0.6%
    13,100   Banco Itau Hldg. Financeira S.A. ADR     $         456,142
Oil, Gas and Consumable Fuels - 1.4%
    12,900   Petroleo Brasileiro S.A. ADR                     1,152,615

             Total Preferred Stocks                           1,608,757
             (Cost $606,985)

Other Investments - For Trustee Deferred Compensation Plan(1)- 0.0%
         1   RS Core Equity Fund, Class A             $              43

Shares                                                           Value
-----------------------------------------------------------------------
         4   RS Emerging Growth Fund, Class A         $             154
        13   RS Global Natural Resources Fund, Class A              419
        10   RS Growth Fund, Class A                                149
        28   RS Investors Fund, Class A                             331
         8   RS Midcap Opportunities Fund, Class A                  125
         2   RS Partners Fund, Class A                               89
         4   RS Smaller Company Growth Fund, Class A                 93
         3   RS Value Fund, Class A                                  89

             Total Other Investments - For
             Trustee Deferred Compensation Plan                   1,492
             (Cost $1,472)

Total Investments - 100.0%                                   79,158,050
(Cost $51,014,468)
Cash, Receivables, and
Other Assets Less Liabilities - 0.0%                             26,029

Net Assets - 100%                                     $      79,184,079

- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $328,590 representing 0.4% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
* Non-income producing security.
(1) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.

Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $    28,663,183
Gross unrealized depreciation .................        (602,670)
                                                ----------------
Net unrealized appreciation ................... $     28,060,513
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Investment Quality Bond Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Principal                                                       Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ---- - -- -- --
Asset Backed Securities - 7.4%
$    1,406,329  Ameriquest Mtg. Secs., Inc.              $   1,362,408
                2003-5 A6
                4.541% due 4/25/2033(1)
        31,458  Amresco Residential Sec. Mtg. Loan Tr.          31,321
                1997-1 MIF
                7.42% due 3/25/2027
       800,000  Capital Auto Receivables Asset Tr.             800,598
                2006-SN1A A3
                5.31% due 10/20/2009+
     1,264,000  Carmax Auto Owner Tr.                        1,251,170
                2005-1 A4
                4.35% due 3/15/2010
        63,262  Caterpillar Financial Asset Tr.                 62,973
                2004-A A3
                3.13% due 1/26/2009
       175,000  Chase Funding  Mtg. Loan Tr.                   167,978
                2004-1 1A6
                4.266% due 6/25/2015
       467,000  CitiFinancial Mtg. Sec., Inc.                  456,897
                2003-3 AF5
                4.553% due 8/25/2033
                Countrywide Asset-Backed Certificates Tr.
        10,038  2004-10 AF3                                     10,001
                3.842% due 10/25/2030
       161,935  2004-S1 A2                                     159,710
                3.872% due 3/25/2020
     1,310,000  Renaissance Home Equity Loan Tr.             1,295,775
                2005-2 AF3
                4.499% due 8/25/2035(1)
                Residential Asset Mtg. Prods., Inc.
       300,000  2003-RZ4 A5                                    296,352
                4.66% due 2/25/2032
       722,117  2003-RS3 AI4                                   722,455
                5.67% due 4/25/2033
       384,350  Residential Funding Mtg. Secs. Tr.             380,430
                2003-HS3 AI2
                3.15% due 7/25/2018
       884,137  Vanderbilt Acquisition Loan Tr.                886,242
                2002-1 A3
                5.70% due 9/7/2023
       586,545  Volkswagen Auto Lease Tr.                      585,693
                2004-A A4A
                3.09% due 8/20/2010

                Total Asset Backed Securities                8,470,003
                (Cost $8,550,357)

Collateralized Mortgage Obligations - 23.9%
$    1,906,245  Banc of America Alternative Loan Tr.     $   1,914,441
                2004-1 2A1
                6.00% due 2/25/2034
                Banc of America Funding Corp.

Principal                                                       Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ---- - -- -- --
$    2,227,389  2006-1 3A1                               $   2,179,097
                5.50% due 1/25/2036
     1,053,135  2006-3 5A5                                   1,046,132
                5.50% due 3/25/2036
       555,841  Citigroup Mtg. Loan Tr.                        557,884
                2005-8 2A5
                5.50% due 9/25/2035
                Countrywide Home Loan Tr.
     2,656,031  2005-21 A2                                   2,608,306
                5.50% due 10/25/2035
       904,316  2002-19 1A1                                    906,267
                6.25% due 11/25/2032
                FHLMC
       700,000  2626 KA                                        657,468
                3.00% due 3/15/2030
       565,686  1534 Z                                         561,689
                5.00% due 6/15/2023
       400,000  2663 VQ                                        383,312
                5.00% due 6/15/2022
       159,764  2500 TD                                        159,538
                5.50% due 2/15/2016
     2,300,000  3227 PR                                      2,277,841
                5.50% due 9/15/2035
     1,122,976  2367 ME                                      1,151,690
                6.50% due 10/15/2031
       775,838  FNMA                                           772,058
                2006-45 AC
                5.50% due 6/25/2036
     1,661,634  GNMA                                         1,698,183
                1997-19 PG
                6.50% due 12/20/2027
     2,288,857  J.P. Morgan Mtg. Tr.                         2,288,500
                2005-S2 2A15
                6.00% due 9/25/2035
       918,000  Mastr Asset Securitization Tr.                 905,060
                2003-10 3A7
                5.50% due 11/25/2033
     1,623,409  Residential Funding Mtg. Secs. Tr.           1,611,854
                2006-S3 A7
                5.50% due 3/25/2036
                Wells Fargo Mtg.-Backed Secs. Tr.
     1,500,000  2003-11 1A3                                  1,486,548
                4.75% due 10/25/2018
     1,832,839  2005-5 1A1                                   1,794,465
                5.00% due 5/25/2020
     1,147,599  2006-1 A3                                    1,124,647
                5.00% due 3/25/2021
     1,100,000  2003-2 A7                                    1,085,484
                5.25% due 2/25/2018

                Total Collateralized Mortgage Obligations   27,170,464
                (Cost $27,366,648)

Commercial Mortgage Backed Securities - 9.6%
$      275,289  Chase Comm'l. Mtg. Secs. Corp.           $     279,007
                1998-2 A2
                6.39% due 11/18/2030
     1,500,000  Crown Castle Towers LLC                      1,480,183
                2005-1A AFX
                4.643% due 6/15/2035+(1)

Principal                                                       Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ---- - -- -- --
$       44,089  First Union Nat'l. Bank Comm'l. Mtg. Tr. $      44,171
                2000-C2 A1
                6.94% due 10/15/2032
     1,050,000  Four Times Square Tr.                        1,135,525
                2000-4TS A2
                7.795% due 4/15/2015+
       212,775  GMAC Comm'l. Mtg. Secs., Inc.                  212,643
                1997-C1 A3
                6.869% due 7/15/2029
                J.P. Morgan Chase Comm'l. Mtg. Secs. Corp.
     1,200,000  2006-RR1A A1                                 1,206,360
                5.455% due 10/18/2052+(1)
     1,000,000  2001-C1 A3                                   1,027,539
                5.857% due 10/12/2035
                Merrill Lynch Mtg. Tr.
     1,110,000  2004-BPC1 A5                                 1,079,802
                4.855% due 10/12/2041(1)
     1,100,000  2006-C1 AM                                   1,126,590
                5.66% due 5/12/2039(1)
                Morgan Stanley Capital I, Inc.
     1,200,000  2006-HQ9 AM                                  1,231,013
                5.773% due 7/12/2044
       975,000  1999-RM1 E                                   1,003,232
                7.005% due 12/15/2031(1)
     1,150,000  SBA CMBS Tr.                                 1,155,872
                2006-1A A
                5.314% due 11/15/2036+

                Total Commercial Mortgage
                Backed Securities                           10,981,937
                (Cost $10,944,892)

Corporate Bonds - 20.4%
Aerospace and Defense - 0.9%
$      200,000  General Dynamics Corp.                   $     197,244
                4.50% due 8/15/2010
       250,000  L-3 Communications Corp.                       245,625
                6.125% due 1/15/2014
       150,000  TRW, Inc.                                      182,494
                7.75% due 6/1/2029
                United Technologies Corp.
       100,000  4.375% due 5/1/2010                             98,216
       300,000  4.875% due 5/1/2015                            290,568

                                                             1,014,147

Automotive - 0.2%
                DaimlerChrysler NA Hldg.
       200,000  4.05% due 6/4/2008                             196,998
        80,000  6.50% due 11/15/2013                            84,254

                                                               281,252

Building Materials - 0.3%
       350,000  CRH America, Inc.                              354,795
                6.00% due 9/30/2016

Diversified Manufacturing - 0.2%
       200,000  Siemens Financieringsmat N.V.                  203,491
                6.125% due 8/17/2026+

Principal                                                       Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ---- - -- -- --
Electric - 0.2%
$      150,000  Nevada Power Co.                         $     156,316
                6.65% due 4/1/2036
       100,000  PacifiCorp                                      91,483
                5.25% due 6/15/2035

                                                               247,799

Energy - 0.7%
       150,000  Canadian Nat'l. Resources Ltd.                 146,760
                6.25% due 3/15/2038
       288,000  RAS Laffan Liquefied Natural
                Gas Co. Ltd.                                   282,707
                3.437% due 9/15/2009+
       350,000  Western Oil Sands, Inc.                        391,125
                8.375% due 5/1/2012

                                                               820,592

Energy-Refining - 0.3%
       250,000  Tosco Corp.                                    317,071
                8.125% due 2/15/2030

Entertainment - 0.3%
       350,000  Time Warner, Inc.                              386,748
                7.57% due 2/1/2024

Finance Companies - 1.7%
       150,000  American Express Co.                           159,742
                6.80% due 9/1/2066
       200,000  Capital One Bank Co.                           202,753
                5.75% due 9/15/2010
       500,000  CIT Group, Inc.                                500,166
                5.58% due 5/18/2007(1)
       200,000  General Electric Capital Corp.                 226,606
                6.75% due 3/15/2032
       250,000  GMAC LLC                                       247,082
                5.125% due 5/9/2008
       400,000  Household Finance Corp.                        419,797
                6.375% due 11/27/2012
       150,000  Residential Capital Corp.                      149,923
                6.125% due 11/21/2008

                                                             1,906,069

Financial - 1.3%
       150,000  Bear Stearns Co., Inc.                         147,123
                5.55% due 1/22/2017
       325,000  Goldman Sachs Group, Inc.                      316,459
                5.125% due 1/15/2015
                Lehman Brothers Hldgs., Inc.
       200,000  4.25% due 1/27/2010                            195,912
       200,000  6.625% due 1/18/2012                           211,288
       250,000  Merrill Lynch & Co.                            242,310
                5.00% due 1/15/2015
                Morgan Stanley
       150,000  4.00% due 1/15/2010                            145,792
       200,000  4.75% due 4/1/2014                             189,957

                                                             1,448,841

Principal                                                       Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ---- - -- -- --
Financial-Banks - 3.5%
$      400,000  Bank of America Corp.                    $     395,360
                4.875% due 9/15/2012
       300,000  BB&T Corp.                                     285,346
                4.90% due 6/30/2017
                Citigroup, Inc.
       400,000  4.625% due 8/3/2010                            395,582
       500,000  5.00% due 9/15/2014                            488,130
       300,000  City Nat'l. Corp.                              296,121
                5.125% due 2/15/2013
       200,000  Credit Suisse First Boston Corp.               210,245
                6.50% due 1/15/2012
       200,000  HSBC USA, Inc.                                 191,196
                4.625% due 4/1/2014
       450,000  J.P. Morgan Chase & Co.                        461,506
                5.75% due 1/2/2013
       375,000  MBNA America Bank Nat'l. Tr.                   408,937
                7.125% due 11/15/2012
       150,000  Sovereign Bank, Inc.                           147,323
                5.125% due 3/15/2013
       300,000  Wachovia Capital Tr. III                       303,578
                5.80% due 3/15/2042(1)
       200,000  Wachovia Corp.                                 197,668
                5.25% due 8/1/2014
       150,000  Washington Mutual Bank, FA                     149,196
                5.65% due 8/15/2014

                                                             3,930,188

Food and Beverage - 0.4%
       125,000  Diageo Capital PLC                             124,177
                5.50% due 9/30/2016
       300,000  Kellogg Co.                                    291,603
                2.875% due 6/1/2008
        50,000  Kraft Foods, Inc.                               49,270
                5.25% due 10/1/2013

                                                               465,050

Health Care - 0.3%
       175,000  Aetna, Inc.                                    181,372
                6.00% due 6/15/2016
       200,000  Fisher Scientific Int'l., Inc.                 200,485
                6.125% due 7/1/2015

                                                               381,857

Home Construction - 0.3%
       300,000  Ryland Group, Inc.                             299,568
                5.375% due 6/1/2008

Insurance - 1.2%
       200,000  AXA SA                                         195,701
                6.463% due 12/31/2049+
       250,000  Genworth Financial, Inc.                       241,416
                4.95% due 10/1/2015
       100,000  Liberty Mutual Group, Inc.                     106,837
                7.50% due 8/15/2036+
       250,000  MetLife, Inc.                                  244,098
                6.40% due 12/15/2036(1)

Principal                                                       Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ---- - -- -- --
$      300,000  Symetra Financial Corp.                  $     304,030
                6.125% due 4/1/2016+
       300,000  UnumProvident Finance Co.                      312,836
                6.85% due 11/15/2015+

                                                             1,404,918

Media-Cable - 0.8%
       650,000  Comcast Cable Comm., Inc.                      672,974
                6.875% due 6/15/2009
       200,000  Comcast Corp.                                  200,228
                6.45% due 3/15/2037

                                                               873,202

Media-NonCable - 0.2%
       150,000  News America Hldgs., Inc.                      173,791
                8.00% due 10/17/2016

Metals and Mining - 0.6%
       300,000  Freeport-McMoRan Copper & Gold, Inc.           315,750
                10.125% due 2/1/2010
       200,000  Noranda, Inc.                                  206,732
                6.00% due 10/15/2015
       150,000  Steel Dynamics, Inc.                           150,187
                6.75% due 4/1/2015+

                                                               672,669

Natural Gas-Pipelines - 0.1%
       100,000  Enterprise Prods. Operating LP                 109,429
                8.375% due 8/1/2066(1)

Paper and Forest Products - 0.1%
        75,000  Weyerhaeuser Co.                                78,782
                6.75% due 3/15/2012

Pharmaceuticals - 0.6%
                Genentech, Inc.
       150,000  4.75% due 7/15/2015                            144,225
       250,000  5.25% due 7/15/2035                            229,356
       125,000  Schering-Plough Corp.                          127,355
                5.55% due 12/1/2013
       125,000  Wyeth                                          124,310
                6.00% due 2/15/2036

                                                               625,246

Railroads - 0.4%
       150,000  CSX Corp.                                      148,438
                4.875% due 11/1/2009
       300,000  Norfolk Southern Corp.                         314,467
                6.75% due 2/15/2011

                                                               462,905

Real Estate Investment Trusts - 1.3%
       200,000  ERP Operating LP                               198,445
                5.375% due 8/1/2016
       150,000  Federal Realty Investment Tr.                  155,412
                6.20% due 1/15/2017
       150,000  Highwoods Realty Ltd.                          148,906
                5.85% due 3/15/2017+

Principal                                                       Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ---- - -- -- --
$      200,000  Liberty Ppty. LP                         $     213,133
                7.25% due 3/15/2011
       100,000  Regency Centers LP                             105,836
                6.75% due 1/15/2012
       200,000  Simon Ppty. Group LP                           195,694
                5.25% due 12/1/2016
       250,000  USB Realty Corp.                               251,427
                6.091% due 12/22/2049+(1)
       250,000  Westfield Group                                251,153
                5.40% due 10/1/2012+

                                                             1,520,006

Retailers - 0.3%
       200,000  J.C. Penney Co., Inc.                          216,083
                7.40% due 4/1/2037
       150,000  Wal-Mart Stores, Inc.                          141,888
                4.50% due 7/1/2015

                                                               357,971

Supermarkets - 0.1%
       100,000  Kroger Co.                                     108,976
                7.50% due 4/1/2031

Technology - 0.2%
       250,000  Cisco Systems, Inc.                            251,730
                5.50% due 2/22/2016

Utilities-Electric - 1.8%
       300,000  Alabama Power Co.                              280,426
                5.65% due 3/15/2035
       200,000  Exelon Corp.                                   194,252
                4.45% due 6/15/2010
       200,000  Florida Power & Light Co.                      177,265
                4.95% due 6/1/2035
       350,000  Nevada Power Co.                               352,896
                5.875% due 1/15/2015
       100,000  Pacific Gas & Electric Co.                     100,245
                6.05% due 3/1/2034
       300,000  Potomac Edison Co.                             295,018
                5.35% due 11/15/2014
       500,000  Public Service Co. of New Mexico               493,789
                4.40% due 9/15/2008
       200,000  Public Service Electric Gas Co.                199,114
                5.125% due 9/1/2012

                                                             2,093,005

Wireless Communications - 0.7%
       400,000  New Cingular Wireless Svcs., Inc.              450,270
                8.125% due 5/1/2012
       200,000  Sprint Capital Corp.                           207,117
                6.90% due 5/1/2019
       100,000  Vodafone Group PLC                              96,538
                6.15% due 2/27/2037

                                                               753,925

Principal                                                       Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ---- - -- -- --
Wireline Communications - 1.4%
$      150,000  AT&T, Inc.                               $     159,914
                6.80% due 5/15/2036
       250,000  Deutsche Telekom Int'l. Finance BV             309,664
                8.25% due 6/15/2030(1)
       100,000  Embarq Corp.                                   101,955
                7.082% due 6/1/2016
                France Telecom S.A.
       325,000  7.75% due 3/1/2011(1)                          354,080
       115,000  8.50% due 3/1/2031(1)                          149,461
       150,000  Telecom Italia Capital                         142,312
                5.25% due 10/1/2015
       225,000  Verizon Comm., Inc.                            225,139
                5.55% due 2/15/2016
       200,000  Verizon Global Funding Corp.                   189,135
                5.85% due 9/15/2035

                                                             1,631,660

                Total Corporate Bonds                       23,175,683
                (Cost $23,099,377)

Mortgage Pass-Through Securities - 20.4%
                FHLMC
$    7,538,681  5.50% due 9/1/2034 - 12/1/2036           $   7,466,304
           558  7.00% due 8/1/2008                                 562
                FNMA
     1,704,751  5.00% due 8/1/2021                           1,681,245
     4,032,591  5.00% due 4/1/2034 - 6/1/2036                3,900,776
     1,020,628  5.278% due 6/1/2036(1)                       1,022,999
       552,535  5.50% due 8/1/2019 - 9/1/2019                  554,920
     1,286,747  5.50% due 1/1/2037                           1,273,327
     1,047,667  5.783% due 12/1/2036(1)                      1,057,172
       706,429  6.00% due 8/1/2021                             718,217
       566,697  6.00% due 10/1/2036                            570,909
       983,765  6.222% due 8/1/2046(1)                       1,000,857
       157,095  6.50% due 1/1/2013                             160,914
       368,680  6.50% due 7/1/2014                             377,005
     1,768,069  6.50% due 8/1/2036                           1,803,653
       396,263  7.00% due 2/1/2009 - 6/1/2032                  411,758
       287,332  7.50% due 5/1/2027 - 2/1/2031                  301,286
       108,654  8.00% due 6/1/2030 - 9/1/2030                  114,765
                GNMA
       270,614  6.00% due 12/15/2033                           274,731
       481,639  6.50% due 4/15/2033                            495,387

                Total Mortgage Pass-Through Securities      23,186,787
                (Cost $23,096,334)

Sovereign Debt Securities - 0.6%
$      350,000  Pemex Project Funding Master Tr.         $     364,875
                7.875% due 2/1/2009(1)
       250,000  Quebec Province                                241,577
                4.60% due 5/26/2015
       100,000  United Mexican States                           98,900
                4.625% due 10/8/2008

                Total Sovereign Debt Securities                705,352
                (Cost $700,422)

Principal                                                       Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ---- - -- -- --
Taxable Municipal Security - 0.2%
$      200,000  Oregon Sch. Brds. Association            $     184,734
                4.759% due 6/30/2028
                (Cost $200,000)

U.S. Government Securities - 13.6%
U.S. Government Agency Securities - 4.0%
$    2,590,000  FHLB                                     $   2,507,229
                5.125% due 7/17/2018
                FHLMC
       390,000  3.15% due 12/16/2008                           378,972
     1,418,000  5.00% due 7/2/2018                           1,353,570
       310,000  FNMA                                           305,749
                4.50% due 12/1/2009

                                                             4,545,520

U.S. Treasury Bonds and Notes - 9.6%
     2,670,000  U.S. Treasury Bonds                          2,517,308
                4.50% due 2/15/2036
                U.S. Treasury Notes
       160,000  4.625% due 2/29/2012                           160,594
     8,295,000  4.625% due 2/15/2017                         8,278,153

                                                            10,956,055

                Total U.S. Government Securities            15,501,575
                (Cost $15,495,671)

Commercial Paper - 3.5%
Food and Staples Retailing - 1.7%
$    2,000,000  Sysco Corp.                              $   1,999,700
                5.40% due 4/2/2007

Personal Products - 1.8%
     2,000,000  Lauder Estee Cos., Inc.                      1,999,701
                5.39% due 4/2/2007

                Total Commercial Paper                       3,999,401
                (Cost $3,999,401)

Shares                                                          Value
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ---- - -- -- --
Other Investments - For Trustee Deferred Compensation Plan(2)- 0.0%
             2  RS Core Equity Fund, Class A             $          63
             6  RS Emerging Growth Fund, Class A                   229
            19  RS Global Natural Resources Fund, Class A          621
            14  RS Growth Fund, Class A                            221
            41  RS Investors Fund, Class A                         491
            13  RS Midcap Opportunities Fund, Class A              185
             4  RS Partners Fund, Class A                          131
             6  RS Smaller Company Growth Fund, Class A            138
             5  RS Value Fund, Class A                             132

                Total Other Investments - For
                Trustee Deferred Compensation Plan               2,211
                (Cost $2,179)

Principal                                                       Value
Amount
- --- -- -- ----- -- -- -- -- -- -- -- -- -- -- -- -- ---- - -- -- --
Repurchase Agreement - 0.2%
$      188,000  State Street Bank and Trust Co.          $     188,000
                repurchase agreement,
                dated 3/30/2007, maturity
                value $188,081 at
                5.15%, due 4/2/2007(3)
                (Cost $188,000)

Total Investments - 99.8%                                  113,566,147
(Cost $113,643,281)
Cash, Receivables, and Other
Assets Less Liabilities - 0.2%                                 268,512

Net Assets - 100%                                        $ 113,834,659

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $7,985,813 representing 7.0% of net asset of which have been deemed liquid by investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(1) Interest accrual can change due to structural features. The rate shown is the rate in effect at 3/31/2007.
(2) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(3) The repurchase agreement is fully collateralized by $195,000 in U.S. Government Agency, 3.875%, due 6/15/2008, with a value of $194,513.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $        785,692
Gross unrealized depreciation .................         (911,215)
                                                ----------------
Net unrealized depreciation ................... $       (125,523)
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Large Cap Value Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                              Value
--------------------------------------------------------------------------
Common Stocks - 96.6%
Aerospace and Defense - 2.0%
      6,800         Lockheed Martin Corp.                $         659,736
     16,300         Northrop Grumman Corp.                       1,209,786

                                                                 1,869,522

Air Freight and Logistics - 1.5%
     13,300         FedEx Corp.                                  1,428,819

Auto Components - 3.9%
     17,100         BorgWarner, Inc.                             1,289,682
     25,000         Johnson Controls, Inc.                       2,365,500

                                                                 3,655,182

Automobiles - 0.6%
      8,800         Harley-Davidson, Inc.                          517,000

Beverages - 1.9%
     21,700         Anheuser-Busch Cos., Inc.                    1,094,982
     29,900         Constellation Brands, Inc. - Class A*          633,282

                                                                 1,728,264

Biotechnology - 0.5%
      7,000         Cephalon, Inc.*                                498,470

Building Products - 1.5%
     52,600         Masco Corp.                                  1,441,240

Capital Markets - 8.2%
      7,500         Bank of New York, Inc.                         304,125
     46,300         Mellon Financial Corp.                       1,997,382
     53,600         Morgan Stanley                               4,221,536
     19,300         Northern Trust Corp.                         1,160,702

                                                                 7,683,745

Commercial Banks - 9.0%
      7,500         City National Corp.                            552,000
     53,000         Fifth Third Bancorp                          2,050,570
     24,000         PNC Financial Svcs. Group, Inc.              1,727,280
    118,300         Wells Fargo & Co.                            4,073,069

                                                                 8,402,919

Diversified Financial Services - 10.5%
     29,656         Bank of America Corp.                        1,513,049
     84,900         Citigroup, Inc.                              4,358,766
     80,700         J.P. Morgan Chase & Co.                      3,904,266

                                                                 9,776,081

Diversified Telecommunication Services - 2.8%
     58,700         AT&T, Inc.                                   2,314,541
      4,967         Embarq Corp.                                   279,891

                                                                 2,594,432

Electric Utilities - 7.2%
     40,200         American Electric Power, Inc.                1,959,750
     36,500         Exelon Corp.                                 2,507,915
     40,600         Northeast Utilities                          1,330,462
     32,000         Pepco Hldgs., Inc.                             928,640

                                                                 6,726,767

Energy Equipment and Services - 3.5%
     20,100         ENSCO Int'l., Inc.                           1,093,440

Shares                                                              Value
--------------------------------------------------------------------------
     18,300         GlobalSantaFe Corp.                  $       1,128,744
     33,100         Halliburton Co.                              1,050,594

                                                                 3,272,778

Food and Staples Retailing - 1.6%
     28,500         Costco Wholesale Corp.                       1,534,440

Health Care Providers and Services - 2.3%
     18,100         Medco Health Solutions, Inc.*                1,312,793
     14,900         UnitedHealth Group, Inc.                       789,253

                                                                 2,102,046

Household Durables - 0.9%
     10,600         Fortune Brands, Inc.                           835,492

Industrial Conglomerates - 3.0%
     79,500         General Electric Co.                         2,811,120

Information Technology Services - 1.0%
     24,700         Accenture Ltd. - Class A                       951,938

Insurance - 3.9%
     21,400         Allstate Corp.                               1,285,284
     11,800         American Int'l. Group, Inc.                    793,196
     16,700         Hartford Financial Svcs. Group, Inc.         1,596,186

                                                                 3,674,666

Machinery - 3.3%
     38,400         Illinois Tool Works, Inc.                    1,981,440
     15,500         PACCAR, Inc.                                 1,137,700

                                                                 3,119,140

Media - 3.6%
     48,500         News Corp. - Class A                         1,121,320
     13,700         Omnicom Group, Inc.                          1,402,606
     11,100         R.H. Donnelley Corp.                           786,879

                                                                 3,310,805

Multi-Utilities - 1.9%
     30,600         NiSource, Inc.                                 747,864
     17,200         Sempra Energy                                1,049,372

                                                                 1,797,236

Oil, Gas and Consumable Fuels - 6.7%
     39,500         Chevron Corp.                                2,921,420
     43,900         Exxon Mobil Corp.                            3,312,255

                                                                 6,233,675

Pharmaceuticals - 5.8%
     50,600         Bristol-Myers Squibb Corp.                   1,404,656
     10,400         Johnson & Johnson                              626,704
     33,700         Merck & Co., Inc.                            1,488,529
     38,600         Wyeth                                        1,931,158

                                                                 5,451,047

Road and Rail - 2.0%
     23,200         Burlington Northern Santa Fe Corp.           1,865,976

Software - 3.5%
      9,400         McAfee, Inc.*                                  273,352
     59,100         Microsoft Corp.                              1,647,117
     77,200         Symantec Corp.*                              1,335,560

                                                                 3,256,029

Shares                                                              Value
--------------------------------------------------------------------------
Specialty Retail - 1.0%
     24,900         Home Depot, Inc.                     $         914,826

Thrifts and Mortgage Finance - 1.0%
     16,100         Federal Home Loan Mortgage Corp.               957,789

Wireless Telecommunication Services - 2.0%
     99,242         Sprint Nextel Corp.                          1,881,628

                    Total Common Stocks                         90,293,072
                    (Cost $66,093,567)

Exchange-Traded Fund - 2.5%
     16,300         S&P Depositary Receipts Trust
                    Series I, exp. 12/31/2099            $       2,314,600
                    (Cost $2,201,549)

Other Investments - For Trustee Deferred Compensation Plan (1) - 0.0%
          1         RS Core Equity Fund, Class A         $              55
          6         RS Emerging Growth Fund, Class A                   199
         16         RS Global Natural Resources Fund, Class A          540
         12         RS Growth Fund, Class A                            192
         36         RS Investors Fund, Class A                         426
         11         RS Midcap Opportunities Fund, Class A              161
          3         RS Partners Fund, Class A                          114
          6         RS Smaller Company Growth Fund, Class A            120
          4         RS Value Fund, Class A                             114

                          Total Other Investments - For
                    Trustee Deferred Compensation Plan               1,921
                    (Cost $1,894)

Principal
Amount                                                              Value
--------------------------------------------------------------------------
Repurchase Agreement - 1.2%
$1,095,000          State Street Bank and Trust Co.      $       1,095,000
                    repurchase agreement,
                    dated 3/30/2007, maturity
                    value $1,095,470 at
                    5.15%, due 4/2/2007(2)
                    (Cost $1,095,000)

Total Investments - 100.3%                                      93,704,593
(Cost $69,392,010)
Liabilities in Excess of Cash,
Receivables and Other Assets - (0.3)%                             -283,489

Net Assets - 100%                                        $      93,421,104

* Non-income producing security.
(1) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(2) The repurchase agreement is fully collateralized by $1,060,000 in U.S. Government Agency, 5.625%, due 3/14/2036, with a value of $1,116,975.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:


Gross unrealized appreciation ................. $    24,536,361
Gross unrealized depreciation .................        (427,875)
                                                ----------------
Net unrealized appreciation ................... $    24,108,486
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Low Duration Bond Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Principal                                                      Value
Amount
- --- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
Asset Backed Securities - 17.5%
$    360,000  American Express Credit Acct. Master Tr. $      355,641
              2004-3 A
              4.35% due 12/15/2011
     319,834  Ameriquest Mtg. Secs., Inc.                     309,845
              2003-5 A6
              4.541% due 4/25/2033
     340,000  Bank One Issuance Tr.                           333,116
              2003-A7 A7
              3.35% due 3/15/2011
     520,000  Capital Auto Receivables Asset Tr.              520,389
              2006-SN1A A3
              5.31% due 10/20/2009+
     390,000  Carmax Auto Owner Tr.                           386,041
              2005-1 A4
              4.35% due 3/15/2010
      59,466  Caterpillar Financial Asset Tr.                  59,194
              2004-A A3
              3.13% due 1/26/2009
     440,000  Chase Funding Mtg. Loan Tr.                     422,346
              2004-1 1A6
              4.266% due 6/25/2015
     200,885  Chase Manhattan Auto Owner Tr.                  200,605
              2003-A A4
              2.06% due 12/15/2009
     350,000  CitiFinancial Mtg. Sec., Inc.                   342,429
              2003-3 AF5
              4.553% due 8/25/2033
              Countrywide Asset-Backed Certificates Tr.
      34,988  2004-10 AF3                                      34,857
              3.842% due 10/25/2030
     223,919  2004-S1 A2                                      220,841
              3.872% due 3/25/2020
     565,000  Ford Credit Auto Owner Tr.                      559,971
              2005-B A4
              4.38% due 1/15/2010
      13,048  Navistar Financial Corp. Owner Tr.               13,027
              2004-A A3
              2.01% due 8/15/2008
     510,000  Renaissance Home Equity Loan Tr.                504,462
              2005-2 AF3
              4.499% due 8/25/2035(1)
              Residential Asset Mtg. Prods., Inc. Tr.
     510,000  2003-RZ4 A5                                     503,798
              4.66% due 2/25/2032
      54,293  2004-RS9 AII2                                    54,329
              5.158% due 5/25/2034(1)
     529,552  2003-RS3 AI4                                    529,800
              5.67% due 4/25/2033(1)
      96,504  2002-RS4 AI5                                     96,096
              6.163% due 8/25/2032(1)

Principal                                                      Value
Amount
- --- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
$     72,066  Residential Funding Mtg. Secs. Tr.       $       71,331
              2003-HS3 AI2
              3.15% due 7/25/2018
     176,552  Volkswagen Auto Lease Tr.                       176,295
              2004-A A4A
              3.09% due 8/20/2010
     587,000  World Omni Auto Receivables Tr.                 577,408
              2005-A A4
              3.82% due 11/12/2011

              Total Asset Backed Securities                 6,271,821
              (Cost $6,292,139)

Collateralized Mortgage Obligations - 8.0%
              FHLMC
$    390,644  2598 QC                                  $      385,983
              4.50% due 6/15/2027
     236,444  1534 Z                                          234,773
              5.00% due 6/15/2023
     165,681  2500 TD                                         165,447
              5.50% due 2/15/2016
     108,438  20 H                                            108,507
              5.50% due 10/25/2023
     185,469  1650 J                                          186,651
              6.50% due 6/15/2023
              FNMA
     261,434  2003-24 PU                                      253,194
              3.50% due 11/25/2015
     277,630  2003-63 GU                                      273,392
              4.00% due 7/25/2033
     340,000  2005-39 CL                                      338,079
              5.00% due 12/25/2021
     339,892  2003-13 ME                                      337,717
              5.00% due 2/25/2026
      42,395  2002-55 PC                                       42,229
              5.50% due 4/25/2026
     249,034  2006-45 AC                                      247,821
              5.50% due 6/25/2036
      53,281  GNMA                                             52,437
              2002-93 NV
              4.75% due 2/20/2032
     194,977  J.P. Morgan Mtg. Tr.                            194,946
              2005-S2 2A15
              6.00% due 9/25/2035
      59,643  Wells Fargo Mtg.-Backed Secs. Tr.                58,534
              2005-14 2A1
              5.50% due 12/25/2035

              Total Collateralized
              Mortgage Obligations                          2,879,710
              (Cost $2,915,580)

Commercial Mortgage Backed Securities - 13.0%
$    564,116  Chase Comm'l. Mtg. Secs. Corp.           $      571,736
              1998-2 A2
              6.39% due 11/18/2030
     391,983  Comm'l. Mtg. Asset Tr.                          401,207
              1999-C1 A3
              6.64% due 1/17/2032

Principal                                                      Value
Amount
- --- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
$    250,000  Crown Castle Towers LLC                  $      246,697
              2005-1A AFX
              4.643% due 6/15/2035+
     320,000  Four Times Square Tr.                           346,065
              2000-4TS A2
              7.795% due 4/15/2015+
              GMAC Comm'l. Mtg. Secs., Inc.
      69,532  1997-C1 A3                                       69,489
              6.869% due 7/15/2029
     287,153  1999-C2 A2                                      295,809
              6.945% due 9/15/2033
              Greenwich Capital Comm'l. Funding Corp.
      36,532  2004-GG1 A2                                      36,329
              3.835% due 6/10/2036
     336,000  2005-GG3 A2                                     329,520
              4.305% due 8/10/2042
              J.P. Morgan Chase Comm'l.
              Mtg. Secs. Corp.                                414,803
     428,605  2004-C1 A1
              3.053% due 1/15/2038                            354,501
     345,000  2001-C1 A3
              5.857% due 10/12/2035
              LB UBS Comm'l. Mtg. Tr.
     250,000  2003-C1 A2                                      245,548
              3.323% due 3/15/2027
      51,853  2001-C3 A1                                       52,731
              6.058% due 6/15/2020
     261,003  2000-C5 A1                                      262,302
              6.41% due 12/15/2019
     690,000  Morgan Stanley Capital I, Inc.                  709,979
              1999-RM1 E
              7.005% due 12/15/2031(1)
     337,743  Salomon Brothers Mtg. Secs. VII, Inc.           340,175
              2001-C2 A2
              6.168% due 2/13/2010

              Total Commercial Mortgage
              Backed Securities                             4,676,891
              (Cost $4,721,996)

Corporate Bonds - 32.8%
Aerospace and Defense - 0.2%
$     53,000  Raytheon Co.                             $       52,719
              4.50% due 11/15/2007

Automotive - 1.4%
     500,000  Daimler Chrysler NA Hldg. Corp.                 497,643
              4.75% due 1/15/2008

Chemicals - 3.2%
     300,000  ICI Wilmington, Inc.                            301,825
              7.05% due 9/15/2007
     200,000  Lyondell Chemical Co.                           201,000
              10.875% due 5/1/2009
     300,000  Potash Corp. Saskatchewan                       301,039
              7.125% due 6/15/2007

Principal                                                      Value
Amount
- --- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
$    328,000  Praxair, Inc.                            $      327,575
              4.75% due 7/15/2007

                                                            1,131,439

Electric - 1.8%
     350,000  Entergy Gulf States, Inc.                       343,039
              3.60% due 6/1/2008
     300,000  Pepco Holdings, Inc.                            299,883
              5.50% due 8/15/2007

                                                              642,922

Energy - 1.4%
     300,000  Anadarko Petroleum Corp.                        293,287
              3.25% due 5/1/2008
     216,000  RAS Laffan Liquefied Natural Gas Co. Ltd.       215,205
              3.437% due 9/15/2009+

                                                              508,492

Entertainment - 1.1%
     400,000  AOL Time Warner, Inc.                           400,106
              6.15% due 5/1/2007

Finance Companies - 3.9%
     500,000  General Electric Capital Corp.                  496,885
              3.50% due 8/15/2007
     350,000  General Motors Acceptance Corp.                 345,587
              4.375% due 12/10/2007
     300,000  Istar Financial, Inc.                           303,811
              7.00% due 3/15/2008
     250,000  Residential Capital Corp.                       249,872
              6.125% due 11/21/2008

                                                            1,396,155

Financial-Banks - 1.7%
     300,000  Popular NA, Inc.                                294,085
              3.875% due 10/1/2008
     300,000  Sovereign Bank, Inc.                            296,616
              4.00% due 2/1/2008

                                                              590,701

Home Construction - 0.8%
     300,000  Ryland Group, Inc.                              299,568
              5.375% due 6/1/2008

Insurance - 2.2%
     300,000  UnitedHealth Group, Inc.                        297,762
              3.375% due 8/15/2007
     200,000  UnumProvident Corp.                             201,726
              5.859% due 5/15/2009
     300,000  WellPoint, Inc.                                 296,653
              3.75% due 12/14/2007

                                                              796,141

Lodging - 0.8%
     300,000  Starwood Hotels & Resorts Worldwide, Inc.       300,232
              7.375% due 5/1/2007


Principal                                                      Value
Amount
- --- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
Media-Cable - 0.9%
$    300,000  Comcast Corp.                            $      306,285
              7.625% due 4/15/2008

Media-NonCable - 0.5%
     150,000  R.H. Donnelley Fin. Corp I                      162,000
              10.875% due 12/15/2012

Metals and Mining - 1.4%
     500,000  Steel Dynamics, Inc.                            511,250
              9.50% due 3/15/2009

Natural Gas-Distributors - 0.9%
     290,000  ONEOK, Inc.                                     308,014
              7.125% due 4/15/2011

Natural Gas-Pipelines - 2.5%
     500,000  Enterprise Prod. Operating LP                   496,356
              4.00% due 10/15/2007
     400,000  Sempra Energy                                   399,558
              4.621% due 5/17/2007

                                                              895,914

Paper and Forest Products - 1.6%
     300,000  Int'l. Paper Co.                                294,822
              3.80% due 4/1/2008
     300,000  Packaging Corp. of America                      295,275
              4.375% due 8/1/2008

                                                              590,097

Retailers - 2.5%
     300,000  CVS Corp.                                       297,371
              3.875% due 11/1/2007
     305,000  Federated Dept. Stores, Inc.                    309,714
              6.625% due 9/1/2008
     300,000  J. C. Penney Corp., Inc.                        301,791
              6.50% due 12/15/2007

                                                              908,876

Supermarkets - 0.8%
     300,000  Safeway, Inc.                                   302,042
              7.00% due 9/15/2007

Transportation Services - 0.8%
     300,000  FedEx Corp.                                     300,000
              2.65% due 4/1/2007

Utilities-Electric and Water - 1.6%
     289,000  American Electric Power Co., Inc.               288,151
              4.709% due 8/16/2007(1)
     300,000  Tampa Electric Co.                              299,912
              5.375% due 8/15/2007

                                                              588,063

Wireline Communications - 0.8%
     300,000  Telecom Italia Capital                          294,083
              4.00% due 11/15/2008

              Total Corporate Bonds                        11,782,742
              (Cost $11,802,533)

Principal                                                      Value
Amount
- --- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
Mortgage Pass-Through Security - 1.0%
$    344,502  FNMA                                     $      350,487
              6.222% due 8/1/2046(1)
              (Cost $347,894)

Sovereign Debt Security - 0.8%
$    300,000  United Mexican States                    $      296,700
              4.625% due 10/8/2008
              (Cost $297,135)

U.S. Government Securities - 24.0%
U.S. Government Agency Securities - 18.1%
              FHLMC
$    585,000  3.15% due 12/16/2008                     $      568,458
    1,380,000 4.00% due 12/15/2009                          1,351,267
              FNMA
     165,000  3.75% due 3/18/2010(1)                          161,700
     920,000  3.875% due 2/15/2010                            898,023
     520,000  4.50% due 12/1/2009                             512,870
    1,210,000 5.00% due 10/15/2011 - 2/16/2012              1,217,272
    1,800,000 5.125% due 4/15/2011                          1,818,511

                                                            6,528,101

U.S. Treasury Notes - 5.9%
U.S. Treasury Notes
     700,000  4.25% due 10/15/2010                            693,793
     120,000  4.50% due 11/15/2010                            119,906
     355,000  4.50% due 11/30/2011                            354,431
     450,000  4.625% due 2/29/2012                            451,670
      50,000  4.625% due 11/15/2009                            50,076
     440,000  4.75% due 2/28/2009                             441,032

                                                            2,110,908

              Total U.S. Government Securities              8,639,009
              (Cost $8,612,576)

Shares                                                         Value
- --- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
Other Investments - For Trustee Deferred Compensation Plan (2) - 0.0%
           1  RS Core Equity Fund, Class A             $           20
           2  RS Emerging Growth Fund, Class A                     71
           6  RS Global Natural Resources Fund, Class A           193
           4  RS Growth Fund, Class A                              69
          13  RS Investors Fund, Class A                          153
           4  RS Midcap Opportunities Fund, Class A                58
           1  RS Partners Fund, Class A                            41
           2  RS Smaller Company Growth Fund, Class A              43
           1  RS Value Fund, Class A                               41

              Total Other Investments - For
              Trustee Deferred Compensation Plan                  689
              (Cost $680)


Principal                                                      Value
Amount
- --- -- -- --- -- -- -- -- -- -- -- -- -- -- -- -- ---- -- -- -- --
Repurchase Agreement - 4.1%
$   1,471,000 State Street Bank and Trust Co.          $    1,471,000
              repurchase agreement,
              dated 3/30/2007, maturity
              value $1,471,631 at
              5.15%, due 4/2/2007(3)
              (Cost $1,471,000)

Total Investments - 101.2%                                 36,369,049
(Cost $36,461,533)
Liabilities in Excess of Cash, Receivables
and Other Assets - (1.2)%                                    -430,721

Net Assets - 100%                                       $  35,938,328

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2007, the aggregate market value of these securities amounted to $1,328,356 representing 3.7% of net asset of which have been deemed liquid by investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.
(1) Interest accrual can change due to structural features. The rate shown is the rate in effect at 3/31/2007.
(2) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(3) The repurchase agreement is fully collateralized by $1,475,000 in U.S. Government Agency, 5.50%, due 11/17/2016, with a value of $1,502,656.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $       109,179
Gross unrealized depreciation .................        (201,662)
                                                ----------------
Net unrealized depreciation ................... $       (92,483)
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS S&P 500 Index Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                       Value
-------------------------------------------------------------------
Common Stocks - 98.5%
Aerospace and Defense - 2.4%
  11,088   Boeing Co.                              $        985,834
   5,750   General Dynamics Corp.                           439,300
   1,543   Goodrich Corp.                                    79,434
  10,024   Honeywell Int'l., Inc.                           461,705
   1,600   L-3 Comm. Hldgs., Inc.                           139,952
   4,304   Lockheed Martin Corp.                            417,574
   5,040   Northrop Grumman Corp.                           374,069
   6,629   Raytheon Co.                                     347,757
   2,645   Rockwell Collins, Inc.                           177,030
  13,710   United Technologies Corp.                        891,150

                                                          4,313,805

Air Freight and Logistics - 0.9%
   2,300   C. H. Robinson Worldwide, Inc.                   109,825
   4,150   FedEx Corp.                                      445,835
  15,015   United Parcel Svc., Inc. - Class B             1,052,551

                                                          1,608,211

Airlines - 0.1%
   9,932   Southwest Airlines Co.                           146,000

Auto Components - 0.2%
   1,665   Goodyear Tire & Rubber Co.*                       51,931
   2,858   Johnson Controls, Inc.                           270,424

                                                            322,355

Automobiles - 0.4%
  28,459   Ford Motor Co.                                   224,542
   7,879   General Motors Corp.                             241,413
   3,838   Harley-Davidson, Inc.                            225,482

                                                            691,437

Beverages - 1.9%
   9,391   Anheuser-Busch Cos., Inc.                        473,870
     690   Brown-Forman Corp. - Class B                      45,236
  26,632   Coca-Cola Co.                                  1,278,336
   4,764   Coca-Cola Enterprises, Inc.                       96,471
   3,100   Constellation Brands, Inc. - Class A*             65,658
     525   Molson Coors Brewing Co. - Class B                49,676
   2,459   Pepsi Bottling Group, Inc.                        78,418
  21,565   PepsiCo., Inc.                                 1,370,671

                                                          3,458,336

Biotechnology - 1.3%
  16,558   Amgen, Inc.*                                     925,261
   4,622   Biogen Idec, Inc.*                               205,124
   5,400   Celgene Corp.*                                   283,284
   3,879   Genzyme Corp.*                                   232,818
   6,700   Gilead Sciences, Inc.*                           512,550
   3,661   MedImmune, Inc.*                                 133,224

                                                          2,292,261

Building Products - 0.2%
   2,386   American Standard Cos., Inc.                     126,506
   5,783   Masco Corp.                                      158,454

                                                            284,960

Shares                                                       Value
-------------------------------------------------------------------
Capital Markets - 3.6%
   3,230   Ameriprise Financial, Inc.              $        184,562
  10,777   Bank of New York, Inc.                           437,007
   1,689   Bear Stearns Cos., Inc.                          253,941
  13,989   Charles Schwab Corp.                             255,859
   5,500   E*TRADE Financial Corp.*                         116,710
   1,600   Federated Investors, Inc. - Class B               58,752
   2,401   Franklin Resources, Inc.                         290,113
   5,666   Goldman Sachs Group, Inc.                      1,170,766
   3,184   Janus Capital Group, Inc.                         66,577
   1,900   Legg Mason, Inc.                                 178,999
   7,298   Lehman Brothers Hldgs., Inc.                     511,371
   5,409   Mellon Financial Corp.                           233,344
  12,554   Merrill Lynch & Co., Inc.                      1,025,285
  14,008   Morgan Stanley                                 1,103,270
   2,595   Northern Trust Corp.                             156,063
   4,614   State Street Corp.                               298,757
   3,456   T. Rowe Price Group, Inc.                        163,089

                                                          6,504,465

Chemicals - 1.6%
   3,281   Air Products & Chemicals, Inc.                   242,663
     966   Ashland, Inc.                                     63,370
  13,965   Dow Chemical Co.                                 640,435
  13,109   E.I. Du Pont de Nemours & Co.                    647,978
   1,083   Eastman Chemical Co.                              68,586
   2,453   Ecolab, Inc.                                     105,479
   1,497   Hercules, Inc.*                                   29,251
   1,377   Int'l. Flavors & Fragrances, Inc.                 65,022
   7,972   Monsanto Co.                                     438,141
   2,174   PPG Inds., Inc.                                  152,854
   4,532   Praxair, Inc.                                    285,335
   1,534   Rohm & Haas Co.                                   79,338
   2,186   Sigma-Aldrich Corp.                               90,763

                                                           2,909,215

Commercial Banks - 4.0%
   6,963   BB&T Corp.                                       285,622
   2,548   Comerica, Inc.                                   150,638
   2,700   Commerce Bancorp, Inc.                            90,126
   1,900   Compass Bancshares, Inc.                         130,720
   7,546   Fifth Third Bancorp                              291,955
     545   First Horizon Nat'l. Corp.                        22,634
   3,600   Huntington Bancshares, Inc.                       78,660
   4,965   KeyCorp                                          186,038
   1,300   M & T Bank Corp.                                 150,579
   3,714   Marshall & Ilsley Corp.                          171,995
   8,365   National City Corp.                              311,596
   4,177   PNC Financial Svcs. Group, Inc.                  300,618
  10,667   Regions Financial Corp.                          377,292
   5,176   SunTrust Banks, Inc.                             429,815
   4,926   Synovus Financial Corp.                          159,307
  24,804   U.S. Bancorp                                     867,396
  25,457   Wachovia Corp.                                 1,401,408
  45,474   Wells Fargo & Co.                              1,565,670
   1,438   Zions Bancorporation                             121,540

                                                          7,093,609

Shares                                                       Value
-------------------------------------------------------------------
Commercial Services and Supplies - 0.5%
   4,995   Allied Waste Inds., Inc.*               $         62,887
   1,581   Avery Dennison Corp.                             101,595
   1,525   Cintas Corp.                                      55,053
   2,052   Equifax, Inc.                                     74,795
   1,707   Monster Worldwide, Inc.*                          80,861
   2,834   Pitney Bowes, Inc.                               128,635
   2,723   R.R. Donnelley & Sons Co.                         99,635
   2,547   Robert Half Int'l., Inc.                          94,264
   7,874   Waste Management, Inc.                           270,944

                                                            968,669

Communications Equipment - 2.5%
   1,590   ADC Telecomm., Inc.*                              26,616
   6,102   Avaya, Inc.*                                      72,065
   1,500   Ciena Corp.*                                      41,925
  83,042   Cisco Systems, Inc.*                           2,120,062
  22,097   Corning, Inc.*                                   502,486
   2,954   JDS Uniphase Corp.*                               44,989
   8,600   Juniper Networks, Inc.*                          169,248
  30,125   Motorola, Inc.                                   532,309
  23,004   QUALCOMM, Inc.                                   981,351
   5,897   Tellabs, Inc.*                                    58,380

                                                          4,549,431

Computers and Peripherals - 3.7%
  12,169   Apple Computer, Inc.*                          1,130,622
  31,526   Dell, Inc.*                                      731,718
  30,768   EMC Corp.*                                       426,137
  36,698   Hewlett Packard Co.                            1,473,058
  20,781   Int'l. Business Machines Corp.                 1,958,817
   1,223   Lexmark Int'l. Group, Inc. - Class A*             71,496
   2,758   NCR Corp.*                                       131,750
   5,702   Network Appliance, Inc.*                         208,237
   2,698   QLogic Corp.*                                     45,866
   2,600   SanDisk Corp.*                                   113,880
  40,832   Sun Microsystems, Inc.*                          245,400

                                                          6,536,981

Construction and Engineering - 0.1%
   1,050   Fluor Corp.                                       94,206

Construction Materials - 0.1%
   1,439   Vulcan Materials Co.                             167,615

Consumer Finance - 0.9%
  17,051   American Express Co.                             961,676
   5,778   Capital One Financial Corp.                      436,008
   5,901   SLM Corp.                                        241,351

                                                          1,639,035

Containers and Packaging - 0.2%
   1,626   Ball Corp.                                        74,552
   1,504   Bemis Co., Inc.                                   50,219
   2,261   Pactiv Corp.*                                     76,286
   2,362   Sealed Air Corp.                                  74,639
   1,394   Temple-Inland, Inc.                               83,278

                                                            358,974

Shares                                                       Value
-------------------------------------------------------------------
Distributors - 0.1%
   2,486   Genuine Parts Co.                       $        121,814

Diversified Consumer Services - 0.1%
   1,845   Apollo Group, Inc. - Class A*                     80,996
   3,608   H & R Block, Inc.                                 75,912

                                                            156,908

Diversified Financial Services - 5.3%
  62,001   Bank of America Corp.                          3,163,291
     500   Chicago Mercantile Exchange Hldgs., Inc.         266,230
   2,500   CIT Group, Inc.                                  132,300
  67,262   Citigroup, Inc.                                3,453,231
  47,853   J.P. Morgan Chase & Co.                        2,315,128
   3,318   Moody's Corp.                                    205,915

                                                          9,536,095

Diversified Telecommunication Services - 3.1%
  86,402   AT&T, Inc.                                     3,406,831
   1,992   CenturyTel, Inc.                                  90,018
   3,419   Citizens Comm. Co.                                51,114
   2,290   Embarq Corp.                                     129,041
  23,023   Qwest Comm. Int'l., Inc.*                        206,977
  39,685   Verizon Comm.                                  1,504,855
   6,011   Windstream Corp.                                  88,302

                                                          5,477,138

Electric Utilities - 1.8%
   2,653   Allegheny Energy, Inc.*                          130,368
   5,384   American Electric Power, Inc.                    262,470
  17,880   Duke Energy Corp.                                362,785
   4,648   Edison Int'l.                                    228,356
   2,218   Entergy Corp.                                    232,713
   8,404   Exelon Corp.                                     577,439
   4,449   FirstEnergy Corp.                                294,702
   5,814   FPL Group, Inc.                                  355,642
   1,212   Pinnacle West Capital Corp.                       58,479
   5,384   PPL Corp.                                        220,206
   3,269   Progress Energy, Inc.                            164,888
  10,646   Southern Co.                                     390,176

                                                          3,278,224

Electrical Equipment - 0.4%
   2,718   Cooper Inds. Ltd. - Class A                      122,283
   9,928   Emerson Electric Co.                             427,798
   2,645   Rockwell Automation, Inc.                        158,356

                                                            708,437

Electronic Equipment and Instruments - 0.2%
   5,982   Agilent Technologies, Inc.*                      201,534
   2,726   Jabil Circuit, Inc.                               58,364
   1,802   Molex, Inc.                                       50,816
   7,816   Sanmina-SCI Corp.*                                28,294
  12,349   Solectron Corp.*                                  38,899
   1,336   Tektronix, Inc.                                   37,622

                                                            415,529

Energy Equipment and Services - 1.9%
   4,234   B.J. Svcs. Co.                                   118,129
   4,364   Baker Hughes, Inc.                               288,591

Shares                                                       Value
-------------------------------------------------------------------
   2,200   ENSCO Int'l., Inc.                      $        119,680
  13,980   Halliburton Co.                                  443,725
   3,684   Nabors Inds., Inc.*                              109,304
   2,600   National-Oilwell Varco, Inc.*                    202,254
   2,008   Noble Corp.                                      157,990
   1,317   Rowan Cos., Inc.                                  42,763
  16,606   Schlumberger Ltd.                              1,147,475
   3,000   Smith Int'l, Inc.                                144,150
   4,372   Transocean, Inc.*                                357,192
   4,600   Weatherford Int'l. Ltd.*                         207,460

                                                          3,338,713

Food and Staples Retailing - 2.4%
   6,359   Costco Wholesale Corp.                           342,369
  21,589   CVS/Caremark Corp.                               737,049
  10,200   Kroger Co.                                       288,150
   6,030   Safeway, Inc.                                    220,939
   2,959   Supervalu, Inc.                                  115,608
   8,731   Sysco Corp.                                      295,370
  34,452   Wal-Mart Stores, Inc.                          1,617,521
  13,972   Walgreen Co.                                     641,175
   2,200   Whole Foods Market, Inc.                          98,670

                                                          4,356,851

Food Products - 1.1%
   9,568   Archer-Daniels-Midland Co.                       351,146
   3,369   Campbell Soup Co.                                131,223
   7,228   ConAgra Foods, Inc.                              180,050
   1,200   Dean Foods Co.                                    56,088
   4,546   General Mills, Inc.                              264,668
   4,723   H.J. Heinz Co.                                   222,548
   1,820   Hershey Co.                                       99,481
   3,544   Kellogg Co.                                      182,268
   1,968   McCormick & Co., Inc.                             75,807
  10,169   Sara Lee Corp.                                   172,059
   3,000   Tyson Foods, Inc. - Class A                       58,230
   2,912   W.M. Wrigley Jr. Co.                             148,308

                                                          1,941,876

Gas Utilities - 0.1%
     674   NICOR, Inc.                                       32,635
   1,200   Questar Corp.                                    107,052

                                                            139,687

Health Care Equipment and Supplies - 1.7%
     755   Bausch & Lomb, Inc.                               38,626
   9,370   Baxter Int'l., Inc.                              493,518
   3,689   Becton Dickinson & Co., Inc.                     283,647
   3,846   Biomet, Inc.                                     163,417
  16,418   Boston Scientific Corp.*                         238,718
   1,442   C.R. Bard, Inc.                                  114,653
   2,380   Hospira, Inc.*                                    97,342
  15,980   Medtronic, Inc.                                  783,979
   4,634   St. Jude Medical, Inc.*                          174,285
   4,194   Stryker Corp.                                    278,146
   1,800   Varian Medical Systems, Inc.*                     85,842
   3,313   Zimmer Hldgs., Inc.*                             282,963

                                                          3,035,136

Shares                                                       Value
-------------------------------------------------------------------
Health Care Providers and Services - 2.3%
   7,244   Aetna, Inc.                             $        317,215
   2,908   AmerisourceBergen Corp.                          153,397
   5,658   Cardinal Health, Inc.                            412,751
   1,521   Cigna Corp.                                      216,986
   2,200   Coventry Health Care, Inc.*                      123,310
   1,730   Express Scripts, Inc.*                           139,645
   2,389   Humana, Inc.*                                    138,610
     900   Laboratory Corp. of America*                      65,367
   1,456   Manor Care, Inc.                                  79,148
   3,885   McKesson Corp.                                   227,428
   3,911   Medco Health Solutions, Inc.*                    283,665
   1,800   Patterson Cos., Inc.*                             63,882
   2,476   Quest Diagnostics, Inc.                          123,478
   6,941   Tenet Healthcare Corp.*                           44,631
  18,840   UnitedHealth Group, Inc.                         997,955
   8,612   WellPoint, Inc.*                                 698,433

                                                          4,085,901

Health Care Technology - 0.1%
   3,317   IMS Health, Inc.                                  98,382

Hotels, Restaurants and Leisure - 1.6%
   6,014   Carnival Corp.                                   281,816
   1,675   Darden Restaurants, Inc.                          68,993
   2,649   Harrah's Entertainment, Inc.                     223,708
   5,226   Hilton Hotels Corp.                              187,927
   4,556   Int'l. Game Technology                           183,971
   4,086   Marriott Int'l., Inc. - Class A                  200,051
  16,821   McDonald's Corp.                                 757,786
  11,096   Starbucks Corp.*                                 347,970
   3,141   Starwood Hotels & Resorts Worldwide, Inc.        203,694
   1,623   Wendy's Int'l., Inc.                              50,800
   3,052   Wyndham Worldwide Corp.*                         104,226
   3,634   Yum! Brands, Inc.                                209,900

                                                          2,820,842

Household Durables - 0.6%
   1,127   Black & Decker Corp.                              91,986
   1,384   Centex Corp.                                      57,823
   4,100   D.R. Horton, Inc.                                 90,200
   2,219   Fortune Brands, Inc.                             174,902
     900   Harman Int'l. Inds., Inc.                         86,472
   1,236   KB Home                                           52,740
   2,782   Leggett & Platt, Inc.                             63,068
   2,100   Lennar Corp. -  Class A                           88,641
   3,827   Newell Rubbermaid, Inc.                          118,981
   2,692   Pulte Homes, Inc.                                 71,230
     811   Snap-On, Inc.                                     39,009
   1,228   Stanley Works                                     67,982
   1,060   Whirlpool Corp.                                   90,005

                                                          1,093,039

Household Products - 2.1%
   1,690   Clorox Co.                                       107,636
   7,348   Colgate-Palmolive Co.                            490,773
   6,204   Kimberly-Clark Corp.                             424,912
  43,401   Procter & Gamble Co.                           2,741,207

                                                          3,764,528


Shares                                                       Value
-------------------------------------------------------------------
Independent Power Producers and Energy Traders - 0.5%
  10,232   AES Corp.*                              $        220,193
   2,535   Constellation Energy Group, Inc.                 220,418
   4,647   Dynegy, Inc. - Class A*                           43,031
   6,690   TXU Corp.                                        428,829

                                                            912,471

Industrial Conglomerates - 3.8%
  10,394   3M Co.                                           794,413
 142,366   General Electric Co.                           5,034,062
   1,656   Textron, Inc.                                    148,709
  27,010   Tyco Int'l. Ltd.                                 852,166

                                                          6,829,350

Information Technology Services - 1.2%
   1,400   Affiliated Computer Svcs., Inc. - Class A*        82,432
   7,879   Automatic Data Processing, Inc.                  381,343
   2,000   Cognizant Tech. Solutions Corp. - Class A*       176,540
   2,251   Computer Sciences Corp.*                         117,345
   2,482   Convergys Corp.*                                  63,068
   7,704   Electronic Data Systems Corp.                    213,247
   2,300   Fidelity Nat'l. Information Svcs., Inc.          104,558
  10,505   First Data Corp.                                 282,584
   2,689   Fiserv, Inc.*                                    142,678
   5,110   Paychex, Inc.                                    193,516
   1,910   Sabre Hldgs. Corp. - Class A                      62,552
   4,516   Unisys Corp.*                                     38,070
  10,405   Western Union Co.                                228,390

                                                          2,086,323

Insurance - 4.7%
   4,286   ACE Ltd.                                         244,559
   6,859   AFLAC, Inc.                                      322,785
   8,958   Allstate Corp.                                   538,018
   1,504   Ambac Financial Group, Inc.                      129,931
  35,906   American Int'l. Group, Inc.                    2,413,601
   4,649   Aon Corp.                                        176,476
   5,778   Chubb Corp.                                      298,549
   2,577   Cincinnati Financial Corp.                       109,265
   6,100   Genworth Financial, Inc. - Class A               213,134
   4,061   Hartford Financial Svcs. Group, Inc.             388,150
   4,165   Lincoln Nat'l. Corp.                             282,345
   6,753   Loews Corp.                                      306,789
   7,535   Marsh & McLennan Cos., Inc.                      220,700
   2,115   MBIA, Inc.                                       138,511
   9,597   MetLife, Inc.                                    606,051
   4,016   Principal Financial Group, Inc.                  240,438
  10,244   Progressive Corp.                                223,524
   6,027   Prudential Financial, Inc.                       543,997
   1,823   SAFECO Corp.                                     121,102
     931   Torchmark Corp.                                   61,064
   9,667   Travelers Cos., Inc.                             500,461
   4,975   UnumProvident Corp.                              114,574
   2,213   XL Capital Ltd. - Class A                        154,821

                                                          8,348,845

Shares                                                       Value
-------------------------------------------------------------------
Internet and Catalog Retail - 0.2%
   4,000   Amazon.com, Inc.*                       $        159,160
   3,200   IAC/ InterActiveCorp*                            120,672

                                                            279,832

Internet Software and Services - 1.4%
  16,112   eBay, Inc.*                                      534,113
   3,000   Google, Inc. - Class A*                        1,374,480
   3,300   VeriSign, Inc.*                                   82,896
  16,701   Yahoo! Inc.*                                     522,574

                                                          2,514,063

Leisure Equipment and Products - 0.2%
   1,223   Brunswick Corp.                                   38,953
   4,324   Eastman Kodak Co.                                 97,549
   2,426   Hasbro, Inc.                                      69,432
   6,117   Mattel, Inc.                                     168,646

                                                            374,580

Life Sciences Tools and Services - 0.3%
   3,019   Applera Corp.-Applied Biosystems Group            89,272
     653   Millipore Corp.*                                  47,323
   2,010   PerkinElmer, Inc.                                 48,682
   5,968   Thermo Electron Corp.*                           279,004
   1,345   Waters Corp.*                                     78,010

                                                            542,291

Machinery - 1.6%
   8,976   Caterpillar, Inc.                                601,662
     571   Cummins, Inc.                                     82,635
   3,276   Danaher Corp.                                    234,070
   3,330   Deere & Co.                                      361,771
   2,911   Dover Corp.                                      142,086
   2,354   Eaton Corp.                                      196,700
   5,742   Illinois Tool Works, Inc.                        296,287
   4,306   Ingersoll-Rand Co. Ltd. - Class A                186,751
   2,512   ITT Inds., Inc.                                  151,524
   3,700   PACCAR, Inc.                                     271,580
   1,735   Pall Corp.                                        65,930
   1,682   Parker-Hannifin Corp.                            145,174
   1,400   Terex Corp.*                                     100,464

                                                          2,836,634

Media - 3.4%
   8,895   CBS Corp. - Class B                              272,098
   5,360   Clear Channel Comm., Inc.                        187,814
  41,091   Comcast Corp. - Class A*                       1,066,312
  10,900   DIRECTV Group, Inc.*                             251,463
   1,237   Dow Jones & Co., Inc.                             42,639
   3,365   Gannett Co., Inc.                                189,416
   5,651   Interpublic Group Cos., Inc.*                     69,564
   5,032   McGraw-Hill Cos., Inc.                           316,412
     690   Meredith Corp.                                    39,599
   2,319   New York Times Co. - Class A                      54,520
  31,800   News Corp. - Class A                             735,216
   2,399   Omnicom Group, Inc.                              245,610
   1,400   Scripps E.W. Co. - Class A                        62,552
  53,518   Time Warner, Inc.                              1,055,375
   3,202   Tribune Co.                                      102,816

Shares                                                       Value
-------------------------------------------------------------------
  10,095   Viacom, Inc. - Class B*                 $        415,005
  27,496   Walt Disney Co.                                  946,687

                                                          6,053,098

Metals and Mining - 0.9%
  10,396   Alcoa, Inc.                                      352,424
   1,448   Allegheny Technologies, Inc.                     154,487
   4,535   Freeport-McMoran Copper & Gold,
           Inc. - Class B                                   300,172
   6,319   Newmont Mining Corp.                             265,335
   4,270   Nucor Corp.                                      278,105
   1,892   United States Steel Corp.                        187,630

                                                          1,538,153

Multiline Retail - 1.3%
   1,561   Big Lots, Inc.*                                   48,828
   1,201   Dillards, Inc. - Class A                          39,309
   4,737   Dollar General Corp.                             100,187
   2,900   Family Dollar Stores, Inc.                        85,898
   7,436   Federated Department Stores, Inc.                334,992
   3,029   J.C. Penney Co., Inc.                            248,863
   4,780   Kohl's Corp.*                                    366,196
   2,774   Nordstrom, Inc.                                  146,855
   1,263   Sears Hldgs. Corp.*                              227,542
  12,045   Target Corp.                                     713,787

                                                          2,312,457

Multi-Utilities - 1.2%
   2,971   Ameren Corp.                                     149,441
   4,248   CenterPoint Energy, Inc.                          76,209
   2,596   CMS Energy Corp.                                  46,209
   3,075   Consolidated Edison, Inc.                        157,010
   4,770   Dominion Resources, Inc.                         423,433
   2,578   DTE Energy Co.                                   123,486
     434   Integrys Energy Group, Inc.                       24,091
   2,816   KeySpan Corp.                                    115,878
   4,276   NiSource, Inc.                                   104,506
   5,044   PG&E Corp.                                       243,474
   3,650   Public Svc. Enterprise Group, Inc.               303,096
   3,727   Sempra Energy                                    227,384
   2,624   TECO Energy, Inc.                                 45,159
   6,601   Xcel Energy, Inc.                                162,979

                                                          2,202,355

Office Electronics - 0.1%
  11,648   Xerox Corp.*                                     196,735

Oil, Gas and Consumable Fuels - 8.0%
   6,552   Anadarko Petroleum Corp.                         281,605
   4,912   Apache Corp.                                     347,278
   5,100   Chesapeake Energy Corp.                          157,488
  29,634   Chevron Corp.                                  2,191,731
  21,927   ConocoPhillips                                 1,498,710
   2,800   CONSOL Energy, Inc                               109,564
   5,242   Devon Energy Corp.                               362,851
  10,252   El Paso Corp.                                    148,346
   3,148   EOG Resources, Inc.                              224,578
  78,980   Exxon Mobil Corp.                              5,959,041
   3,816   Hess Corp.                                       211,674
   1,448   Kinder Morgan, Inc.                              154,140
   4,884   Marathon Oil Corp.                               482,686

Shares                                                       Value
-------------------------------------------------------------------
   2,600   Murphy Oil Corp.                        $        138,840
  12,042   Occidental Petroleum Corp.                       593,791
   3,700   Peabody Energy Corp.                             148,888
   8,940   Spectra Energy Corp.                             234,854
   1,838   Sunoco, Inc.                                     129,469
   7,400   Valero Energy Corp.                              477,226
   6,507   Williams Cos., Inc.                              185,189
   5,466   XTO Energy, Inc.                                 299,592

                                                         14,337,541

Paper and Forest Products - 0.3%
   6,447   Int'l. Paper Co.                                 234,671
   2,831   MeadWestvaco Corp.                                87,308
   2,211   Weyerhaeuser Co.                                 165,250

                                                            487,229

Personal Products - 0.2%
   5,746   Avon Products, Inc.                              214,096
   1,900   Estee Lauder Cos., Inc. - Class A                 92,815

                                                            306,911

Pharmaceuticals - 6.2%
  21,716   Abbott Laboratories                            1,211,753
   1,885   Allergan, Inc.                                   208,896
   1,600   Barr Pharmaceuticals, Inc.*                       74,160
  28,023   Bristol-Myers Squibb Corp.                       777,919
  13,727   Eli Lilly & Co.                                  737,277
   4,693   Forest Laboratories, Inc.*                       241,408
  39,570   Johnson & Johnson                              2,384,488
   3,608   King Pharmaceuticals, Inc.*                       70,969
  30,562   Merck & Co., Inc.                              1,349,924
   2,400   Mylan Laboratories, Inc.                          50,736
  98,592   Pfizer, Inc.                                   2,490,434
  21,081   Schering-Plough Corp.                            537,776
     840   Watson Pharmaceuticals, Inc.*                     22,201
  18,940   Wyeth                                            947,568

                                                         11,105,509

Real Estate Investment Trusts - 1.2%
   1,513   Apartment Investment & Management
           Co. - Class A                                     87,285
   2,900   Archstone-Smith Trust                            157,412
   1,100   AvalonBay Communities, Inc.                      143,000
   1,700   Boston Properties, Inc.                          199,580
   4,460   Equity Residential                               215,106
   4,000   Host Hotels & Resorts, Inc.                      105,240
   3,100   Kimco Realty Corp.                               151,094
   2,659   Plum Creek Timber Co., Inc.                      104,818
   3,578   ProLogis                                         232,319
   1,300   Public Storage, Inc.                             123,071
   3,260   Simon Ppty. Group, Inc.                          362,675
   1,800   Vornado Realty Trust                             214,812

                                                          2,096,412

Real Estate Management and Development - 0.1%
   2,600   CB Richard Ellis Group, Inc. - Class A*           88,868
   2,615   Realogy Corp.*                                    77,430

                                                            166,298

Shares                                                       Value
-------------------------------------------------------------------
Road and Rail - 0.8%
   5,163   Burlington Northern Santa Fe Corp.      $        415,260
   6,074   CSX Corp.                                        243,264
   5,860   Norfolk Southern Corp.                           296,516
     810   Ryder System, Inc.                                39,965
   4,000   Union Pacific Corp.                              406,200

                                                          1,401,205

Semiconductors and Semiconductor Equipment - 2.3%
   7,969   Advanced Micro Devices, Inc.*                    104,075
   5,686   Altera Corp. *                                   113,663
   3,168   Analog Devices, Inc.                             109,264
  20,899   Applied Materials, Inc.                          382,870
   6,292   Broadcom Corp. - Class A*                        201,784
  77,314   Intel Corp.                                    1,479,017
   2,341   KLA-Tencor Corp.                                 124,822
   4,550   Linear Technology Corp.                          143,735
   5,783   LSI Logic Corp.*                                  60,375
   4,899   Maxim Integrated Products, Inc.                  144,031
   8,530   Micron Technology, Inc.*                         103,042
   4,636   National Semiconductor Corp.                     111,913
   2,577   Novellus Systems, Inc.*                           82,516
   5,520   NVIDIA Corp.*                                    158,866
   3,235   PMC-Sierra, Inc.*                                 22,677
   2,493   Teradyne, Inc.*                                   41,234
  17,780   Texas Instruments, Inc.                          535,178
   5,339   Xilinx, Inc.                                     137,372

                                                          4,056,434

Software - 3.2%
   7,500   Adobe Systems, Inc.*                             312,750
   3,550   Autodesk, Inc.*                                  133,480
   3,499   BMC Software, Inc.*                              107,734
   6,048   CA, Inc.                                         156,704
   2,659   Citrix Systems, Inc.*                             85,168
   5,272   Compuware Corp.*                                  50,031
   4,446   Electronic Arts, Inc.*                           223,901
   5,084   Intuit, Inc.*                                    139,098
 119,176   Microsoft Corp.                                3,321,435
   6,727   Novell, Inc.*                                     48,569
  52,099   Oracle Corp.*                                    944,555
  12,731   Symantec Corp.*                                  220,246

                                                          5,743,671

Specialty Retail - 2.0%
   2,689   AutoNation, Inc.*                                 57,114
     833   AutoZone, Inc.*                                  106,741
   3,734   Bed, Bath & Beyond, Inc.*                        149,995
   6,234   Best Buy Co., Inc.                               303,720
   1,629   Circuit City Stores, Inc.                         30,185
   6,090   Gap, Inc.                                        104,809
  28,767   Home Depot, Inc.                               1,056,900
   4,455   Limited Brands                                   116,097
  21,906   Lowe's Cos., Inc.                                689,820
   4,230   Office Depot, Inc.*                              148,642
     954   OfficeMax, Inc.                                   50,314
   2,665   RadioShack Corp.                                  72,035
   1,665   Sherwin-Williams Co.                             109,957
  11,179   Staples, Inc.                                    288,865

Shares                                                       Value
-------------------------------------------------------------------
   2,083   Tiffany & Co.                           $         94,735
   6,669   TJX Cos., Inc.                                   179,796

                                                          3,559,725

Textiles, Apparel and Luxury Goods - 0.5%
   5,600   Coach, Inc.*                                     280,280
   2,039   Jones Apparel Group, Inc.                         62,659
   1,864   Liz Claiborne, Inc.                               79,872
   2,506   NIKE, Inc. - Class B                             266,288
     900   Polo Ralph Lauren Corp.                           79,335
   1,473   V.F. Corp.                                       121,699

                                                            890,133

Thrifts and Mortgage Finance - 1.3%
   8,654   Countrywide Financial Corp.                      291,121
   9,995   Federal Home Loan Mortgage Corp.                 594,603
  12,454   Federal National Mortgage Assn.                  679,739
   7,200   Hudson City Bancorp, Inc.                         98,496
     932   MGIC Investment Corp.                             54,913
   5,355   Sovereign Bancorp, Inc.                          136,231
  12,964   Washington Mutual, Inc.                          523,486

                                                          2,378,589

Tobacco - 1.6%
  28,765   Altria Group, Inc.                             2,525,854
   2,490   Reynolds American, Inc.                          155,401
   2,362   UST, Inc.                                        136,949

                                                          2,818,204

Trading Companies and Distributors - 0.0%
     944   W.W. Grainger, Inc.                               72,915

Wireless Telecommunication Services - 0.5%
   4,414   ALLTEL Corp.                                     273,668
  36,919   Sprint Nextel Corp.                              699,984

                                                            973,652

           Total Common Stocks                          175,730,280
           (Cost $144,491,266)

Principal
Amount                                                       Value
-------------------------------------------------------------------
U.S. Government Security - 0.2%
U.S. Treasury Bill - 0.2%
$260,000   U. S. Treasury Bill                     $        258,335
           5.013% due 5/17/2007(1)
           (Cost $258,335)

Shares                                                       Value
-------------------------------------------------------------------
Other Investments - For Trustee Deferred Compensation Plan(2)- 0.0%
       3   RS Core Equity Fund, Class A            $            102
      10   RS Emerging Growth Fund, Class A                     370
      30   RS Global Natural Resources Fund, Class A          1,005
      23   RS Growth Fund, Class A                              357
      66   RS Investors Fund, Class A                           794
      20   RS Midcap Opportunities Fund, Class A                300
       6   RS Partners Fund, Class A                            213

Shares                                                       Value
-------------------------------------------------------------------
      10   RS Smaller Company Growth Fund, Class A $            223
       7   RS Value Fund, Class A                               213

           Total Other Investments - For
           Trustee Deferred Compensation Plan                 3,577
           (Cost $3,528)

Principal
Amount                                                       Value
-------------------------------------------------------------------
Repurchase Agreement - 1.3%
$2,282,000 State Street Bank and Trust Co.         $      2,282,000
           repurchase agreement,
           dated 3/30/2007, maturity
           value $2,282,979 at
           5.15%, due 4/2/2007(3)
           (Cost $2,282,000)

Total Investments - 100.0%                              178,274,192
(Cost $147,035,129)
Cash, Receivables, and Other
Assets Less Liabilities - 0.0%                               67,969

Net Assets - 100%                                  $    178,342,161

* Non-income producing security.
(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(3) The repurchase agreement is fully collateralized by $2,285,000 in U.S. Government Agency, 5.50%, due 11/17/2016, with a value of $2,327,844.

Number of Contracts  Description  Expiration  Face Value   Unrealized
                                             (Thousands)  Appreciation
Purchased Futures Contracts
           6         S & P 500 Ind  Jun-07   $2,147     $    13,195

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $    51,156,803
Gross unrealized depreciation .................     (20,044,233)
                                                ----------------
Net unrealized appreciation ................... $    31,112,570
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Small Cap Core Equity Fund

Schedule of Investments

March 31, 2007 (Unaudited)

Shares                                                        Value
--------------------------------------------------------------------
Common Stocks - 98.4%
Aerospace and Defense - 3.3%
     94,600   AAR Corp.*                           $       2,607,176
    112,800   BE Aerospace, Inc.*                          3,575,760

                                                           6,182,936

Air Freight and Logistics - 1.2%
     84,200   Pacer Int'l., Inc.                           2,268,348

Airlines - 1.5%
    105,800   Skywest, Inc.                                2,838,614

Biotechnology - 1.4%
     11,700   Digene Corp.*                                  496,197
     82,700   Keryx Biopharmaceuticals, Inc.*                870,004
     55,000   Progenics Pharmaceuticals, Inc.*             1,302,400

                                                           2,668,601

Capital Markets - 1.3%
     64,400   Investment Technology Group, Inc.*           2,524,480

Chemicals - 1.0%
     32,100   Cytec Inds., Inc.                            1,805,304

Commercial Banks - 4.0%
     86,400   Center Financial Corp.                       1,708,128
     67,000   East West Bancorp, Inc.                      2,463,590
     48,700   PrivateBancorp, Inc.                         1,780,472
     15,500   Seacoast Banking Corp. of Florida              351,385
     40,400   Signature Bank Corp.*                        1,314,616

                                                           7,618,191

Commercial Services and Supplies - 3.3%
     74,200   Administaff, Inc.                            2,611,840
     96,300   Korn/Ferry Int'l.*                           2,209,122
     95,000   LECG Corp.*                                  1,375,600

                                                           6,196,562

Communications Equipment - 2.4%
     38,000   Atheros Comms., Inc.*                          909,340
     71,200   Blue Coat Systems, Inc.*                     2,615,176
     70,800   Foundry Networks, Inc.*                        960,756

                                                           4,485,272

Computers and Peripherals - 0.7%
     81,600   Rackable Systems, Inc.*                      1,384,752

Diversified Financial Services - 6.1%
     21,300   Affiliated Managers Group, Inc.*             2,307,855
     77,455   Apollo Investment Corp.                      1,657,537
     53,700   Genesis Lease Ltd. ADS*                      1,404,255
     98,450   HFF, Inc. - Class A*                         1,476,750
     95,100   Int'l. Securities Exchange Hldgs.,
              Inc. - Class A                               4,640,880

                                                          11,487,277

Diversified Telecommunication Services - 1.8%
     75,700   NeuStar, Inc. - Class A*                     2,152,908
    114,200   PAETEC Hldg. Corp.*                          1,196,816

                                                           3,349,724

Energy Equipment and Services - 4.5%
     68,300   Teekay LNG Partners LP                       2,548,273

Shares                                                        Value
--------------------------------------------------------------------
    238,300   TETRA Technologies, Inc.*            $       5,888,393

                                                           8,436,666

Food Products - 3.0%
     99,200   Flowers Foods, Inc.                          2,992,864
     90,700   Reddy Ice Hldgs., Inc.                       2,737,326

                                                           5,730,190

Health Care Equipment and Supplies - 8.8%
     87,900   American Medical Systems Hldgs., Inc.*       1,860,843
     32,200   DJ Orthopedics, Inc.*                        1,220,380
     29,800   Hologic, Inc.*                               1,717,672
     84,300   Immucor, Inc.*                               2,480,949
     59,200   Kensey Nash Corp.*                           1,805,600
     69,600   Mentor Corp.                                 3,201,600
     95,300   NuVasive, Inc.*                              2,263,375
     74,200   SonoSite, Inc.*                              2,096,892

                                                          16,647,311

Health Care Providers and Services - 4.8%
     46,399   Amedisys, Inc.*                              1,504,720
     34,300   Pediatrix Medical Group, Inc.*               1,957,158
    114,000   Psychiatric Solutions, Inc.*                 4,595,340
     30,640   Vital Images, Inc.*                          1,019,086

                                                           9,076,304

Hotels, Restaurants and Leisure - 5.0%
     21,800   Chipotle Mexican Grill, Inc. - Class A*      1,353,780
     15,500   Chipotle Mexican Grill, Inc. - Class B*        889,700
     50,000   Domino's Pizza, Inc.                         1,623,500
     66,100   Orient-Express Hotels Ltd. - Class A         3,954,102
     59,600   The Cheesecake Factory, Inc.*                1,588,340

                                                           9,409,422

Household Durables - 0.7%
     51,700   Hovnanian Enterprises, Inc. - Class A*       1,300,772

Information Technology Services - 1.2%
     48,900   CACI Int'l., Inc. - Class A*                 2,291,454

Insurance - 3.0%
     46,550   Employers Hldgs., Inc.*                        931,931
     51,400   Endurance Specialty Hldgs. Ltd.              1,837,036
     60,300   Hanover Insurance Group, Inc.                2,781,036

                                                           5,550,003

Internet and Catalog Retail - 0.9%
     99,260   FTD Group, Inc.                              1,640,768

Internet Software and Services - 1.7%
     89,200   LivePerson, Inc.*                              702,896
    204,600   TheStreet.com, Inc.                          2,506,350

                                                           3,209,246

Leisure Equipment and Products - 0.5%
     26,700   Pool Corp.                                     955,860

Machinery - 1.7%
     94,100   Gardner Denver, Inc.*                        3,279,385

Shares                                                        Value
--------------------------------------------------------------------
Metals and Mining - 2.2%
     86,300   Century Aluminum Co.*                $       4,045,744

Multiline Retail - 1.2%
     40,400   Bon-Ton Stores, Inc.                         2,272,096

Oil and Gas - 4.4%
     73,500   Bill Barrett Corp.*                          2,382,135
    214,100   Geomet, Inc.*                                1,888,362
    136,190   Targa Resources Partners LP*                 3,950,872

                                                           8,221,369

Real Estate - 6.8%
    172,900   Ashford Hospitality Trust, Inc.              2,064,426
     96,700   DiamondRock Hospitality Co.                  1,837,300
    130,000   Digital Realty Trust, Inc.                   5,187,000
     41,200   Healthcare Realty Trust, Inc.                1,536,760
     52,500   Tanger Factory Outlet Centers, Inc.          2,120,475

                                                          12,745,961

Semiconductors and Semiconductor Equipment - 5.3%
    103,300   NetLogic Microsystems, Inc.*                 2,749,846
    292,200   Trident Microsystems, Inc.*                  5,861,532
     26,750   Varian Semiconductor Equipment
              Assoc., Inc.*                                1,427,915

                                                          10,039,293

Software - 7.3%
     94,500   Ansoft Corp.*                                2,989,980
     82,100   Blackboard, Inc.*                            2,761,023
     55,300   Concur Technologies, Inc.*                     965,538
     34,500   FactSet Research Systems, Inc.               2,168,325
    285,600   Informatica Corp.*                           3,835,608
     49,500   Parametric Technology Corp.*                   944,955

                                                          13,665,429

Specialty Retail - 5.2%
    169,500   bebe stores, Inc.                            2,945,910
     67,780   Heelys, Inc.*                                1,988,665
    141,400   Pacific Sunwear of California, Inc.*         2,945,362
     41,400   The Men's Wearhouse, Inc.                    1,947,870

                                                           9,827,807

Textiles, Apparel and Luxury Goods - 1.3%
     97,400   Carter's, Inc.*                              2,468,116

Thrifts and Mortgage Finance - 0.9%
     28,800   IBERIABANK Corp.                             1,603,008

              Total Common Stocks                        185,226,265
              (Cost $163,054,881)

Other Investments - For Trustee Deferred Compensation Plan (1) - 0.0%
          3   RS Core Equity Fund, Class A         $             100
         10   RS Emerging Growth Fund, Class A                   361
         30   RS Global Natural Resources Fund, Class A          980
         23   RS Growth Fund, Class A                            348
         64   RS Investors Fund, Class A                         774
         20   RS Midcap Opportunities Fund, Class A              292

Shares                                                        Value
--------------------------------------------------------------------
          6   RS Partners Fund, Class A            $             207
         10   RS Smaller Company Growth Fund, Class A            218
          7   RS Value Fund, Class A                             208

              Total Other Investments - For
              Trustee Deferred Compensation Plan               3,489
              (Cost $3,441)

Short-Term Investment - 1.1%
              Federated Prime Obligations Fund(2)  $       2,063,906
              (Cost $2,063,906)

Total Investments - 99.5%                                187,293,660
(Cost $165,122,228)
Cash, Receivables, and Other
Assets Less Liabilities - 0.5%                               921,975

Net Assets - 100%                                  $     188,215,635

* Non-income producing security.
(1) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.
(2) Money Market Fund registered under the Investment Company Act of 1940.

Glossary:
ADS - American Depositary Share.

-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:

Gross unrealized appreciation ................. $    25,170,230
Gross unrealized depreciation .................      (3,107,751)
                                                ----------------
Net unrealized appreciation ................... $    22,062,479
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

RS Tax-Exempt Fund

Schedule of Investments

March 31, 2007 (Unaudited)

                                                       Rating
   Principal                                          Moody's/        Value
   Amount                                               S&P*
----------------------------------------------------- ----------------------
Municipal Bonds - 98.4%
Alabama - 1.1%
              Alabama 21st Century Auth.
              Tobacco Settlement Rev.,
$  1,000,000  5.25% due 12/1/2009                      Baa1/A- $   1,033,470
     160,000  5.75% due 12/1/2019                      Baa1/A-       169,058

                                                                   1,202,528

Alaska - 2.7%
   1,500,000  Northern Tobacco Securitization
              Corp. AK Asset Bkd. Ser. A,              Baa3/NR     1,499,895
              5.00% due 6/1/2032
   1,300,000  AK Asset Bkd.,                           Aaa/AAA     1,381,003
              5.80% due 6/1/2012(1)

                                                                   2,880,898

Arizona - 4.1%
   1,500,000  Mesa Arizona Utility Sys. Rev.,          Aaa/AAA     1,602,885
              5.00% due 7/1/2027
   1,000,000  Phoenix, AZ G.O. Ser. B,                 Aa1/AA+     1,074,650
              5.375% due 7/1/2020
   1,500,000  Salt River Proj., AZ Agric.              Aa1/AA      1,595,985
              Impt. & Pwr. Dist. Rev. Ser. A,
              5.00% due 1/1/2028

                                                                   4,273,520

Arkansas - 1.0%
   1,000,000  Arkansas St. G.O. Fed. Hwy.
              Grant Ser. A,                            Aa2/AA      1,040,370
              5.50% due 8/1/2011

California - 5.2%
   1,500,000  California St. Var. Purp. G.O.,           A1/A+      1,579,245
              5.00% due 3/1/2028
   1,500,000  Golden St. Tobacco Securitization
              Corp. Rev. Ser. A,                       Aaa/AAA     1,574,685
              5.00% due 6/1/2035
     750,000  Golden St. Tobacco Securitization
              Corp. Ser. 2003 A-1,                     NR/AAA        796,455
              5.00% due 6/1/2012(1)
   1,500,000  Tobacco Securitization Auth.
              Northern CA Rev. Ser. A-1,              Baa3/BBB     1,542,255
              5.375% due 6/1/2038

                                                                   5,492,640

Colorado - 6.0%
   1,500,000  Arapahoe Cnty. Colorado
              Wtr. & Wastewtr. Rev.,                   NR/AAA      1,598,070
              5.00% due 12/1/2033
   1,000,000  Commerce City Colorado
              Sales & Use Tax Rev.,                    Aaa/AAA     1,075,530
              5.00% due 8/1/2025
   1,500,000  North Metro Fire Rescue
              Dist. Colorado G.O.,                     Aaa/AAA     1,606,695
              5.00% due 12/1/2027

                                                       Rating
   Principal                                          Moody's/        Value
   Amount                                               S&P*
----------------------------------------------------- ----------------------
$  1,895,000  West Metro Fire Protn.
              Dist. Colorado G.O. Ser. A,              Aaa/NR  $   2,076,768
              5.25% due 12/1/2026

                                                                   6,357,063

Connecticut - 1.5%
   1,500,000  Greater New Haven Wtr. Pollution
              Ctrl. Auth. Ser. A,                      Aaa/AAA     1,592,595
              5.00% due 11/15/2030

Florida - 1.5%
   1,500,000  Florida St. Brd. of Ed.
              Lottery Rev. Ser. C,                     Aaa/AAA     1,587,420
              5.25% due 7/1/2016(1)

Georgia - 1.0%
   1,000,000  Fulton Cnty., GA Dev. Auth. Rev.
              Georgia Tech. Foundation Ser. A,         Aa1/AA+     1,055,990
              5.125% due 11/1/2021

Idaho - 1.0%
   1,000,000  Bonneville & Bingham Cntys.
              Idaho School Dist. G.O.,                 Aaa/NR      1,046,470
              4.50% due 9/15/2016

Kansas - 1.3%
   1,300,000  Kansas St. Dev. Fin. Auth.
              Lease Rev. Ser. G-1,                     Aaa/AAA     1,394,159
              5.125% due 4/1/2022

Kentucky - 1.3%
   1,250,000  Kentucky St. Ppty. & Bldgs. Comm.
              Rev. Proj. No. 85,                       Aaa/AAA     1,334,050
              5.00% due 8/1/2025

Maryland - 1.6%
   1,500,000  Maryland St. Economic Dev. Corp.
              Student Hsg. Rev. Univ. MD
              College Park Proj.,                      Aaa/NR      1,731,105
              6.50% due 6/1/2027(1)

Massachusetts - 8.5%
   1,500,000  Massachusetts St. College Bldg.
              Auth. Proj. Rev. Ser A,                  Aaa/AAA     1,594,380
              5.00% due 5/1/2026
   1,000,000  Massachusetts St. G.O.
              Cons. Ln. Ser. B,                        Aa2/AA      1,000,000
              3.78% due 3/1/2026(2)
   2,000,000  Massachusetts St. G.O.
              Cons. Ln. Ser. C,                        Aa2/AAA     2,175,800
              5.00% due 9/1/2025(1)
   1,500,000  Massachusetts St. Hsg.
              Fin. Agy. Ser. B,                        Aa3/AA-     1,559,340
              5.00% due 6/1/2030
   1,500,000  Massachusetts St. School Bldg.
              Auth. Sales Tax Rev. Ser. A,             Aaa/AAA     1,545,765
              4.75% due 8/15/2032

                                                       Rating
   Principal                                          Moody's/        Value
   Amount                                               S&P*
----------------------------------------------------- ----------------------
$  1,000,000  Massachusetts St. Wtr.
              Resources Auth. Rev. Ser. A,             Aaa/AAA $   1,053,810
              5.00% due 8/1/2029

                                                                   8,929,095

Minnesota - 4.4%
   1,500,000  Minnesota St. Hsg. Fin. Agy. Rev.
              AMT Res. Hsg. Fin. Ser. I,               Aa1/AA+     1,543,680
              5.05% due 7/1/2026
   1,500,000  Rochester, MN Elec. Util. Rev. Ser. C,   Aaa/NR      1,522,245
              4.50% due 12/1/2025
   1,500,000  Rochester, MN Waste Wtr. Ser. A G.O.,    Aaa/AAA     1,596,735
              5.00% due 2/1/2026

                                                                   4,662,660

Missouri - 1.0%
   1,000,000  Camdenton, MO Reorganized
              Sch. Dist. Ref. & Impt. G.O.,            Aaa/AAA     1,081,880
              5.25% due 3/1/2024

Nebraska - 2.5%
   1,000,000  Lancaster Cnty. NE School Dist. G.O.
              Lincoln Public Schools,                  Aa1/AAA     1,065,650
              5.00% due 1/15/2031
   1,500,000  Nebraska Pub. Pwr. Dist.
              Rev. Gen. Ser. C,                        Aaa/AAA     1,582,455
              5.00% due 1/1/2030

                                                                   2,648,105

New Hampshire - 1.5%
   1,500,000  New Hampshire St. Hsg.
              Fin. Auth. Rev. AMT Mtg.
              Acquisition Ser. E,                      Aa2/NR      1,538,610
              5.00% due 7/1/2030

New Jersey - 3.3%
   1,735,000  Tobacco Settlement Fin.
              Corp. NJ Asset Bkd.,                     Aaa/AAA     1,882,891
              5.50% due 6/1/2012
   1,500,000  Tobacco Settlement Fin.
              Corp., NJ Rev. Ser. 1A,                 Baa3/BBB     1,552,800
              5.00% due 6/1/2014

                                                                   3,435,691

New York - 8.9%
   1,000,000  Metropolitan Trans. Auth.
              NY Rev. Ser. B                            A2/A       1,070,050
              5.00% due 11/15/2020
   1,500,000  New York City Trans. Fin. Auth.
              Rev. Sub Future Tax Sec. Ser. B,        Aa2/AAA      1,553,430
              4.75% due 11/1/2028
   1,500,000  New York St. Urban
              Dev. Corp. Ser. A,                       NR/AA-      1,539,285
              5.25% due 1/1/2009(3)
              New York, NY G.O.

                                                       Rating
   Principal                                          Moody's/        Value
   Amount                                               S&P*
----------------------------------------------------- ----------------------
$  2,000,000  Sub. Ser. E-5,                           Aa2/AA  $   2,000,000
              3.66% due 8/1/2019(2)
   1,500,000  Ser. G-MBIA                              Aaa/AAA     1,597,890
              5.00% due 8/1/2023
   1,500,000  Ser. J Sub.Ser. J-1,                     A1/AA-      1,578,705
              5.00% due 6/1/2031

                                                                   9,339,360

North Carolina - 8.0%
   1,095,000  Appalachian St. Univ. NC Rev. Ref.,      Aaa/NR      1,165,124
              5.00% due 7/15/2025
   1,500,000  North Carolina Hsg. Fin. Agy.
              Rev. AMT Ser. 28-A                       Aa2/AA      1,501,050
              4.75% due 7/1/2033
   1,500,000  North Carolina St.
              Ref. G.O.,                               Aaa/AAA     1,558,710
              5.00% due 3/1/2010
   2,000,000  North Carolina St. Univ., NC
              Raleigh Rev. Gen. Ser. A,                Aaa/AAA     2,133,880
              5.00% due 10/1/2024
   1,975,000  Wilmington, NC Wtr. & Swr. Sys.
              Rev. Ref.,                               Aaa/AAA     2,090,063
              5.00% due 6/1/2030

                                                                   8,448,827

Ohio - 2.1%
   1,000,000  Franklin Cnty. Ohio Cnvtn. Facs.
              Ref. Tax & Lease Rev. Antic. Bds.,       Aaa/AAA     1,077,900
              5.25% due 12/1/2016
   1,050,000  Univ. of Cincinnati, OH
              Gen. Rcpts. Ser. A,                      Aaa/AAA     1,124,676
              5.50% due 6/1/2011

                                                                   2,202,576

Oregon - 4.5%
   1,500,000  Clackamas Cnty. Oregon
              School Dist. G.O. Ser. A,                Aaa/AAA     1,561,455
              4.75% due 6/15/2031
   1,500,000  Oregon St. Dept. Trans.
              Hwy. Usertax Rev. Ser. A,                Aa2/AAA     1,598,940
              5.00% due 11/15/2031
   1,500,000  Oregon St. Hsg. & Cmnty.
              Svcs. Dept. Mtg. Rev. AMT
              Single Family Mtg. Ser. E,               Aa2/NR      1,550,130
              5.00% due 1/1/2025

                                                                   4,710,525

Pennsylvania - 1.6%
   1,500,000  Philadelphia PA. School
              Dist. G.O. Ser. B,                       Aaa/AAA     1,639,830
              5.625% due 8/1/2016(1)

Puerto Rico - 6.1%
              Puerto Rico Comwlth.
   1,500,000  Pub. Impt. G.O. Ser. A,                  Aaa/AAA     1,592,445
              5.00% due 7/1/2029
   1,500,000  Pub. Impt. G.O. Ser. A                  Baa3/BBB     1,607,625
              5.25% due 7/1/2030

                                                       Rating
   Principal                                          Moody's/        Value
   Amount                                               S&P*
----------------------------------------------------- ----------------------
$  1,500,000  Puerto Rico Comwlth. Govt. Dev.
              Bank Rev. Sr. Nts. Ser. B,              Baa3/BBB $   1,582,980
              5.00% due 12/1/2012
   1,500,000  Puerto Rico Muni. Fin.
              Agy. G.O. Ser. A,                        Aaa/AAA     1,595,415
              5.00% due 8/1/2030

                                                                   6,378,465

South Carolina - 3.6%
   1,250,000  Charleston, SC Wtrwks. & Swr. Rev.,      Aa3/AA      1,326,138
              5.25% due 1/1/2018
   1,500,000  South Carolina Hsg. Fin. & Dev. Auth.
              Mtg. Rev. AMT Ser. A-2,                  Aaa/NR      1,548,885
              5.05% due 7/1/2027
    785,000   Tobacco Settlement Rev. Mgmt.           Baa3/BBB       911,675
              Auth. SC Ser. B,
              6.375% due 5/15/2030

                                                                   3,786,698

Tennessee - 1.3%
   1,250,000  Memphis Tennesee G.O.                    Aaa/AAA     1,347,475
              Gen. Impt. Ser. A,
              5.00% due 11/1/2018

Texas - 4.4%
   1,500,000  Dallas, Texas Area Rapid Transit
              Ref. Sr. Lien Rev.,                      Aaa/AAA     1,583,400
              5.00% due 12/1/2036
   1,500,000  Dallas, Texas Indpt. School
              Dist. Bldg. G.O.,                        Aaa/AAA     1,537,545
              4.75% due 8/15/2032
   1,500,000  Eanes, Texas Indpt. School Dist. G.O.,   Aaa/AAA     1,515,870
              4.50% due 8/1/2024

                                                                   4,636,815

Virgin Islands - 1.5%
   1,500,000  Virgin Islands Pub. Fin. Auth. Rev.      Aaa/AAA     1,610,145
              5.00% due 10/1/2027

Virginia - 4.6%
   1,180,000  Newport News, VA Gen. Impt. Ser. D,      Aa2/AA      1,261,137
              5.00% due 12/1/2022
   1,500,000  Tobacco Settlement Fin.
              Corp. VA Asset Bkd.,                     Baa3/BBB    1,591,920
              5.50% due 6/1/2026
   1,500,000  Upper Occoquan Swr. Auth.
              VA Reg. Rev. Ref.,                       Aaa/AAA     1,600,005
              5.00% due 7/1/2023
     420,000  Virginia College Bldg. Auth.
              VA Edl. Facs. Rev. Ser. B                Aa1/AA+       420,000
              3.77% due 2/1/2026(2)

                                                                   4,873,062

                                                       Rating
   Principal                                          Moody's/        Value
   Amount                                               S&P*
----------------------------------------------------- ----------------------
Washington - 1.3%
$  1,250,000  Snohomish Cnty., WA
              G.O. Ltd. Tax,                           Aaa/AAA $   1,337,113
              5.375% due 12/1/2019

              Total Municipal Bonds                              103,595,740
              (Cost $101,868,270)

   Shares                                                             Value
----------------------------------------------------- ----------------------
Other Investments - For Trustee Deferred Compensation Plan (4) - 0.0%
          2   RS Core Equity Fund, Class A                     $          58
          6   RS Emerging Growth Fund, Class A                           210
         17   RS Global Natural Resources
              Fund, Class A                                              570
         13   RS Growth Fund, Class A                                    202
         38   RS Investors Fund, Class A                                 451
         11   RS Midcap Opportunities Fund, Class A                      170
          3   RS Partners Fund, Class A                                  121
          6   RS Smaller Company Growth
              Fund, Class A                                              127
          4   RS Value Fund, Class A                                     121

              Total Other Investments - For
              Trustee Deferred Compensation Plan                       2,030
              (Cost $2,002)

Total Investments - 98.4%                                        103,597,770
(Cost $101,870,272)
Cash, Receivables, and Other
   Assets Less Liabilities - 1.6%                                  1,724,330

Net Assets - 100%                                              $ 105,322,100

*  Unaudited.
(1)  Pre-refunded.
(2) Variable rate demand notes.
(3) The due date shown is the mandatory put date.
(4) Investments in designated RS Mutual Funds under a deferred compensation plan adopted October 9, 2006, for disinterested Trustees.

Glossary of Terms:
AMT - Alternative Minimum Tax.
G.O. - General Obligation.
NR - Not Rated.


-------------------------------------------------------------------
The cost of investments owned at March 31, 2007 for federal income tax purpose was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2007 were as follows:


Gross unrealized appreciation ................. $      1,916,779
Gross unrealized depreciation .................         (189,282)
                                                ----------------
Net unrealized appreciation ................... $      1,727,497
                                                ================
-------------------------------------------------------------------
For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

      (b)   During  the  registrant's   last  fiscal  quarter,   the  registrant
            implemented   certain  additional   controls  with  respect  to  the
            calculation and presentation of certain performance information.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RS Investment Trust
            -----------------------------------------------------------------

By (Signature and Title)*     /s/ Terry R. Otton
                         ----------------------------------------------------
                              Terry R. Otton, President
                              (principal executive officer)

Date                          May 24, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Terry R. Otton
                         ----------------------------------------------------
                              Terry R. Otton, President
                              (principal executive officer)

Date                          May 24, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*     /s/ James E. Klescewski
                         ----------------------------------------------------
                              James E. Klescewski, Treasurer
                              (principal financial officer)

Date                          May 24, 2007
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.